Metropolitan
Series Fund, Inc.

                                         June 1998
                                        Semiannual
                                            Report


for use with
Preference Plus(R) Account
Contracts

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

We are pleased to provide Preference Plus(R) Account Performance as of June 30, 1998. The chart below reflects performance values that include all the fees and expenses, other than early withdrawal charges, as of June 30, 1998.

                     Preference Plus(R) Account Performance
                                  as of 6/30/98

                     CHANGES IN ACCUMULATION UNIT VALUES (1)
                              IRA/SEP/NQL/PEDC/TSA
           (after all fees and expenses other than withdrawal charges)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Past 3         Past 5      Inception
                                Year to        Past 12         Years          Years        to Date        Inception
  Investment Divisions           Date          Months          Ann.(2)       Ann.(2)       Ann.(2)         to Date
------------------------------------------------------------------------------------------------------------------------------------
  INCOME                        3.86%         10.20%           7.08%          6.05%         8.05%          85.80%
   inception 7/2/90
  DIVERSIFIED                  11.97%         19.65%          18.13%         13.76%        12.48%         156.30%
   inception 7/2/90
  STOCK INDEX                  16.70%         27.40%          27.82%         20.94%        16.60%         241.70%
   inception 7/2/90
  GROWTH                       18.63%         27.13%          26.53%         19.57%        15.72%         221.50%
   inception 7/2/90
  JANUS MID CAP(4)             17.73%         32.21%            N/A            N/A         35.36%          49.40%
   inception 3/3/97                                                                                       3/3/97
  LOOMIS SAYLES HIGH YIELD
   BOND(4)                      2.57%          3.65%            N/A            N/A          5.83%           7.80%
   inception 3/3/97                                                                                       3/3/97
  AGGRESSIVE GROWTH            12.93%         19.02%          10.89%         11.87%        13.88%         182.90%
   inception 7/2/90
  T. ROWE PRICE SMALL CAP
   GROWTH(4)                    4.51%         12.24%            N/A            N/A         16.82%          22.90%
   inception 3/3/97                                                                                       3/3/97
  SCUDDER GLOBAL EQUITY(4,5)   15.39%         16.36%            N/A            N/A         18.47%          25.20%
   inception 3/3/97                                                                                       3/3/97
  INTERNATIONAL STOCK          21.39%          4.20%           5.59%          5.59%         7.06%          61.20%
   inception 7/1/91


------------------------------------------------------------------------------------------------------------------------------------
                                               Year           Year            Year          Year            Year     Hypothetical
                               Accum.         Ending         Ending          Ending        Ending          Ending     Annualized
  Investment Divisions       Unit Value        1997           1996            1995          1994            1993          (3)
------------------------------------------------------------------------------------------------------------------------------------
  INCOME                      $18.58           8.49%           2.30%         18.10%        -4.34%           9.94%         9.22%
   inception 7/2/90                                                                                                     6/24/83
  DIVERSIFIED                 $25.63          19.09%          13.06%         25.46%        -4.24%          11.42%        11.41%
   inception 7/2/90                                                                                                     7/25/86
  STOCK INDEX                 $34.17          30.54%          21.11%         35.18%        -0.07%           8.21%        17.39%
   inception 7/2/90                                                                                                      5/1/90
  GROWTH                      $32.15          26.81%          20.67%         31.48%        -4.47%          12.98%        14.03%
   inception 7/2/90                                                                                                     6/24/83
  JANUS MID CAP(4)            $14.94            N/A             N/A            N/A           N/A             N/A            --
   inception 3/3/97
  LOOMIS SAYLES HIGH YIELD
   BOND(4)                    $10.78            N/A             N/A            N/A           N/A             N/A            --
   inception 3/3/97
  AGGRESSIVE GROWTH           $28.29           5.38%           6.17%         27.93%        -3.11%          21.09%        15.04%
   inception 7/2/90                                                                                                     4/29/88
  T. ROWE PRICE SMALL CAP
   GROWTH(4)                  $12.29             N/A             N/A            N/A           N/A             N/A            --
   inception 3/3/97
  SCUDDER GLOBAL EQUITY(4,5)  $12.52             N/A             N/A            N/A           N/A             N/A            --
   inception 3/3/97
  INTERNATIONAL STOCK         $16.12           -3.56%          -2.96%         -0.42%         3.71%          46.01%           --
   inception 7/1/91
------------------------------------------------------------------------------------------------------------------------------------

The SEC requires that standardized performance figures be updated no more frequently than each calendar quarter. The numbers below represent the standard calculation method which assumes that the contract was surrendered at the end of the period and that the maximum applicable withdrawal charge of up to 7% per contribution (less 10% of the account balance that can be withdrawn each year without charge from certain account balances) was paid. Based upon these assumptions, the Average Annual Returns as of 6/30/98 are:


                     Past 12               Inception to                               Past 12                Inception to
                     months   Past 5 years     date                                    months   Past 5 years     date
Income                3.97%       5.63%        8.05%            LS High Yield Bond     -2.62%       N/A          1.84%
Diversified          13.49%      13.46%       12.48%            Aggressive Growth      12.85%     11.55%        13.88%
Stock Index          21.30%      20.73%       16.60%            TRP Small Cap Growth    6.02%       N/A         13.03%
Growth               21.02%      19.34%       15.72%            Scudder Global Equity  10.17%       N/A         14.70%
Janus Mid Cap        26.14%        N/A        31.86%            International Stock    -2.07%      5.17%         7.06%

*   Not Annualized.

(1)  Percentage change in accumulation unit values from one period to the next.
(2) Assumes that the change occurred at a steady rate over the time period indicated.
(3) Based on the historical performance of the underlying funding vehicles for the contracts (Metropolitan Series Fund, Inc.). Assumes contracts were in existence at inception of corresponding portfolio until inception date of contract, when actual data was used. Dates are those of the underlying, corresponding Portfolios.
(4) MetLife has agreed to subsidize all expenses (other than management fees, brokerage commissions, taxes, interest, and any extraordinary or non-recurring expenses) in excess of .20% for each of these investment divisions until a Portfolio's total net assets are at least $100 million, or for two years from the date the Portfolio commences operations, whichever is earlier (MetLife ceased subsidizing such expenses for the Janus Mid Cap Portfolio as of December 31, 1997). The effect is that performance results are increased by this subsidy. These investment divisions may not be available through your employer sponsored plan, or in your state.
(5) MetLife is waiving a portion of its investment management fee for the first year of this division's operations. The effect is that performance results are increased by this waiver. See the prospectus for more details.

Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Series Fund, Inc. other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses. Past performance is no guarantee of future results. Accumulation values fluctuate and amounts received upon withdrawal may be more or less than the contributions made.

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Letter from the Fund's Chairman and President
--------------------------------------------------------------------------------

Dear Investor:

We are pleased to present the June 30, 1998 Semiannual Report of the Metropolitan Series Fund, Inc. We have prefaced the Report with an overview of the U.S. and international economies during the first six months of 1998. Details for each Portfolio, including a listing of assets, investments, and Portfolio characteristics, follow.

-------------------------------------
           Economic Review
-------------------------------------

The U.S. economy continued to forge ahead with low inflation. Consumer demand remained strong in real terms, but rising inventories and trade deficits were slowing overall growth in Gross Domestic Product. High-tech goods production accounted for a substantial portion of growth. The collapse in Asian economies, together with surging capacity at home, held down inflation. U.S. budget surplus forecasts were rising toward $100 billion for FY 1998.

The Federal Reserve seemed unlikely to change its policy on interest rates. Indeed, its next major move could be to ease rates. The Fed remained concerned, however, about labor costs and the heated stock market.

-------------------------------------
          U.S. Stock Market
-------------------------------------

After reacting to a variety of such concerns, the market went to new highs at the end of the period. The Standard & Poor's 500 Composite Stock Price Index rose 17.7% in the first six months of 1998 to another record. Despite leadership from the large company growth stock universe, the market narrowed on faltering performance among small- and mid-cap stocks. The overall environment for stocks continued to be very good. The market appeared to be somewhat overvalued by traditional measures and historical comparisons. The greatest risk could be any sustained shortfall in corporate earnings.

-------------------------------------
           U.S. Bond Market
-------------------------------------

The global economic environment remained bond-friendly. The flight of foreign assets to U.S. Treasury bonds has driven bond prices higher and bond yields lower than anticipated in the business cycle. Nevertheless, long-term fundamentals - sound monetary and benign fiscal policies - remained positive for bonds. Although the U.S. Treasury had less need to borrow, there has been a surge in corporate bond issuance.

-------------------------------------
         International Markets
-------------------------------------

As Asian economies continued to falter, Europe enjoyed a modest pick-up with low inflation. Aided by low interest rates and the establishment of "Euroland," European economies seemed to be embarking on an economic expansion. Confidence was rising in both consumer and corporate sectors. Rising interest rates in the United Kingdom could slow demand there. The impact of problems in Southeast Asia remained a major concern. The Japanese yen is weaker, and Japan is struggling to come up with a credible plan for its banking system. Deteriorating Russian fundamentals threatened a ruble collapse, extending to currency markets in Eastern Europe and Latin America.

Sincerely,

David A. Levene                                         Christopher P. Nicholas
Chairman of the Board and Chief Executive Officer       President and Chief
                                                        Operating Officer

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

--------------------------------------------------------------------
                  Management Discussion and Analysis
--------------------------------------------------------------------
State Street Research Growth Portfolio........................................  MDA-1

State Street Research Income Portfolio........................................  MDA-2

State Street Research Money Market Portfolio..................................  MDA-3

State Street Research Diversified Portfolio...................................  MDA-4

State Street Research Aggressive Growth Portfolio.............................  MDA-5

MetLife Stock Index Portfolio.................................................  MDA-6

State Street Research International Stock Portfolio...........................  MDA-7

Loomis Sayles High Yield Bond Portfolio.......................................  MDA-8

Janus Mid Cap Portfolio.......................................................  MDA-9

T. Rowe Price Small Cap Growth Portfolio......................................  MDA-10

Scudder Global Equity Portfolio...............................................  MDA-11

--------------------------------------------------------------------
Annual Report of the Metropolitan Series Fund as of June 30, 1998
--------------------------------------------------------------------
Schedule of Investments: State Street Research Growth Portfolio...............  MSF-1

Schedule of Investments: State Street Research Income Portfolio...............  MSF-4

Schedule of Investments: State Street Research Money Market Portfolio.........  MSF-8

Schedule of Investments: State Street Research Diversified Portfolio..........  MSF-9

Schedule of Investments: State Street Research Aggressive Growth Portfolio....  MSF-15

Schedule of Investments: MetLife Stock Index Portfolio........................  MSF-18

Schedule of Investments: State Street Research International Stock Portfolio..  MSF-27

Industry Diversification: State Street Research International Stock Portfolio.  MSF-31

Schedule of Investments: Loomis Sayles High Yield Bond Portfolio..............  MSF-32

Schedule of Investments: Janus Mid Cap Portfolio..............................  MSF-37

Schedule of Investments: T. Rowe Price Small Cap Growth Portfolio.............  MSF-39

Schedule of Investments: Scudder Global Equity Portfolio......................  MSF-46

Industry Diversification: Scudder Global Equity Portfolio.....................  MSF-49

Statements of Assets and Liabilities..........................................  MSF-50

Statements of Operations......................................................  MSF-52

Statements of Changes in Net Assets...........................................  MSF-54

Financial Highlights: State Street Research Growth Portfolio..................  MSF-58

Financial Highlights: State Street Research Income Portfolio..................  MSF-59

Financial Highlights: State Street Research Money Market Portfolio............  MSF-60

Financial Highlights: State Street Research Diversified Portfolio.............  MSF-61

Financial Highlights: State Street Research Aggressive Growth Portfolio.......  MSF-62

Financial Highlights: MetLife Stock Index Portfolio...........................  MSF-63

Financial Highlights: State Street Research International Stock Portfolio.....  MSF-64

Financial Highlights: Loomis Sayles High Yield Bond Portfolio.................  MSF-65

Financial Highlights: Janus Mid Cap Portfolio.................................  MSF-65

Financial Highlights: T. Rowe Price Small Cap Growth Portfolio................  MSF-66

Financial Highlights: Scudder Global Equity Portfolio.........................  MSF-66

Notes to Financial Statements June 30, 1998 (unaudited).......................  MSF-67

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Management's Discussion and Analysis
--------------------------------------------------------------------------------
STATE STREET RESEARCH GROWTH PORTFOLIO

The Portfolio's performance substantially exceeded its Lipper peer group average (Growth & Income). We continued to focus on growth stocks of large, high-quality companies, highlighting domestic markets such as consumer retailing and cable service. Other strong holdings included diversified communications media, healthcare, supermarkets and drug chains. Approximately one-tenth of the Portfolio was invested in Europe at the end of the first half, with some of the best results. We remained under-invested in energy.

Investors have favored stocks exhibiting stable prices and a history of strong earnings. Our best performing investments have sound operating and financial fundamentals, domestic market leadership, and improving returns on capital.

--------------------------------------------------------------------------------
                             Investment Objective
--------------------------------------------------------------------------------

To achieve long-term growth of capital and income and moderate current income.

--------------------------------------------------------------------------------
                            Underlying Investments
--------------------------------------------------------------------------------

Invests primarily in common stocks that are believed to be of good quality or to have good growth potential or that are considered to be undervalued based on historical investment standards.

--------------------------------------------------------------------------------
                   Portfolio Composition as of June 30, 1998
--------------------------------------------------------------------------------

Net Assets                    $2.9 billion

--------------------------------------------------------------------------------
                                  Composition
--------------------------------------------------------------------------------

                    State Street Research Growth Portfolio
                            Top Ten Equity Holdings

                                                             % of Total
Security                                                     Net Assets
--------                                                     ----------
Tyco International Ltd. .....................................    3.15
General Electric Co. ........................................    3.10
MediaOne Group, Inc. ........................................    2.68
Warner-Lambert Co. ..........................................    2.47
TOTAL SA ADR ................................................    2.28
Chase Manhattan Corp. .......................................    2.14
Travelers Group, Inc. .......................................    2.10
ACE Ltd. ....................................................    2.03
UNUM Corp. ..................................................    1.98
WorldCom, Inc. ..............................................    1.98

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.



                                     MDA-1

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Management's Discussion and Analysis
--------------------------------------------------------------------------------
STATE STREET RESEARCH INCOME PORTFOLIO


The Portfolio's performance substantially exceeded its Lipper peer group average (Corp. Debt A-Rated) for the first half of 1998, as it has consistently over periods of 1, 3, 5 and 10 years. We positioned the Portfolio to take advantage of an anticipated decline in interest rates. Sector selection also was important, because of the Asian crisis and corporate bond spreads.

The Portfolio was weighted in investment-grade corporates, mortgage and asset-backed securities, and good individual high-yield bonds. Our non-dollar holdings, reduced below normal, were kept in industrialized countries. Bond quality continued to be very high.

--------------------------------------------------------------------------------
                             Investment Objective
--------------------------------------------------------------------------------

To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital.

--------------------------------------------------------------------------------
                            Underlying Investments
--------------------------------------------------------------------------------

Invests primarily in fixed-income, high-quality debt securities.

--------------------------------------------------------------------------------
                   Portfolio Composition as of June 30, 1998
--------------------------------------------------------------------------------

Net Assets                               $457.9 million

Average Bond Quality                                AA+


                                     MDA-2

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Management's Discussion and Analysis
--------------------------------------------------------------------------------
STATE STREET RESEARCH MONEY MARKET PORTFOLIO

The Portfolio continued to improve with strong performance above its Lipper peer group average (Money Market) for the first half of 1998. The Federal Reserve's target for the Fed Funds rate in the first half year stayed firmly at 5.50%. Short-term rates remained stable, reflecting the steady policy of the Federal Reserve Board. The Portfolio's current maturity target is in the 45- to 55- day range, awaiting a possible change in the targeted rate for Fed Funds.

Low inflation, uncertainty in overseas markets, and an outlook of slow growth for the U.S. economy suggest the Federal Reserve monetary policy will remain unchanged for the short term. We continued to invest in high quality instruments considered to be both stable and liquid.

---------------------------------------------------
                 Investment Objective
---------------------------------------------------
To achieve the highest possible current income consistent with preservation of capital and maintenance of liquidity.

---------------------------------------------------
               Underlying Investments
---------------------------------------------------
Invests primarily in short-term money market instruments. Instruments in this Portfolio are neither insured nor guaranteed by the United States Government.


----------------------------------------------------------------------
               Portfolio Composition as of June 30, 1998
----------------------------------------------------------------------
Net Assets                 $50.9 million


                                     MDA-3

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Management's Discussion and Analysis
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

The Portfolio's performance substantially exceeded its Lipper peer group average (Income). We continued to focus on growth stocks of large, high-quality companies, highlighting domestic markets such as consumer retailing and cable service. Other strong holdings included diversified communications media, healthcare, supermarkets and drug chains. European stocks delivered some of the best results. We remained under-invested in energy.

The bond manager anticipated declining interest rates. Sector selection was important, because of the Asian economic crisis and corporate bond spreads. The Portfolio was weighted in investment-grade corporates, mortgage and asset-backed securities, and select high-yield bonds. Foreign bond holdings were only in industrialized countries.

--------------------------------------------------------------------------------
                             Investment Objective
--------------------------------------------------------------------------------

To achieve a high total return while attempting to limit investment risk and preserve capital.

--------------------------------------------------------------------------------
                            Underlying Investments
--------------------------------------------------------------------------------

Invests in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof.

--------------------------------------------------------------------------------
                   Portfolio Composition as of June 30, 1998
--------------------------------------------------------------------------------

Net Assets                                     $2.4 billion

Average Bond Quality                                    AA+

--------------------------------------------------------------------------------
                                  Composition
--------------------------------------------------------------------------------

                  State Street Research Diversified Portfolio
                            Top Ten Equity Holdings

                                                                    % of Total
Security                                                            Net Assets
--------                                                            ----------
General Electric Co. ................................                  1.64
Tyco International Ltd. .............................                  1.63
MediaOne Group, Inc. ................................                  1.42
Warner-Lambert Co. ..................................                  1.29
TOTAL SA ADR ........................................                  1.26
Travelers Group, Inc. ...............................                  1.11
Chase Manhattan Corp. ...............................                  1.11
UNUM Corp. ..........................................                  1.06
Viacom, Inc. Cl. B ..................................                  1.05
WorldCom, Inc. ......................................                  1.03

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.

                                     MDA-4

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Management's Discussion and Analysis
--------------------------------------------------------------------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

Portfolio performance rose near the Lipper peer group average (Capital Appreciation) during a turbulent six-month period. Technology and energy stocks were weak. The Southeast Asian economy softened technology demand, while continuing low oil prices hurt energy. However, the Portfolio was heavily invested in consumer stocks, such as broadcasting, retailing and services, and their performance, based on good earnings and prospects, was strong.

Richard J. Jodka, Senior Vice President of State Street Research, became Portfolio Manager in February 1998. The manager has focused on the stocks of companies in the $1 - $10 billion asset range which show potential for rapid growth. Investment strategy is directed toward a reduction in price volatility and turnover among the Portfolio's holdings and, most importantly, toward seeking steadily improving long-term results.

--------------------------------------------------------------------------------
                             Investment Objective
--------------------------------------------------------------------------------

To achieve maximum capital appreciation.

--------------------------------------------------------------------------------
                            Underlying Investments
--------------------------------------------------------------------------------

Invests primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

--------------------------------------------------------------------------------
              Portfolio Composition as of June 30, 1998
--------------------------------------------------------------------------------

Net Assets                      $1.5 billion

--------------------------------------------------------------------------------
                                  Composition
--------------------------------------------------------------------------------

               State Street Research Aggressive Growth Portfolio
                            Top Ten Equity Holdings

                                                                     % of Total
Security                                                             Net Assets
--------                                                             ----------
Republic Industries, Inc. ..................................            3.45
News Corp. Ltd. ADR ........................................            2.22
America Online, Inc. .......................................            2.22
Advanced Fibre Communications, Inc. ........................            2.07
Clear Channel Communications, Inc. .........................            1.96
Qwest Communications International, Inc. ...................            1.85
Cendant Corp. ..............................................            1.77
Men's Wearhouse, Inc. ......................................            1.73
HBO & Co. ..................................................            1.69
Outdoor Systems, Inc. ......................................            1.69

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.

                                     MDA-5

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Management's Discussion and Analysis
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO

In the first half of 1998, the Standard and Poor's 500 Index again rose to new all-time highs. This resulted in a strong gain for the Portfolio which is designed to track the S&P 500 Index.

Stocks in the S&P 500 Index continued to benefit from favorable economic conditions in the U.S. and Europe. In the first half of 1998, profits for the companies in the S&P 500 Index rose, but at a slower pace than in 1997. Strong consumer demand in the U.S. and rising productivity stemming from investments in new technology have helped corporate profits. Low inflation and an apparent end to the federal deficit problem led to lower long-term interest rates in the second quarter which, in turn, helped boost stock values. Families continuing to channel retirement savings into equity funds also served to support stock prices. During the first half of 1998, larger capitalization stocks tended to perform better than smaller stocks as investors favored the safety and liquidity of larger companies.

--------------------------------------------------------------------------------
                             Investment Objective
--------------------------------------------------------------------------------

To equal the performance of the S&P 500 Index, adjusted to assume reinvestment of dividends.

--------------------------------------------------------------------------------
                            Underlying Investments
--------------------------------------------------------------------------------

Invests in the common stock of companies which are included in the S&P 500
Index.

--------------------------------------------------------------------------------
                   Portfolio Composition as of June 30, 1998
--------------------------------------------------------------------------------

Net Assets                      $2.7 billion

--------------------------------------------------------------------------------
                                  Composition
--------------------------------------------------------------------------------

                         MetLife Stock Index Portfolio
                            Top Ten Equity Holdings

                                                                  % of Total
Security                                                          Net Assets
--------                                                          ----------
General Electric Co. ........................................        3.30
Microsoft Corp. .............................................        2.97
Coca-Cola Co. ...............................................        2.35
Exxon Corp. .................................................        1.94
Merck & Co., Inc. ...........................................        1.78
Pfizer, Inc. ................................................        1.58
Wal-Mart Stores, Inc. .......................................        1.52
Intel Corp. .................................................        1.40
Procter & Gamble Co. ........................................        1.36
Royal Dutch Petroleum Co. ...................................        1.31

There is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.

                                     MDA-6

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Management's Discussion and Analysis
--------------------------------------------------------------------------------
STATE STREET RESEARCH INTERNATIONAL STOCK PORTFOLIO

The Portfolio improved performance significantly versus its Lipper peer group (International) during the six-month period. We remained under-invested in Asia amid a full-blown recession in Japan. The Portfolio benefited from greater emphasis in Europe where inflation remained subdued and growth accelerated.

The manager favored European stocks that could avoid global pressure. With the French and German economy expanding, we trimmed overweighting of such Mediterranean markets as Spain, Italy and Portugal. We maintained an emphasis in France and bolstered investment in Germany. Stock selection was a major contributor, with particularly strong results in the United Kingdom and Belgium. Returns were held back somewhat by under-investment in Finland and stock selection in Sweden and Australia.

--------------------------------------------------------------------------------
                             Investment Objective
--------------------------------------------------------------------------------

To achieve long-term growth of capital.

--------------------------------------------------------------------------------
                            Underlying Investments
--------------------------------------------------------------------------------

Invests primarily in common stock and equity-related securities of non-United States companies.

--------------------------------------------------------------------------------
                   Portfolio Composition as of June 30, 1998
--------------------------------------------------------------------------------

Net Assets             $303.5 million

--------------------------------------------------------------------------------
                                  Composition
--------------------------------------------------------------------------------

              State Street Research International Stock Portfolio
                            Top Ten Equity Holdings

                                                                    % of Total
Security                                                            Net Assets
--------                                                            ----------
Glaxo Wellcome PLC (United Kingdom) .............................       1.58
Novartis AG (Switzerland) .......................................       1.47
British Telecom (United Kingdom) ................................       1.44
Nippon Telephone & Telegraph (Japan) ............................       1.42
Allianz Holdings AG (Germany) ...................................       1.40
British Petroleum (United Kingdom) ..............................       1.37
Nestle SA (Switzerland) .........................................       1.21
Lloyds TSB Group PLC (United Kingdom) ...........................       1.21
Royal Dutch Petroleum Co. (Netherlands) .........................       1.14
Roche Holdings AG (Switzerland) .................................       1.10

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.

                  International Stock Test Pie Chart Graphic

                           [PIE CHART APPEARS HERE]

     Diversification by Country and Region For the State Street Research
                        International Stock Portfolio
                                  as 8/30/98

                    United Kingdom:             24.4%
                    Japan:                      12.6%
                    France:                     11.2%
                    Germany:                    11.2%
                    Switzerland:                 7.6%
                    Italy:                       7.2%
                    Netherlands:                 5.6%
                    Spain:                       4.7%
                    Sweden:                      3.9%
                    Australia:                   1.7%
                    Other Europe:                6.5%
                    Other Asia/Pacific Basin:    2.8%
                    Other Americas:              0.6%


                                     MDA-7

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Management's Discussion and Analysis
--------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO

The first six months of 1998 were challenging ones for high yield investors. After posting solid returns over the first three months, economic and political turmoil resurfaced throughout Asia and Russia, dampening returns in the second quarter.

The Portfolio had a disappointing second quarter return of minus 3.93%, which lagged the 1.68% return of the Merrill Lynch High Yield Index. Year to date, our Portfolio trailed the index by a slimmer margin, returning 3.2% versus 4.5% for the benchmark. Despite the recent setback, we remain committed to our current international exposure as a means of diversifying our Portfolio and adding additional yield. We are comfortable with the overall structure of the Portfolio, and we remain confident that over the long term, select Latin American and Southeast Asian debt offer some of the most attractive investment opportunities for solid returns.

--------------------------------------------------------------------------------
                             Investment Objective
--------------------------------------------------------------------------------

To achieve high total investment return through a combination of current income and capital appreciation.

--------------------------------------------------------------------------------
                            Underlying Investments
--------------------------------------------------------------------------------

Normally invests at least 65% of its assets in fixed-income securities of below-investment-grade quality.

--------------------------------------------------------------------------------
                   Portfolio Composition as of June 30, 1998
--------------------------------------------------------------------------------

Net Assets                              $42.8 million

Average Bond Quality                               BB

                                     MDA-8

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Management's Discussion and Analysis
--------------------------------------------------------------------------------
JANUS MID CAP PORTFOLIO

Turmoil in Asia once again dominated the marketplace, stirring new fears over a continued downdraft in the Far East. Additionally, an increase in earnings disappointments, particularly in semiconductor stocks, rattled equities and sent stocks lower in May and early June. However, the stock market proved resilient and shook off these concerns to end the second quarter on a positive note. New reports of benign inflationary pressures in June prompted a strong rally in the bond market, where the yield on the 30-year U.S. Treasury bond fell to 5.6%. This dramatic decline in long-term rates acted as a strong catalyst for equities which helped stocks move forward at the end of the period.

Looking ahead, we remain optimistic toward domestic equities. Regardless of the backdrop for equities, we continue to believe in our approach, which emphasizes companies with low risk relative to their growth rates. Our discipline has not only produced some solid results for the first six months of 1998, but our returns have picked up dramatically over the past year--despite a less than favorable backdrop in small and midsize stocks.

--------------------------------------------------------------------------------
                             Investment Objective
--------------------------------------------------------------------------------

To provide long-term growth of capital.

--------------------------------------------------------------------------------
                            Underlying Investments
--------------------------------------------------------------------------------

Invests primarily in securities issued by medium-sized companies.

--------------------------------------------------------------------------------
                   Portfolio Composition as of June 30, 1998
--------------------------------------------------------------------------------

Net Assets            $243.4 million

--------------------------------------------------------------------------------
                                  Composition
--------------------------------------------------------------------------------

                            Janus Mid Cap Portfolio
                            Top Ten Equity Holdings
                                                                 % of Total
Security                                                         Net Assets
--------                                                         ----------
Apollo Group, Inc. Cl. A ......................................      5.05
Vitesse Semiconductor Corp. ...................................      4.71
Heftel Broadcasting Corp. Cl. A ...............................      4.58
Sofamor Danek Group, Inc. .....................................      4.29
Omnicare, Inc. ................................................      4.25
Pizza Express PLC .............................................      4.05
Chancellor Media Corp. ........................................      3.93
Paychex, Inc. .................................................      3.78
Progressive Corp. .............................................      3.61
Wetherspoon (J.D.) PLC ........................................      3.44

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.

                                     MDA-9

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Management's Discussion and Analysis
--------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

The Portfolio performance for the first half of 1998 of 5.13% compares favorably with 5.46% for the Russell 2000 Growth Index. The second quarter of 1998 was more difficult, as the Portfolio and the respective index performances were all negative. 1998 has exhibited a very strong market cap effect; across virtually all segments of the market, as size has increased, so has performance. This helped us with performance vs. the Russell 2000 as we are slightly larger in market cap, but hurt vs. the Lipper Index (Small Cap) as our Portfolio is somewhat smaller than the competition.

The companies in our Portfolio show good fundamental performance. Over the first six months of 1998, almost 56% of the earnings estimate changes reported by Wall Street analysts for our holdings have been positive. This compares with only 42% for the S&P 500.

The companies in the Portfolio are strong (as measured by the estimate revision performance noted above). The sector needs a catalyst to trigger a sustained period of outperformance. Small cap growth stocks have historically exhibited a pronounced pattern of relative performance, and have been in the downward part of that cycle for the past several years. Predicting when that will turn is very difficult, and we think a long-term approach to the sector is the best one. The best case for the sector is a slow-down in earnings posted by the large cap stocks that have dominated the market. If this happens (which we believe seems likely) without triggering a panic away from stocks, the possibility increases that small cap growth stocks will perform well.

-------------------------------------
        Investment Objective
-------------------------------------

To achieve long-term capital growth.

-------------------------------------
        Underlying Investments
-------------------------------------

Invests in small capitalization companies.

----------------------------------------------------------
        Portfolio Composition as of June 30, 1998
----------------------------------------------------------
Net Assets                    $163.3 million

----------------------------------------------------------
                        Composition
----------------------------------------------------------

             T. Rowe Price Small Cap Growth Portfolio
                     Top Ten Equity Holdings
                                                                 % of Total
Security                                                         Net Assets
--------                                                         ----------
Outdoor Systems, Inc. ........................................       0.62
TCA Cable TV , Inc. ..........................................       0.57
Jacor Communications, Inc. ...................................       0.54
Executive Risk, Inc. .........................................       0.52
Concord EFS, Inc. ............................................       0.51
Protective Life Corp. ........................................       0.51
American Homestar Corp. ......................................       0.51
Dollar Tree Stores, Inc. .....................................       0.49
PAREXEL International Corp. ..................................       0.49
CBT Group Public Ltd. ADR ....................................       0.49

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in the securities or industries listed.


                                    MDA-10

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Management's Discussion and Analysis
--------------------------------------------------------------------------------
SCUDDER GLOBAL EQUITY PORTFOLIO


The last six months have been strong ones in Europe for several of our themes, including Savings, Health and "Darkside Restructuring." Performances in all three themes accelerated as companies delivered news on consolidation efforts, profitability targets and efforts to increase accounting transparency.

In our "Secure Streams of Income" theme we recently added Lockheed Martin whose profits are underpinned by an increasing defense budget and a strong internal efficiency plan. We have also initiated a position in American Greetings whose long record of success should be enhanced by some new product initiatives.

Investments in the Portfolio's "Emerging Markets" theme have underperformed in recent months, and since the beginning of the year, our weighting in the emerging markets has dropped slightly. While these investments are in the riskier end of the risk-reward spectrum, we remind ourselves that it is only here that the huge amounts of industrialized country wealth that are being generated today can be absorbed.

----------------------------------------------
                 Investment Objective
----------------------------------------------
To achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks, and debt securities convertible into common stocks.

----------------------------------------------
               Underlying Investments
----------------------------------------------
Invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. The Portfolio may also invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

----------------------------------------------------------------
               Portfolio Composition as of June 30, 1998
----------------------------------------------------------------
Net Assets               $99.4 million

--------------------------------------------------------------------------------
                                   Composition
--------------------------------------------------------------------------------

                    Scudder Global Equity Portfolio
                        Top Ten Equity Holdings
                                                                    % of Total
Security                                                            Net Assets
-----------                                                        ------------
RWE AG (Germany) .................................................     1.64
Novartis AG (Switzerland) ........................................     1.61
SAP AG (Germany) .................................................     1.56
Muenchener Rueckversicherungs AG (Germany) .......................     1.55
Bayer AG (Germany) ...............................................     1.54
Viag AG (Germany) ................................................     1.51
Hoechst AG(Germany) ..............................................     1.49
BASF AG (Germany) ................................................     1.47
Credit Suisse Group (Switzerland) ................................     1.46
Allianz Holdings AG (Germany) ....................................     1.44

Due to active management, there is no guarantee that the Portfolio currently invests or will continue to invest in these countries, securities, or industries.


                  International Stock Test Pie Chart Graphic

                           [PIE CHART APPEARS HERE]

United States:                  36.9%
Germany:                        16.9%
United Kingdom:                 13.0%
Switzerland:                     8.9%
France:                          5.7%
Japan:                           3.7%
Canada:                          3.1%
Sweden:                          2.7%
Australia:                       2.2%
Netherlands:                     2.0%
Other Americas:                  2.9%
Other Asia/Pacific Basin:        1.2%
Other Europe:                    0.8%


                                    MDA-11

--------------------------------------------------------------------------------

                               Semiannual Report

                                      of

                                 Metropolitan
                               Series Fund, Inc.

                                 June 30, 1998

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH GROWTH PORTFOLIO
June 30, 1998 (unaudited)

                                                                       Value
Shares                    Issue                                      (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 91.3%
--------------------------------------------------------------------------------
Aerospace: 1.3%

   219,300      Boeing Co.                                    $     9,772,556

    22,969     *Raytheon Co. Cl. A                                  1,323,589

   435,400     *Raytheon Co. Cl. B                                 25,743,025
                                                              ---------------
                                                                   36,839,170
--------------------------------------------------------------------------------
Automotive: 2.0%

   360,200      General Motors Corp.                               24,065,863

   615,100     *Renault SA                                         34,988,982
                                                              ---------------
                                                                   59,054,845
--------------------------------------------------------------------------------
Banking: 6.6%

   522,700      Ahmanson (H.F.) & Co.                              37,111,700

   771,649     +Banc One Corp.                                     43,067,660

   568,500      BankAmerica Corp.                                  49,139,719

   825,400      Chase Manhattan Corp.                              62,317,700
                                                              ---------------
                                                                  191,636,779
--------------------------------------------------------------------------------
Broadcasting: 6.9%

 1,193,900      CBS Corp.                                          37,906,325

 1,773,400    +*MediaOne Group, Inc.                               77,918,763

   308,300     +Time Warner, Inc.                                  26,340,381

   987,900    +*Viacom, Inc. Cl. B                                 57,545,175
                                                              ---------------
                                                                  199,710,644
--------------------------------------------------------------------------------
Business Services: 0.9%

   575,671     *Cendant Corp.                                      12,017,132

   378,000      HBO & Co.                                          13,336,313

    46,900     *Young & Rubicam, Inc.                               1,500,800
                                                              ---------------
                                                                   26,854,245
--------------------------------------------------------------------------------
Chemicals: 3.0%

   463,400      Du Pont (E.I.) de Nemours & Co.                    34,581,225

    95,500     *Rhodia, Inc.                                        2,602,375

   489,100      Rohm & Haas Co.                                    50,835,831
                                                              ---------------
                                                                   88,019,431
--------------------------------------------------------------------------------
Computer Equipment & Service: 0.2%

    63,900    +*America Online, Inc.                                6,773,400
--------------------------------------------------------------------------------
Containers & Glass: 0.8%

   506,500     +Owens-Illinois, Inc.                               22,665,874
--------------------------------------------------------------------------------
Drugs & Health Care: 4.3%

   310,200     +Bristol-Myers Squibb Co.                           35,653,613

   168,500      Pfizer, Inc.                                       18,313,844

 1,035,000      Warner-Lambert Co.                                 71,803,125
                                                              ---------------
                                                                  125,770,582
--------------------------------------------------------------------------------
Electrical      Equipment: 4.4%

   992,100      General Electric Co.                               90,281,100

   442,300     +Philips Electronics NV                             37,595,500
                                                              ---------------
                                                                  127,876,600
--------------------------------------------------------------------------------
Electronics: 2.5%

   689,000    +*Analog Devices, Inc.                               16,923,563

   350,400     *Intel Corp.                                        25,962,450

   155,200      Lucent Technologies, Inc.                          12,910,700

   307,600      Texas Instruments, Inc.                            17,936,925
                                                              ---------------
                                                                   73,733,638
--------------------------------------------------------------------------------
Entertainment & Leisure: 2.4%

   902,300      International Game Technology                      21,880,775

 1,475,200     +News Corp. Ltd. ADR                                47,390,800
                                                              ---------------
                                                                   69,271,575
--------------------------------------------------------------------------------
Financial Services: 3.1%

   458,400      Federal National Mortgage Assoc.                   27,847,800

 1,009,349     +Travelers Group, Inc.                              61,191,782
                                                              ---------------
                                                                   89,039,582
--------------------------------------------------------------------------------
Food & Beverages: 5.2%

   435,300      Coca-Cola Co.                                      37,218,150

   679,700      Heinz (H.J.) Co.                                   38,148,163

   804,900      PepsiCo, Inc.                                      33,151,819

   769,500      Sara Lee Corp.                                     43,043,906
                                                              ---------------
                                                                  151,562,038
--------------------------------------------------------------------------------
Forest Products & Paper: 1.7%

   642,300      Fort James Corp.                                   28,582,350

   439,300      Weyerhaeuser Co.                                   20,290,168
                                                              ---------------
                                                                   48,872,518
--------------------------------------------------------------------------------
Household Products: 1.5%

   182,400      Gillette Co.                                       10,339,800

   354,500      Procter & Gamble Co.                               32,281,656
                                                              ---------------
                                                                   42,621,456
--------------------------------------------------------------------------------


                                     MSF-1

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH GROWTH PORTFOLIO
June 30, 1998 (unaudited)

                                                                        Value
Shares                                Issue                           (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Insurance: 4.0%

   1,513,200         ACE Ltd.                                   $    59,014,800

   1,039,500         UNUM Corp.                                      57,692,250
                                                                ----------------
                                                                    116,707,050
--------------------------------------------------------------------------------
Medical Supply: 3.5%

     415,700       +*Boston Scientific Corp.                         29,774,513

     290,200         Guidant Corp.                                   20,694,888

     705,500         Johnson & Johnson                               52,030,625
                                                                ----------------
                                                                    102,500,026
--------------------------------------------------------------------------------
Metals-Steel & Iron: 0.4%

     551,700        +British Steel Corp. PLC ADR                     12,551,174
--------------------------------------------------------------------------------
Miscellaneous: 3.2%

   1,455,500         Tyco International Ltd.                         91,696,500
--------------------------------------------------------------------------------
Multi-Industry: 0.2%

      87,800         Minnesota Mining & Manufacturing Co.             7,216,062
--------------------------------------------------------------------------------
Office & Business Equipment: 4.6%

     325,050       +*Cisco Systems, Inc.                             29,935,073

     322,700       +*EMC Corp.                                       14,460,994

     356,500         International Business Machines Corp.           40,930,656

     481,000         Xerox Corp.                                     48,881,625
                                                                ----------------
                                                                    134,208,348
--------------------------------------------------------------------------------
Oil: 2.3%

   1,012,940         TOTAL SA ADR                                    66,220,952
--------------------------------------------------------------------------------
Oil & Gas Exploration: 1.6%

     419,800         Anadarko Petroleum Corp.                        28,205,313

   1,111,700        *Seagull Energy Corp.                            18,412,531
                                                                ----------------
                                                                     46,617,844
--------------------------------------------------------------------------------
Oil-Domestic: 1.3%

     538,700         Amoco Corp.                                     22,423,388

     739,200         Oryx Energy Co.                                 16,354,800
                                                                ----------------
                                                                     38,778,188
--------------------------------------------------------------------------------
Oil-International: 1.5%

     615,000         Exxon Corp.                                     43,857,187
--------------------------------------------------------------------------------
Oil-Services: 0.6%

     271,800        +Schlumberger Ltd.                               18,567,337
--------------------------------------------------------------------------------
Retail Grocery: 3.1%

   1,026,700        *Kroger Co.                                      44,019,763

   1,134,800        +Safeway, Inc.                                   46,172,175
                                                                ----------------
                                                                     90,191,938
--------------------------------------------------------------------------------
Retail Trade: 7.6%

   1,181,800         CVS Corp.                                       46,016,338

   1,133,000         Dayton-Hudson Corp.                             54,950,500

     797,600         Family Dollar Stores, Inc.                      14,755,600

      84,300        *Fred Meyer, Inc.                                 3,582,750

     512,700        +Home Depot, Inc.                                42,586,144

     791,500         Rite Aid Corp.                                  29,730,719

     492,000        +Wal-Mart Stores, Inc.                           29,889,000
                                                                ----------------
                                                                    221,511,051
--------------------------------------------------------------------------------
Software: 1.6%

     400,900        *Cadence Design Systems, Inc.                    12,528,125

     316,800        *Microsoft Corp.                                 34,343,100
                                                                ----------------
                                                                     46,871,225
--------------------------------------------------------------------------------
Telecommunications Equipment & Services: 0.5%

     437,000        *Qwest Communications International, Inc.        15,226,719
--------------------------------------------------------------------------------
Tobacco: 0.7%

     479,400         Philip Morris Cos., Inc.                        18,876,374
--------------------------------------------------------------------------------
Utilities-Electric: 5.0%

     328,600         FPL Group, Inc.                                 20,701,800

     980,400       +*Texas Utilities Co.                             40,809,150

     726,700         Unicom Corp.                                    25,479,919

   1,192,200       +*WorldCom, Inc.                                  57,635,419
                                                                ----------------
                                                                    144,626,288
--------------------------------------------------------------------------------
Utilities-Gas Distribution & Pipelines: 0.9%

     484,000         Enron Corp.                                     26,166,250
--------------------------------------------------------------------------------
Utilities-Telephone: 1.9%

     289,100        +AT&T Corp.                                      16,514,838

     823,400         Bell Atlantic Corp.                             37,567,625

           1         U.S. West, Inc.                                         47
                                                                ----------------
                                                                     54,082,510
--------------------------------------------------------------------------------
                     TOTAL COMMON STOCK
                     (Cost: $2,043,883,241)....................   2,656,775,400
                                                                ----------------
--------------------------------------------------------------------------------


                                     MSF-2

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH GROWTH PORTFOLIO
June 30, 1998 (unaudited)



Face                                     Interest        Maturity             Value
Amount               Issue                 Rate            Date             (Note 1A)
-----------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS:  7.3%
-----------------------------------------------------------------------------------------
$ 1,723,000    American Express
               Credit Corp.                 5.650%          7/06/98        $    1,723,000

 40,000,000    Beneficial Corp.             5.590%          7/02/98            40,000,000

 34,679,000    Deere (John) Capital
               Corp.                        5.560%          7/09/98            34,679,000

 40,000,000    Household Finance
               Corp.                        5.530%          7/06/98            40,000,000

 6,134,000     Merrill Lynch & Co.,
               Inc.                         5.680%          7/13/98             6,122,386

 43,900,000    Merrill Lynch & Co.,
               Inc.                         5.620%          7/09/98            43,845,174

 46,341,000    Morgan (J.P.) & Co.,
               Inc.                         5.700%          7/13/98            46,252,952
-----------------------------------------------------------------------------------------
                      TOTAL SHORT TERM  OBLIGATIONS
                      (Cost: $212,622,512)................................    212,622,512
                                                                           --------------
-----------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS: 98.6%
                      (Cost: $2,256,505,753)..............................  2,869,397,912

                      OTHER ASSETS LESS LIABILITIES: 1.4%.................     40,182,713
                                                                           --------------
                      TOTAL NET ASSETS: 100.0%............................ $2,909,580,625
                                                                           ==============
-----------------------------------------------------------------------------------------

LEGEND:
-------
 *  Non-income producing security.

 +  Securities on loan.
    ADR (American depository receipt) represents ownership of foreign securities.

SECURITIES LENDING: (Note 7)
----------------------------
As of June 30, 1998, the market value of securities loaned was $191,039,010 with collateral backing valued at $196,234,283.

                      See Notes to Financial Statements.


                                     MSF-3

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH INCOME PORTFOLIO
June 30, 1998 (unaudited)

  Face                                    Interest     Maturity       Value
 Amount          Issue                      Rate         Date       (Note 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: 46.7%
--------------------------------------------------------------------------------

Asset Backed: 3.4%

 $1,900,000     Arcadia Auto Trust Ser.
                97-B A5                     6.700%    2/15/01-05    $  1,937,406

  4,100,000     AT&T Universal Card
                Master Trust  Ser. 95-2 A   5.950%      10/17/00       4,107,667

  1,700,000     Ford Credit Auto Loan
                Master Trust Ser. 95-1      6.500%       8/15/00       1,719,125

  3,950,000     Ford Credit Auto Owner
                Trust Ser. 97-B A3          6.050%    4/15/99-01       3,958,611

  4,000,000     World Omni Automobile
                Lease Trust Ser. 97-B A3    6.180%    11/25/00-03      4,017,480
                                                                    ------------
                                                                      15,740,289
--------------------------------------------------------------------------------

Banking: 4.8%

  1,900,000     Advanta Master Trust II
                Ser. 95-F A1                6.050%    8/01/00-03       1,903,553

  2,775,000     American Express Master
                Trust 96-1 A                6.800%       5/15/01       2,841,767

  3,950,000    (s)Bank of New York 144A     7.780%   12/01/06-26       4,219,785

  1,925,000     Capital One Bank Sr.        7.080%      10/30/01       1,966,464

  3,000,000     Capital One Bank Sr.        6.280%       2/20/01       3,004,710

  4,125,000     Citibank Credit Card
                Master Trust I Ser. 98-1 A  5.750%       1/15/01       4,106,932

    850,000     NationsBank Capital
                Trust                       8.250%    4/15/07-27         949,322

  1,000,000     NationsBank Master
                Trust Ser. 95-1 A           6.450%       8/15/00       1,011,250

  1,900,000     Prime Credit Card
                Master Trust Ser. 95-1 A    6.750%       8/15/02       1,946,892
                                                                    ------------
                                                                      21,950,675
--------------------------------------------------------------------------------
Broadcasting: 0.9%

  3,900,000     TCI Communications,
                Inc. Sr.                    7.250%       6/15/99       3,944,538
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations: 3.8%

  2,623,567     Chase Commercial Mtg.
                Sec. Ser. 97-1 A1           7.270%    7/19/02-04       2,712,112

    454,425     Countrywide Ser. 93-E A1    6.500%    1/25/97-24         452,862

  2,025,000     Credit Suisse First
                Boston Ser. 97-C2 A2        6.520%    7/17/05-07       2,072,446

  1,950,000     First Union Lehman
                Bros. Ser. 97-C2 A2         6.600%    5/18/05-07       1,970,109

  1,943,160     Morgan Stanley Capital,
                Inc. Ser. 98HF1-A1 SEQ      6.200%    1/15/03-07    $  1,956,642

  2,450,000     Morgan Stanley Capital,
                Inc. Ser. 98-XL1 A1 SEQ     6.200%    5/03/03-05       2,408,656

  1,110,867     Prudential Home Loan
                Mortgage Ser. 93-29 A-6     6.750%    8/25/98-08       1,114,678

    842,959     Residential Funding
                Corp. Ser. 93-S25 A1        6.500%    7/25/98-08         843,481

  3,867,174     Structured Asset
                Securities Corp.            6.790%    6/12/02-04       3,984,397
                                                                    ------------
                                                                      17,515,383
--------------------------------------------------------------------------------
Drugs & Health Care: 0.9%

  1,900,000     HealthSouth Corp. Sr.       9.500%    4/01/99-01       1,971,250

  2,200,000    (s)HealthSouth Corp. Sr.
                144A                        7.000%       6/15/08       2,199,560
                                                                    ------------
                                                                       4,170,810
--------------------------------------------------------------------------------
Finance & Banking: 1.0%

  4,400,000     AT&T Capital Corp.          6.250%       5/15/01       4,405,016
--------------------------------------------------------------------------------
Financial Services: 13.4%

  2,575,000     Allmerica Financial
                Corp. Sr.                   7.625%      10/15/25       2,811,797

  1,800,000     Associates Corp. of North
                America                     6.750%       7/15/01       1,834,542

  2,800,000     Associates Corp. of North
                America                     6.375%      10/15/02       2,825,312

  3,775,000     Associates Corp. of North
                America Sr.                 6.700%       5/29/01       3,838,911

  2,250,000     British Gas Finance, Inc.   6.625%       6/01/18       2,259,844

  1,800,000     CIT Group Holdings, Inc.
                Sr.                         6.700%       5/28/01       1,833,300

  1,225,000     Commercial Credit
                Group, Inc.                 6.750%       5/15/00       1,241,121

  3,075,000     Countrywide Funding
                Corp.                       6.580%       9/21/01       3,107,687

  2,125,000    (s)ERAC USA Finance Co.
                144A                        6.625%       2/15/05       2,133,755

  2,900,000    (s)ERAC USA Finance Co.
                144A                        6.750%       5/15/07       2,929,203

  3,800,000     Fleet Mortgage Group,
                Inc.                        7.060%       7/26/02       3,915,406

  2,250,000    (s)Florida Windstorm-MBIA
                Sr. Ser. 97 144A            6.850%       8/25/07       2,343,892


                                     MSF-4

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------
STATE STREET RESEARCH INCOME PORTFOLIO
June 30, 1998 (unaudited)

  Face                                     Interest       Maturity     Value
 Amount            Issue                     Rate         Date        (Note 1A)
-------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
-------------------------------------------------------------------------------
Financial Services: (Continued)
 $1,025,000     GE Global Insurance
                Holding Corp.               7.000%       2/15/26  $  1,095,387

  2,050,000     GMAC Commercial
                Mortgage Security, Inc.
                Ser. 97-C2 A                6.550%    4/15/06-07     2,092,281

  2,113,789     GMAC Commercial
                Mortgage Security, Inc.
                Ser. 98-C1 A1               6.411%   11/15/03-07     2,122,889

  4,425,000     Green Tree Financial
                Corp. Sr. Ser. 98-4 A5      6.180%   07/15/03-05     4,427,766

  1,700,000     Household Finance Co.
                Sr.                         6.750%       6/01/00     1,722,627

  3,750,000     Household Finance Co.
                Sr.                         7.125%       5/30/02     3,895,050

  2,200,000     MBNA Corp. Sr.              7.125%       9/15/04     2,264,680

  1,500,000     PennCorp Financial
                Group Sr.                   9.250%   12/15/98-03     1,556,250

  3,079,522    .Railcar Leasing LLC A1
                144A                        6.750%    7/15/02-06     3,146,009

  2,000,000     Sears Credit Account
                Master Trust II Ser. 95 2A  8.100%    6/15/00-04     2,055,620

  1,925,000     Sears Credit Account
                Master Trust II Ser. 97 1A  6.200%    7/16/02-07     1,935,222

  3,650,000    .Zurich Capital Trust
                144A                        8.376%    6/01/07-37     4,039,090
                                                                  -------------
                                                                    61,427,641
-------------------------------------------------------------------------------
  Government Sponsored: Federally Chartered: 0.2%
    825,000     Cajun Electric Power
                Cooperative Trust           9.520%    3/15/99-19       865,828
-------------------------------------------------------------------------------
Healthcare Services: 2.7%
  2,600,000     Columbia/HCA
                Healthcare Corp.            6.870%       9/15/03     2,529,800

  3,800,000     Columbia/HCA
                Healthcare Corp.            7.690%       6/15/25     3,671,522

  3,850,000     Columbia/HCA
                Healthcare Corp.            6.500%       3/15/99     3,831,289

  2,300,000     Tenet Healthcare Corp.
                Sr.                         8.000%       1/15/05     2,363,250
                                                                  -------------
                                                                    12,395,861

  Face                                    Interest     Maturity       Value
 Amount            Issue                    Rate         Date       (Note 1A)
-------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
-------------------------------------------------------------------------------
Household Products: 0.9%
 $3,950,000     Fort James Corp. Sr.        6.625%       9/15/04  $  4,009,171
-------------------------------------------------------------------------------
Industrials: 5.7%

  3,400,000    .Beckman Coulter Sr.
                144A                        7.100%       3/04/03     3,423,460

    920,000     Chevron Corp. Profit
                Sharing Amort.              8.110%   12/01/01-04       981,024

  2,300,000    .Electronic Data Systems
                Corp. 144A                  6.850%       5/15/00     2,339,905

  1,500,000     K-III Communications
                Corp. Sr.                   8.500%    2/01/01-06     1,526,250

  1,500,000     Lear Seating Corp. Sub.     8.250%    2/01/99-02     1,513,125

  1,950,000     Oracle Corp. Sr.            6.910%       2/15/07     1,996,195

  1,950,000     Oryx Energy Co. Deb.        8.125%      10/15/05     2,108,301

  1,925,000     Owens-Illinois, Inc. Sr.    7.850%       5/15/04     2,008,834

  1,000,000     Paging Network, Inc. Sr.    10.000%  10/15/01-08     1,032,500

  1,000,000     Paging Network, Inc. Sr.    8.875%    2/01/99-06      980,000

  4,350,000     Service Corp.
                International               6.300%    3/15/03-20     4,344,127

  3,800,000     Viacom, Inc. Sr.            7.750%       6/01/05     4,048,710
                                                                  -------------
                                                                    26,302,431
-------------------------------------------------------------------------------
Insurance: 1.0%
  4,400,000     CNA Financial Corp.         6.500%       4/15/05     4,414,344
-------------------------------------------------------------------------------
Mortgage Related: 1.9%
  3,505,675     Deutsche Mortgage &
                Asset Receivables Corp.
                Ser. 98-1 A1                6.220%    9/15/03-07     3,494,721

  3,225,000     Deutsche Mortgage &
                Asset Receivables Corp.
                Ser. 98-C1 A2               6.538%    2/15/07-08     3,221,978

  2,100,633     LB Commercial Conduit
                Mortgage Trust A1           6.330%   11/18/02-04     2,118,357
                                                                  -------------
                                                                     8,835,056
-------------------------------------------------------------------------------


                                     MSF-5

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH INCOME PORTFOLIO
June 30, 1998 (unaudited)

  Face                                     Interest      Maturity    Value
 Amount            Issue                    Rate           Date    (Note 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
--------------------------------------------------------------------------------
Newspapers: 1.6%

 $5,300,000    .News America Holdings,
                Inc. Sr. 144A              6.625%        1/09/08  $  5,292,103

  1,975,000     News America Holdings,
                Inc. Sr. Deb.              7.750%        1/20/24     2,124,349
                                                                  ------------
                                                                     7,416,452
--------------------------------------------------------------------------------
Pollution Control: 0.9%

  4,125,000     USA Waste Services, Inc.
                Sr.                        7.000%       10/01/04     4,245,079
--------------------------------------------------------------------------------
Restaurant: 0.8%

  3,500,000     Darden Restaurants, Inc.
                Deb.                       7.125%        2/01/16     3,517,955
--------------------------------------------------------------------------------
Utilities-Electric: 2.8%

  3,500,000     Arizona Public Service
                Sr.                        6.750%       11/15/06     3,590,650

  2,000,000     CMS Energy Corp. Sub.      7.625%       11/15/04     2,009,540

  2,850,000    .Edison Mission Energy
                Funding Ser. A 144A        7.330%     9/15/05-08     3,021,456

  3,900,000     Southern California
                Edison Co.                 6.500%        6/01/01     3,957,057
                                                                  ------------
                                                                    12,578,703
--------------------------------------------------------------------------------
               TOTAL CORPORATE BONDS
               (Cost: $210,132,919).............................   213,735,232
                                                                  ------------
--------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 2.2%
--------------------------------------------------------------------------------
    551,790     Federal Home Loan
                Mortgage Corp.             9.000%       12/01/09       584,334

     48,280     Federal National
                Mortgage Assoc.            7.750%        4/01/08        49,965

    101,060     Federal National
                Mortgage Assoc.            8.000%        6/01/08       105,229

    117,365     Federal National
                Mortgage Assoc.            9.000%        4/01/16       124,346

    251,364     Federal National
                Mortgage Assoc.            8.500%        9/01/09       262,105

    356,529     Federal National
                Mortgage Assoc.            7.750%        9/01/06       366,626

    510,827     Federal National
                Mortgage Assoc.            7.750%        3/01/08       528,660

    754,003     Federal National
                Mortgage Assoc.            8.500%        2/01/09      788,409

    837,396     Federal National
                Mortgage Assoc.            8.250%        7/01/08       870,917

  2,925,000     Federal National
                Mortgage Assoc.            6.800%     9/25/04-22     2,993,533

  3,050,000     Government National
                Mortgage Assoc.            6.500%        8/19/28     3,040,469

    213,559     Government National
                Mortgage Assoc.            7.500%        5/15/07       220,028
                                                                  ------------
                TOTAL FEDERAL AGENCY OBLIGATIONS
                (Cost: $9,824,112).............................      9,934,621
                                                                  ------------
--------------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 37.5%
--------------------------------------------------------------------------------
  1,933,932     U.S. Treasury Inflation
                Indexed Bond               3.625%        4/15/28     1,910,357

  3,350,000    +U.S. Treasury Bond        12.000%     8/15/08-13     4,966,911

  6,250,000    +U.S. Treasury Bond         6.625%        2/15/27     7,057,625

  8,825,000    +U.S. Treasury Bond         6.875%        8/15/25    10,220,409

 11,700,000    +U.S. Treasury Bond         8.500%        2/15/20    15,681,627

 22,000,000    +U.S. Treasury Bond         8.750%        5/15/17    29,627,840

 34,875,000     U.S. Treasury Bond         8.125%        8/15/21    45,457,470

    775,000     U.S. Treasury Note         6.250%        2/28/02       792,802

  1,450,000     U.S. Treasury Note         6.500%        8/15/05     1,530,200

  2,137,304     U.S. Treasury Inflation
                Indexed Note               3.625%        1/15/08     2,112,597

  3,000,000     U.S. Treasury Note         6.875%        5/15/06     3,248,430

  3,325,000     U.S. Treasury Note         6.250%        8/31/00     3,373,844

  3,350,000     U.S. Treasury Note         6.875%        3/31/00     3,424,337

  5,000,000     U.S. Treasury Note         5.625%        2/15/06     5,020,300

  5,200,000    +U.S. Treasury Note         7.875%       11/15/04     5,840,224

  5,550,000     U.S. Treasury Note         6.875%        8/31/99     5,633,250

  5,825,000     U.S. Treasury Note         5.875%        9/30/02     5,897,813

  5,825,000     U.S. Treasury Strip        0.000%       11/15/15     2,181,230

  9,900,000     U.S. Treasury Strip        0.000%       11/15/01     8,228,385

 16,025,000     U.S. Treasury Strip        0.000%        5/15/07     9,804,416
                                                                  ------------
                TOTAL FEDERAL TREASURY OBLIGATIONS
                (Cost: $165,993,500)............................   172,010,067
                                                                  ------------
--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 4.0%
--------------------------------------------------------------------------------
  7,125,000    +(NZD)New Zealand           8.000%       11/15/06     4,074,166

  8,925,000     (NZD)New Zealand          10.000%        3/15/02     5,096,927

  4,675,000     (GBP)UK Treasury           8.500%       12/07/05     8,915,741
                                                                  ------------
                TOTAL FOREIGN OBLIGATIONS
                (Cost: $19,667,935).............................    18,086,834
                                                                  ------------
--------------------------------------------------------------------------------

                                     MSF-6

-----------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-----------------------------------------------------------------------------
Schedule of Investments
-----------------------------------------------------------------------------
STATE STREET RESEARCH INCOME PORTFOLIO
June 30, 1998 (unaudited)


  Face                                    Interest    Maturity       Value
 Amount            Issue                    Rate        Date       (Note 1A)
-----------------------------------------------------------------------------
STATE AGENCY OBLIGATION: 0.4%
$1,850,000      New Jersey Economic
                Development Authority
                State Pension Funding
                Ser. A                     7.425%      2/15/29   $  2,116,770
                                                                 ------------
                TOTAL STATE AGENCY OBLIGATION
                (Cost: $1,886,870).............................     2,116,770
                                                                 ------------
-----------------------------------------------------------------------------
YANKEE BONDS: 6.0%
-----------------------------------------------------------------------------
  1,900,000    .British Aerospace
                Finance, Inc. 144A          7.500%      7/01/27     2,137,082

  1,700,000     City of Naples              7.520%   7/15/01-06     1,780,291

  3,800,000    .DR Investments Sr. 144A     7.100%      5/15/02     3,910,884

  4,350,000     Hellenic Republic of
                Greece Sr.                  6.950%      3/04/08     4,507,405

  2,000,000    .Petroliam Nasional Bhd
                144A                        7.125%      8/15/05     1,739,920

  2,600,000    .Petroliam Nasional Bhd
                144A                        6.875%      7/01/03     2,356,952

  4,500,000    +Province of Quebec Deb.     7.125%      2/09/24     4,816,530

  1,925,000     Southern Investments UK
                Sr.                         6.375%     11/15/01     1,933,277

  2,100,000     TransCanada Pipelines
                Ltd.                        6.430%   3/15/04-29     2,124,507

  2,200,000    .Woodside Finance, Ltd.
                144A                        6.600%      4/15/08     2,180,948
                                                                 ------------
                TOTAL YANKEE BONDS
                (Cost: $27,337,375)............................    27,487,796
                                                                 ------------
-----------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 3.2%
-----------------------------------------------------------------------------
  1,669,000     American Express Credit
                Corp.                       5.600%      7/09/98     1,669,000

  3,294,000     American Express Credit
                Corp.                       5.520%      7/01/98     3,294,000

  1,203,000     Deere & Co.                 5.450%      7/01/98     1,203,000

  8,530,000     General Electric Capital
                Corp.                       5.620%      7/07/98     8,530,000
                                                                 ------------
                TOTAL SHORT TERM OBLIGATIONS
                (Cost: $14,696,000).............................   14,696,000
                                                                 ------------
-----------------------------------------------------------------------------
                TOTAL INVESTMENTS: 100.0%
                (Cost: $449,538,711)............................  458,067,320

                OTHER ASSETS LESS LIABILITIES: 0.0%.............     (203,929)
                                                                 ------------
                TOTAL NET ASSETS: 100.0%........................ $457,863,391
                                                                 ============
-----------------------------------------------------------------------------
LEGEND:
-------
+ Securities on loan.
 . Restricted security.

SECURITIES LENDING: (Note 7)
----------------------------
As of June 30, 1998, the market value of securities loaned was $34,958,920 with collateral backing valued at $35,471,748.

RESTRICTED SECURITIES: (Note 2)
-------------------------------
                                                                Valuation
                                                                  as of
                                Acquisition    Acquisition       June 30,
          Issue                     Date          Cost             1998
          -----                     ----          ----             ----
Beckman Coulter, Inc. 144A.....   2/25/98    $   3,400,000    $   3,423,460

Bank of New York  144A ........  12/11/96        3,866,121        4,219,785

British Aerospace Finance,
Inc. 144A......................   6/26/97        1,885,883        2,137,082

DR Investments Sr. 144A........    5/6/97        3,797,834        3,910,884

Edison Mission Energy
Funding Note 144A..............    1/7/97        2,836,890        3,021,456

Electronic Data Systems
Corp. 144A.....................   5/19/95        3,297,393        2,339,905

ERAC USA Finance Co. 144A......   2/10/98        2,123,215        2,133,755

ERAC USA Finance Co. 144A......    5/6/98        2,889,531        2,929,203
Florida Windstorm-MBIA Sr.
Ser. 97 144A...................   3/20/98        2,333,813        2,343,892

HealthSouth Corp. Sr. 144A.....   6/19/98        2,186,822        2,199,560

News America Holdings, Inc.
144A...........................    4/9/97        1,912,373        5,292,103

Petroliam Nasional Bhd 144A....   10/2/97        1,998,300        1,739,920

Petroliam Nasional Bhd 144A....  10/15/97        2,577,718        2,356,952

RailcarLeasing LLC 1997-1
A1 144A SEQ....................    4/1/97        3,035,975        3,146,009

Woodside Finance, Ltd. 144A....    4/3/98        2,196,282        2,180,948

Zurich Capital Trust 144A......   6/18/97        3,804,194        4,039,090

The aggregate value of restricted securities at June 30, 1998 was $47,414,004 or 10.35% of the Income Portfolio's net assets.

                      See Notes to Financial Statements.

                                     MSF-7

------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
------------------------------------------------------------------------------

Schedule of Investments
------------------------------------------------------------------------------
STATE STREET RESEARCH MONEY MARKET PORTFOLIO
June 30, 1998 (unaudited)

  Face                                      Interest    Maturity       Value
 Amount             Issue                     Rate        Date       (Note 1A)
------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: 2.9%
------------------------------------------------------------------------------
 $1,500,000   BankAmerica Corp.              5.490%     10/09/98   $ 1,477,125
                                                                   -----------
              TOTAL BANKERS' ACCEPTANCES
              (Cost: $1,477,125) .................................   1,477,125
                                                                   -----------
------------------------------------------------------------------------------
COMMERCIAL PAPER: 99.5%
------------------------------------------------------------------------------
  1,000,000   American Express Credit
              Corp.                          5.490%     10/16/98       983,682

  1,500,000   American Express Credit
              Corp.                          5.490%      9/21/98     1,481,242

  2,000,000   American General Finance
              Corp.                          5.500%      9/08/98     1,978,917

  2,634,000   Anheuser-Busch Co., Inc.       6.000%      7/01/98     2,634,000

  1,500,000   BellSouth
              Telecommunications, Inc.       5.700%      7/08/98     2,597,118

    650,000   Beneficial Corp.               5.510%      8/21/98       644,926

  1,000,000   Canadian Wheat Board           5.460%      7/24/98       996,512

  2,600,000   Cargill, Inc.                  5.570%      7/08/98     2,597,184

    500,000   Chrysler Financial Corp.       5.510%      7/31/98       497,704

  1,500,000   Chrysler Financial Corp.       5.490%      8/31/98     1,486,046

    500,000   CIT Group Holdings, Inc.       5.470%      8/10/98       496,961

  1,500,000   CIT Group Holdings, Inc.       5.470%      8/03/98     1,492,479

  2,000,000   Coca-Cola Co.                  5.470%      8/27/98     1,982,678

    500,000   DuPont (E.I.) de Nemours
              & Co.                          5.480%      8/10/98       496,956

    500,000   DuPont (E.I.) de Nemours
              & Co.                          5.470%     10/09/98       492,403

    600,000   DuPont (E.I.) de Nemours
              & Co.                          5.500%     10/23/98       589,550

  1,000,000   DuPont (E.I.) de Nemours
              & Co.                          5.470%      9/24/98       987,085

    500,000   Ford Motor Credit Co.          5.500%      7/17/98       498,778

    500,000   Ford Motor Credit Co.          5.490%      7/31/98       497,712

    600,000   Ford Motor Credit Co.          5.490%     10/16/98       590,209

  1,000,000   Ford Motor Credit Co.          5.490%      8/21/98       992,222

    500,000   General Electric Capital
              Corp.                          5.520%      8/10/98       496,933

    600,000   General Electric Capital
              Corp.                          5.520%     10/23/98       589,512

  1,500,000   General Electric Capital
              Corp.                          5.500%      8/31/98     1,486,021

  1,000,000   General Motors Acceptance
              Corp.                          5.500%      7/13/98       998,167

    500,000   Goldman Sachs Group LP         5.500%      9/16/98       494,118

  1,500,000   Goldman Sachs Group LP         5.470%      9/04/98     1,485,185

  1,500,000   Manitoba Hydro Electric
              Board                          5.460%      8/13/98     1,490,217

    500,000   Merrill Lynch & Co., Inc.      5.520%     10/23/98       491,260

  2,100,000   Merrill Lynch & Co., Inc.      5.510%     10/05/98     2,069,144

  1,000,000   Monsanto Co.                   5.470%      7/17/98       997,569

    500,000   Morgan (J.P.) & Co., Inc.      5.500%      9/17/98       494,042

  1,500,000   Morgan (J.P.) & Co., Inc.      5.490%      9/17/98     1,482,158

  2,500,000   Motorola, Inc.                 5.500%      9/24/98     2,467,535

  1,000,000   Ontario Hydro Electric         5.450%      7/07/98       999,092

  2,000,000  .Penney (J.C.) Funding
              Corp. 144A                     5.500%      7/01/98     2,000,000

  2,600,000   Pitney-Bowes Credit Co.        5.630%      7/08/98     2,597,154

  1,500,000   Procter & Gamble Co.           5.580%      9/11/98     1,483,530

  1,500,000   Sears Roebuck Acceptance
              Corp.                          5.500%      9/30/98     1,479,146

  2,000,000   Toronto-Dominion Holdings      5.450%      7/27/98     1,992,128
                                                                   -----------
              TOTAL COMMERCIAL PAPER
              (Cost: $50,607,275) ................................  50,607,275
                                                                   -----------
--------------------------------------------------------------------------------

              TOTAL INVESTMENTS: 102.4%
              (Cost: $52,084,400) ................................  52,084,400

              OTHER ASSETS LESS LIABILITIES: (2.4)% ..............  (1,230,249)
                                                                   -----------
              TOTAL NET ASSETS: 100.0% ........................... $50,854,151
                                                                   ===========
--------------------------------------------------------------------------------

LEGEND:
-------
 . Restricted security.

RESTRICTED SECURITIES (Note 2):
-------------------------------
                                                                  Valuation
                             Acquisition       Acquisition          as of
          Issue                 Date              Cost          June 30, 1998
          -----                 ----              ----          -------------

Penney (J.C.) Funding
Corp. 144A                     1/30/97        $  1,990,283       $  2,000,000

The aggregate value of restricted securities at June 30, 1998 was $2,000,000 or 3.93% of the State Street Research Money Market Portfolio's net assets.

                           See Notes to Financial Statements.

                                     MSF-8

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
June 30, 1998 (unaudited)

                                                                      Value
  Shares                     Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 48.1%
--------------------------------------------------------------------------------
Aerospace: 0.6%
     95,300   Boeing Co.                                        $    4,246,806
      9,443  *Raytheon Co. Cl. A                                       544,153
    181,900  +Raytheon Co. Cl. B                                    10,754,837
                                                                ----------------
                                                                    15,545,796
--------------------------------------------------------------------------------
Automotive: 1.1%
    149,400   General Motors Corp.                                   9,981,787
    269,400  *Renault SA                                            15,324,389
                                                                ----------------
                                                                    25,306,176
--------------------------------------------------------------------------------
Banking: 3.5%
    243,900   Ahmanson (H.F.) & Co.                                 17,316,900
    342,140  +Banc One Corp.                                        19,095,689
    247,500   BankAmerica Corp.                                     21,393,281
    353,800   Chase Manhattan Corp.                                 26,711,900
                                                                ----------------
                                                                    84,517,770
--------------------------------------------------------------------------------
Broadcasting: 3.6%
    505,700   CBS Corp.                                             16,055,975
    778,600 +*MediaOne Group, Inc.                                  34,209,737
    135,400  +Time Warner, Inc.                                     11,568,237
    435,300  *Viacom, Inc. Cl. B                                    25,356,225
                                                                ----------------
                                                                    87,190,174
--------------------------------------------------------------------------------
Business Services: 0.5%
    250,577  *Cendant Corp.                                          5,230,795
    162,000   HBO & Co.                                              5,715,562
     21,200  *Young & Rubicam, Inc.                                    678,400
                                                                ----------------
                                                                    11,624,757
--------------------------------------------------------------------------------
Chemicals: 1.7%
    204,400  +Du Pont (E.I.) de Nemours & Co.                       15,253,350
     95,500  *Rhodia, Inc.                                           2,602,375
    215,800  +Rohm & Haas Co.                                       22,429,712
                                                                ----------------
                                                                    40,285,437
--------------------------------------------------------------------------------
Computer Equipment & Service: 0.1%
     28,200 +*America Online, Inc.                                   2,989,200
--------------------------------------------------------------------------------
Containers & Glass: 0.4%
    223,200  +Owens-Illinois, Inc.                                   9,988,200
--------------------------------------------------------------------------------
Drugs & Health Care: 2.3%
    133,300  +Bristol-Myers Squibb Co.                              15,321,169
     73,200   Pfizer, Inc.                                           7,955,925
    447,900   Warner-Lambert Co.                                    31,073,062
                                                                ----------------
                                                                    54,350,156
--------------------------------------------------------------------------------
Electrical Equipment: 2.3%
    436,100   General Electric Co.                                  39,685,100
    196,200  +Philips Electronics NV                                16,677,000
                                                                ----------------
                                                                    56,362,100
--------------------------------------------------------------------------------
Electronics: 1.3%
    298,100  *Analog Devices, Inc.                                   7,322,081
    153,600  *Intel Corp.                                           11,380,800
     67,100   Lucent Technologies, Inc.                              5,581,881
    135,100   Texas Instruments, Inc.                                7,878,019
                                                                ----------------
                                                                    32,162,781
--------------------------------------------------------------------------------
Entertainment & Leisure: 1.3%
    391,500   International Game Technology                          9,493,875
    650,800  +News Corp. Ltd. ADR                                   20,906,950
                                                                ----------------
                                                                    30,400,825
--------------------------------------------------------------------------------
Financial Services: 1.6%
    202,400  +Federal National Mortgage Assoc.                      12,295,800
    443,199  +Travelers Group, Inc.                                 26,868,939
                                                                ----------------
                                                                    39,164,739
--------------------------------------------------------------------------------
Food & Beverages: 2.7%
    186,100  +Coca-Cola Co.                                         15,911,550
    282,000   Heinz (H.J.) Co.                                      15,827,250
    349,500   PepsiCo, Inc.                                         14,395,031
    330,000   Sara Lee Corp.                                        18,459,375
                                                                ----------------
                                                                    64,593,206
--------------------------------------------------------------------------------
Forest Products & Paper: 0.9%
    306,000   Fort James Corp.                                      13,617,000
    197,400   Weyerhaeuser Co.                                       9,117,412
                                                                ----------------
                                                                    22,734,412
--------------------------------------------------------------------------------
Household Products: 0.8%
     78,800   Gillette Co.                                           4,466,975
    166,100   Procter & Gamble Co.                                  15,125,481
                                                                ----------------
                                                                    19,592,456
--------------------------------------------------------------------------------
Insurance: 2.1%
    632,300   ACE Ltd.                                              24,659,700
    462,800   UNUM Corp.                                            25,685,400
                                                                ----------------
                                                                    50,345,100
--------------------------------------------------------------------------------
Medical Supply: 1.9%
    182,100 +*Boston Scientific Corp.                               13,042,912
    127,100   Guidant Corp.                                          9,063,819


                                     MSF-9

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
June 30, 1998 (unaudited)

                                                                      Value
  Shares                     Issue                                 (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Medical Supply: (Continued)
    309,900   Johnson & Johnson                                 $   22,855,125
                                                                ----------------
                                                                    44,961,856
--------------------------------------------------------------------------------
Metals-Steel & Iron: 0.2%
    243,100  +British Steel Corp. PLC ADR                            5,530,525
--------------------------------------------------------------------------------
Miscellaneous: 1.6%
    624,200  +Tyco International Ltd.                               39,324,600
--------------------------------------------------------------------------------
Multi-Industry: 0.1%
     37,100   Minnesota Mining & Manufacturing Co.                   3,049,156
--------------------------------------------------------------------------------
Office & Business Equipment: 2.4%
    140,700  *Cisco Systems, Inc.                                   12,957,591
    141,700 +*EMC Corp.                                              6,349,931
    154,400  +International Business Machines Corp.                 17,727,050
    210,700  +Xerox Corp.                                           21,412,387
                                                                ----------------
                                                                    58,446,959
--------------------------------------------------------------------------------
Oil: 1.3%
    467,345   TOTAL SA ADR                                          30,552,679
--------------------------------------------------------------------------------
Oil & Gas Exploration: 0.8%
    180,000   Anadarko Petroleum Corp.                              12,093,750
    464,200  *Seagull Energy Corp.                                   7,688,312
                                                                ----------------
                                                                    19,782,062
--------------------------------------------------------------------------------
Oil-Domestic: 0.7%
    237,300  +Amoco Corp.                                            9,877,612
    269,300   Oryx Energy Co.                                        5,958,262
                                                                ----------------
                                                                    15,835,874
--------------------------------------------------------------------------------
Oil-International: 0.8%
    283,700  +Exxon Corp.                                           20,231,356
--------------------------------------------------------------------------------
Oil-Services: 0.3%
    119,800  +Schlumberger Ltd.                                      8,183,837
--------------------------------------------------------------------------------
Retail Grocery: 1.6%
    440,200  *Kroger Co.                                            18,873,575
    476,800  +Safeway, Inc.                                         19,399,800
                                                                ----------------
                                                                    38,273,375
--------------------------------------------------------------------------------
Retail Trade: 4.0%
    518,800   CVS Corp.                                             20,200,775
    492,800   Dayton-Hudson Corp.                                   23,900,800
    336,500   Family Dollar Stores, Inc.                             6,225,250
     40,339  *Fred Meyer, Inc.                                       1,714,407
    215,400  +Home Depot, Inc.                                      17,891,662
    366,300  +Rite Aid Corp.                                        13,759,144
    216,800  +Wal-Mart Stores, Inc.                                 13,170,600
                                                                ----------------
                                                                    96,862,638
--------------------------------------------------------------------------------
Software: 0.9%
      5,887  *Anacomp, Inc.                                            138,344
      1,495  *Anacomp, Inc. (Wts.)                                      21,117
    174,400  *Cadence Design Systems, Inc.                           5,450,000
    140,300 +*Microsoft Corp.                                       15,209,397
                                                                ----------------
                                                                    20,818,858
--------------------------------------------------------------------------------
Telecommunications Equipment & Services: 0.3%
    212,200  *Qwest Communications International, Inc.               7,393,844
--------------------------------------------------------------------------------
Tobacco: 0.3%
    210,200   Philip Morris Cos., Inc.                               8,276,625
--------------------------------------------------------------------------------
Transportation-Trucking: 0.0%
        500 .*Crown Packaging Holdings Ltd. (Wts.) 144A                    250
--------------------------------------------------------------------------------
Utilities-Electric: 2.6%
    138,500   FPL Group, Inc.                                        8,725,500
    424,000  +Texas Utilities Co.                                   17,649,000
    313,600   Unicom Corp.                                          10,995,600
    515,600 +*WorldCom, Inc.                                        24,926,037
                                                                ----------------
                                                                    62,296,137
--------------------------------------------------------------------------------
Utilities-Gas Distribution & Pipelines: 0.5%
    215,400   Enron Corp.                                           11,645,062
--------------------------------------------------------------------------------
Utilities-Telephone: 1.0%
    128,000  +AT&T Corp.                                             7,312,000
    365,200   Bell Atlantic Corp.                                   16,662,250
          1   U.S. West, Inc.                                               48
                                                                ----------------
                                                                    23,974,298
--------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost: $897,556,867) ...........................   1,162,593,276
                                                                ----------------
--------------------------------------------------------------------------------
   Face                                 Interest      Maturity       Value
  Amount                Issue             Rate          Date        (Note 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: 20.4%
Asset Backed: 0.8%
$ 3,500,000   Arcadia Automobile
              Receivables                  6.550%    6/15/01-05  $   3,554,688
  7,205,000   Ford Credit Auto Owner
              Trust Ser. 97-B A3           6.050%    4/15/99-01      7,220,707
  8,480,000   World Omni Automobile
              Lease Trust Ser. 97-B A3     6.180%   11/25/00-03      8,517,058
                                                                ----------------
                                                                    19,292,453
--------------------------------------------------------------------------------

                                    MSF-10

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
June 30, 1998 (unaudited)

--------------------------------------------------------------------------------
  Face                                     Interest    Maturity         Value
 Amount            Issue                     Rate        Date         (Note 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
--------------------------------------------------------------------------------
Banking: 1.8%
 $ 2,950,000  Advanta Master Trust II
              Ser. 95-F A1                 6.050%    8/01/00-03   $  2,955,516

  2,850,000  .Bank of New York 144A        7.780%   12/01/03-26      3,044,655

  3,500,000  .BankAmerica
              Institutional Capital
              144A                         7.700%   12/31/06-26      3,720,780

  6,850,000   Capital One Bank Sr.         6.150%       6/01/01      6,838,355

  1,725,000   Capital One Bank Sr.         7.080%      10/30/01      1,762,157

  9,000,000   Capital One Bank Sr.         6.280%       2/20/01      9,014,130

  2,300,000   NationsBank Capital
               Trust                       8.250%    4/15/07-27      2,568,755

  2,800,000   NationsBank Master
               Trust Ser. 95-1 A           6.450%       4/15/03      2,831,500

  8,175,000   Prime Credit Card
               Master Trust Ser. 95-1 A    6.750%      11/15/05      8,376,759

  2,800,000  .State Street
              Institutional Capital A
              144A                         7.940%   12/30/06-26      3,094,308
                                                                  --------------
                                                                    44,206,915
--------------------------------------------------------------------------------
Broadcasting: 0.3%
  7,650,000   TCI Communications,
              Inc. Sr.                     7.250%       6/15/99      7,737,363
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations: 1.4%

    451,291   Countrywide Ser. 93-E
              A-1                          6.500%    1/25/97-24        449,739

  1,547,476   Countrywide Ser. 93-5
              A4                           7.125%   12/25/98-23      1,556,652

  4,300,000   Credit Suisse First
              Boston Ser. 97-C2 A2         6.520%    7/17/05-07      4,400,749

  4,150,000   First Union Lehman
              Bros. Ser. 97-C2 A2          6.600%    5/18/05-07      4,192,797

  3,700,000   Morgan Stanley Capital,
              Inc. Ser. 98-XL1 A2 SEQ      6.460%    4/03/05-07      3,743,941

  3,984,708   Morgan Stanley Capital,
              Inc. Ser. 98-HF1 A1 SEQ      6.190%    1/15/03-07      4,012,354

  6,000,000   Morgan Stanley Capital,
              Inc. Ser. 98-XL1 A1 SEQ      6.200%    5/03/03-05      5,898,750

    651,198   Prudential Home Loan
              Mortgage Ser. 93-29 A-6      6.750%    8/25/98-08        653,432

    623,057   Residential Funding
              Corp. Ser. 93-S25 A1         6.500%    7/25/98-08        623,443

  7,586,557   Structured Asset
              Securities Corp.             6.790%    6/12/02-04      7,816,525
                                                                  --------------
                                                                    33,348,382
--------------------------------------------------------------------------------

Drugs & Health Care: 0.4%

$ 4,100,000   HealthSouth Corp. Sr.        9.500%    4/01/99-01  $   4,253,750

  5,900,000  .HealthSouth Corp. Sr.
              144A                         7.000%       6/15/08      5,898,820
                                                                  --------------
                                                                    10,152,570
--------------------------------------------------------------------------------
Finance & Banking: 0.9%

 10,375,000   AT&T Capital Corp.           6.250%       5/15/01     10,386,827

  6,600,000   FINOVA Capital Corp.         7.125%       5/01/02      6,803,082

  5,400,000   FINOVA Capital Corp.         6.375%       5/15/05      5,440,554
                                                                  --------------
                                                                    22,630,463
--------------------------------------------------------------------------------
Financial Services: 5.7%
  2,600,000   Allmerica Financial
              Corp. Sr.                    7.625%      10/15/25      2,839,096

  4,200,000   Associates Corp. of
              North America                6.450%      10/15/01      4,245,024

  4,100,000   Associates Corp. of
              North America                6.375%      10/15/02      4,137,064

  2,550,000   Associates Corp. of
              North America                6.750%       7/15/01      2,598,935

  6,300,000   British Gas Finance,
              Inc.                         6.625%       6/01/18      6,327,563

  3,900,000   Chase Manhattan Credit
              Card Master Trust            7.040%       2/15/05      4,012,125

  3,230,000   CIT Group Holdings,
              Inc.                         6.750%       5/14/01      3,293,437

  5,200,000   CIT Group Holdings,
              Inc. Sr.                     6.700%       5/28/01      5,296,200

 14,600,000   Commercial Credit
              Group, Inc.                  6.450%       7/01/02     14,723,954

  9,725,000   Countrywide Funding
              Corp.                        6.580%       9/21/01      9,828,377

  6,600,000   Countrywide Home
              Loan, Inc.                   7.260%       5/10/04      6,892,512

  4,500,000  .ERAC USA Finance Co.
              144A                         6.625%       2/15/05      4,518,540

  4,300,000   .ERAC USA Finance Co.
              144A                         6.750%       5/15/07      4,343,301

  4,400,000   Fleet Mortgage Group,
              Inc.                         7.060%       7/26/02      4,533,628

  4,750,000  .Florida Windstorm-
              MBIA Sr. Ser. 97 144A        6.850%       8/25/07      4,948,218

  1,800,000   GE Global Insurance
              Holding Corp.                7.000%       2/15/26      1,923,606

  4,325,000   GMAC Commercial
              Mortgage Security, Inc.
              Ser. 97-C2 A                 6.550%    4/15/06-07      4,414,203

--------------------------------------------------------------------------------

                                    MSF-11

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
June 30, 1998 (unaudited)

  Face                         Interest                    Maturity    Value
 Amount            Issue         Rate                        Date    (Note 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
--------------------------------------------------------------------------------
Financial Services: (Continued)

$ 4,948,753   GMAC Commercial
              Mortgage Security, Inc.
              Ser. 98-C1 A1                6.411%   11/15/03-07  $   4,970,057

 10,725,000   Green Tree Financial
              Corp. Sr. Ser. 98-4 A5       6.180%    7/15/03-05     10,731,703

  2,400,000   Household Finance Co.
              Sr.                          6.750%       6/01/00      2,431,944

  5,150,000   MBNA Corp. Sr.               7.125%       9/15/04      5,301,410

  1,500,000   PennCorp Financial
              Group Sr.                    9.250%   12/15/98-03      1,556,250

  4,839,249   .Railcar Leasing LLC A1
              144A                         6.750%    7/15/02-06      4,943,728

  2,600,000   Sears Credit Account
              Mstr. Trust II Ser. 95 2A    8.100%    6/15/00-04      2,672,306

  3,700,000   Sears Credit Account
              Mstr. Trust II Ser. 97 1A    6.200%    7/16/02-07      3,719,647

  4,300,000   Travelers Capital III        7.750%   12/01/06-36      4,505,884

  7,175,000  .Zurich Capital Trust
              144A                         8.376%    6/01/07-37      7,939,855
                                                                ----------------
                                                                   137,648,567
--------------------------------------------------------------------------------
Healthcare Services: 0.6%

  4,650,000   Columbia/HCA
              Healthcare Corp.             6.910%       6/15/05      4,516,406

  3,600,000   Columbia/HCA
              Healthcare Corp.             7.690%       6/15/25      3,478,284

  3,725,000  +Columbia/HCA
              Healthcare Corp.             7.500%      12/15/23      3,495,317

  3,700,000   Columbia/HCA
              Healthcare Corp.             6.870%       9/15/03      3,600,100
                                                                ----------------
                                                                    15,090,107
--------------------------------------------------------------------------------
Household Products: 0.2%
  5,700,000   Fort James Corp. Sr.         6.625%       9/15/04      5,785,386
--------------------------------------------------------------------------------
Industrials: 4.4%

  8,375,000   Allied Signal, Inc.          5.750%    3/15/01-11      8,337,145

  9,000,000  .Beckman Coulter Sr.
              144A                         7.100%       3/04/03      9,062,100

  1,380,000   Chevron Corp. Profit
              Sharing Amort.               8.110%   12/01/01-04      1,471,535

  3,350,000   CMS Energy Corp. Sr.
              Note                         8.125%       5/15/02      3,446,179

  3,300,000  .Electronic Data Systems
              Corp. 144A                   6.850%       5/15/00      3,357,255

  5,800,000   Honeywell, Inc.              6.750%       3/15/02      5,940,302

  8,450,000   Ingersoll-Rand Co.           6.200%      11/15/99      8,479,491

 10,000,000  +Interace, Inc. Sr.           7.300%       4/01/08     10,093,900

  2,075,000   K-III Communications
              Corp. Sr.                    8.500%    2/01/01-06      2,111,313

  1,550,000   Lear Seating Corp. Sub.      8.250%    2/01/99-02      1,563,563

  4,125,000   Oryx Energy Co. Deb.         8.125%      10/15/05      4,459,868

  5,300,000   Owens-Illinois, Inc. Sr.     7.150%       5/15/05      5,351,410

  4,925,000   Owens-Illinois, Inc. Sr.     7.850%       5/15/04      5,139,484

  2,225,000   Paging Network, Inc. Sr.     8.875%    2/01/99-06      2,180,500

  2,000,000  +Paging Network, Inc. Sr.    10.000%   10/15/01-08      2,065,000

  9,150,000   Service Corp.
              International                6.300%    3/15/03-20      9,137,648

  3,500,000   Tenet Healthcare Corp.
              Sr. Note                     7.875%       1/15/03      3,561,250

 11,000,000   Tyco International
              Group                        6.250%    6/15/03-13     10,980,750

  7,250,000   Viacom, Inc. Sr.             7.750%       6/01/05      7,724,513
                                                                ----------------
                                                                   104,463,206
--------------------------------------------------------------------------------
Insurance: 0.4%

 10,250,000   CNA Financial Corp.          6.500%       4/15/05     10,283,415
--------------------------------------------------------------------------------
Mining: 0.0%

    975,000  .P&L Coal Holdings
              Corp. 144A                   8.875%    5/15/03-08      1,003,031
--------------------------------------------------------------------------------
Mortgage Related: 1.0%

  7,371,792   Deutsche Mortgage &
              Asset Receivables Corp.
              Ser. 98-1 A1                 6.220%    6/15/03-07      7,348,759

  6,900,000   Deutsche Mortgage &
              Asset Receivables Corp.
              Ser. 98-C1 A2                6.538%    6/15/07-08      6,893,535

  9,892,515   LB Commercial Conduit
              Mortgage Trust A1            6.330%   11/18/02-04      9,975,983
                                                                ----------------
                                                                    24,218,277
--------------------------------------------------------------------------------
Multi-Industry: 0.2%

  5,000,000  .Cargill, Inc. 144A           6.875%       5/01/28      5,388,650
--------------------------------------------------------------------------------
Newspapers: 0.5%

  7,775,000   News America Holdings,
              Inc. Sr.                     6.625%       1/09/08      7,763,415

  3,825,000   News America Holdings,
              Inc. Sr. Deb.                7.750%       1/20/24      4,114,247
                                                                ----------------
                                                                    11,877,662
--------------------------------------------------------------------------------

                                    MSF-12

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments

STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
June 30, 1998 (unaudited)

   Face                                    Interest    Maturity       Value
  Amount            Issue                    Rate        Date       (Note 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
--------------------------------------------------------------------------------
Other Marketable: 0.3%

$  6,150,000     California
                 Infrastructure Ser. 97
                 A6                         6.320%      9/25/05   $  6,225,434

Pollution Control: 0.4%

   8,600,000    +USA Waste Services,
                 Inc. Sr.                   7.000%     10/01/04      8,850,346

Restaurant: 0.2%

   4,400,000     Darden Restaurants,
                 Inc. Deb.                  7.125%      2/01/16      4,422,572

Utilities-Electric: 0.7%

   6,300,000     Arizona Public Service
                 Co.                        6.250%      1/15/05      6,251,553

   4,150,000    .Edison Mission Energy
                 Funding Ser. A 144A        7.330%   9/15/05-08      4,399,664

   5,350,000     Southern California
                 Edison Co.                 6.500%      6/01/01      5,428,271
                                                                ----------------
                                                                    16,079,488
--------------------------------------------------------------------------------
Utilities-Telephone: 0.2%

   5,000,000     AirTouch
                 Communications, Inc.       7.000%     10/01/03      5,174,950
                                                                ----------------
                 TOTAL CORPORATE BONDS
                 (Cost: $497,795,839) .........................    493,879,237
                                                                ----------------
--------------------------------------------------------------------------------
FEDERAL AGENCY OBLIGATIONS: 1.0%
--------------------------------------------------------------------------------
      39,122     Federal National
                 Mortgage Assoc.            9.000%      4/01/16         41,449

   1,187,555     Federal National
                 Mortgage Assoc.            8.500%      2/01/09      1,241,744

   1,000,494     Federal National
                 Mortgage Assoc.            8.000%      6/01/08      1,041,764

     532,117     Federal National
                 Mortgage Assoc.            7.250%      9/01/07        546,090

   2,629,163     Federal National
                 Mortgage Assoc.            7.000%     12/01/07      2,691,158

   5,875,000     Federal National
                 Mortgage Assoc. Cl. H      6.800%   9/25/04-22      6,012,651

   4,575,000     Government National
                 Mortgage Assoc.            6.500%     12/15/99      4,560,703

   4,722,291     Government National
                 Mortgage Assoc.            6.500%      5/15/09      4,784,248

   1,797,039     Government National
                 Mortgage Assoc.            6.000%      2/15/09      1,795,350
                                                                ----------------
                 TOTAL FEDERAL AGENCY OBLIGATIONS
                 (Cost: $22,508,599) ..........................     22,715,157
                                                                ----------------
--------------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 19.3%
--------------------------------------------------------------------------------
   5,725,000    +U.S. Treasury Bond        12.000%   8/15/08-13   $  8,488,229

  39,175,000    +U.S. Treasury Bond         8.750%      5/15/17     52,757,756

  24,575,000    +U.S. Treasury Bond         8.500%      2/15/20     32,938,118

 112,825,000    +U.S. Treasury Bond         8.125%      8/15/21    147,060,618

  14,675,000    +U.S. Treasury Bond         6.875%      8/15/25     16,995,411

  17,350,000    +U.S. Treasury Bond         6.625%      2/15/27     19,591,967

   3,742,284     U.S. Treasury Inflation
                 Indexed Bond               3.625%      4/15/28      3,696,666

  24,375,000     U.S. Treasury Note         6.250%      2/28/02     24,934,894

   4,100,000     U.S. Treasury Note         5.875%      9/30/02      4,151,250

  30,900,000    +U.S. Treasury Note         5.625%     10/31/99     30,933,681

   4,526,055     U.S. Treasury Inflation
                 Indexed Note               3.625%      1/15/08      4,473,734

  18,200,000     U.S. Treasury Note         6.875%      8/31/99     18,473,000

   9,250,000     U.S. Treasury Note         7.125%      9/30/99      9,426,305

  38,975,000    +U.S. Treasury Note         7.875%     11/15/04     43,773,602

  17,300,000     U.S. Treasury Strip        0.000%     11/15/15      6,478,158

  21,875,000     U.S. Treasury Strip        0.000%     11/15/01     18,181,406

  38,650,000     U.S. Treasury Strip        0.000%      5/15/07     23,646,843
                                                                ----------------
                 TOTAL FEDERAL TREASURY OBLIGATIONS
                 (Cost: $449,583,128)                              466,001,638
                                                                ----------------
--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 1.6%
--------------------------------------------------------------------------------
  16,075,000    +New Zealand                8.000%     11/15/06      9,191,890

  20,425,000     New Zealand               10.000%      3/15/02     11,664,396

   9,625,000     UK Treasury                8.500%     12/07/05     18,355,938
                                                                ----------------
                 TOTAL FOREIGN OBLIGATIONS
                 (Cost: $35,732,459)                                39,212,224
                                                                ----------------
--------------------------------------------------------------------------------
STATE AGENCY OBLIGATION: 0.2%
--------------------------------------------------------------------------------
   3,675,000     New Jersey Economic
                 Development Authority
                 State Pension Funding
                 Ser. A                     7.425%      2/15/29      4,204,935
                                                                ----------------
                 TOTAL STATE AGENCY OBLIGATION
                 (Cost: $3,748,243)                                  4,204,935
--------------------------------------------------------------------------------
YANKEE BONDS: 2.2%
--------------------------------------------------------------------------------
   3,625,000    .British Aerospace
                 Finance, Inc. 144A         7.500%      7/01/27      4,077,328

   2,337,500     City of Naples             7.520%   7/15/01-06      2,447,900

   6,700,000    .DR Investments Sr.
                 144A                       7.100%      5/15/02      6,895,506

  10,675,000     Hellenic Republic of
                 Greece Sr.                 6.950%      3/04/08     11,061,275

   3,000,000     Norsk Hydro AS Deb.        7.150%     11/15/25      3,206,250


                                    MSF-13

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
June 30, 1998 (unaudited)

    Face                                  Interest   Maturity         Value
   Amount               Issue               Rate       Date         (Note 1A)
--------------------------------------------------------------------------------
YANKEE BONDS:(CONTINUED)
--------------------------------------------------------------------------------
$  8,100,000   .Petroliam Nasional Bhd
                144A                        7.125%      8/15/05   $    7,046,676

   8,575,000   +Province of Quebec Deb.     7.125%      2/09/24        9,178,166

   4,475,000    TransCanada Pipelines
                Ltd.                        6.430%   3/15/04-29        4,527,223

   5,100,000   .Woodside Finance, Ltd.
                144A                        6.600%      4/15/08        5,055,834
                                                                  --------------
                TOTAL YANKEE BONDS
                (Cost: $56,167,976)............................       53,496,158
                                                                  --------------
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 5.8%
--------------------------------------------------------------------------------

   2,087,000    American Express
                Credit Corp.                5.560%      7/06/98        2,087,000

   3,152,000    Associates Corp. of
                North America               5.550%      7/09/98        3,152,000

  28,475,000    Beneficial Corp.            5.590%      7/09/98       28,475,000

   3,352,000    General Electric Capital
                Corp.                       5.580%      7/06/98        3,352,000

  35,975,000    General Electric Capital
                Corp.                       5.570%      7/06/98       35,975,000

   8,669,000    General Electric Capital
                Corp.                       5.620%      7/06/98        8,669,000

  20,446,000    Household Finance Corp.     5.650%      7/06/98       20,446,000

   4,327,000    Household Finance Corp.     5.620%      7/09/98        4,327,000

  20,000,000    Merrill Lynch & Co., Inc.   5.700%      7/14/98       19,962,000

  13,659,000    Morgan (J.P.) & Co., Inc.   5.700%      7/13/98       13,633,048
                                                                  --------------
                TOTAL SHORT TERM OBLIGATIONS
                (Cost: $140,078,048)...........................      140,078,048
                                                                  --------------
--------------------------------------------------------------------------------
                TOTAL INVESTMENTS: 98.6%
                (Cost: $2,103,171,159).........................    2,382,180,673

                OTHER ASSETS LESS LIABILITIES: 1.4%............       33,798,158
                                                                  --------------

                TOTAL NET ASSETS: 100.0%.......................    2,415,978,831
                                                                  ==============
--------------------------------------------------------------------------------

LEGEND:
------
*Non-income producing security.
+Securities on loan.
 .Restricted security.

SECURITIES LENDING: (Note 7)
----------------------------
As of June 30, 1998, the market value of securities loaned was $256,664,319 with collateral backing valued at $262,949,759.


RESTRICTED SECURITIES: (Note 2)
-------------------------------
                                                                    Valuation
                                                                      as of
                                     Acquisition    Acquisition      June 30,
          Issue                         Date            Cost           1998
          -----                         ----            ----           ----

BankAmerica Institutional
Capital 144A......................    11/26/96     $  3,463,390   $  3,720,780

Bank of New York 144A.............    12/24/96        2,775,074      3,044,655

Beckman Coulter, Inc. 144A........     2/25/98        9,000,000      9,062,100

British Aerospace Finance, Inc.
144A..............................     6/26/97        3,598,066      4,077,328

Cargill, Inc. 144A................     4/28/98        4,962,350      5,388,650

Crown Packaging Holdings, Ltd.
(Wts.) 144A.......................      6/1/94           20,000            250

DR Investments Sr. 144A...........      5/6/97        6,696,181      6,895,506

Edison Mission Energy Funding
Ser. A 144A.......................      1/7/97        4,130,910      4,399,664

Electronic Data Systems Corp.
144A..............................     5/19/95        3,297,393      3,357,255

ERAC USA Finance Co. 144A.........     2/10/98        4,496,220      4,518,540

ERAC USA Finance Co. 144A.........      5/6/98        4,284,477      4,343,301

Florida Windstorm-MBIA Sr.
Ser. 97 144A......................     3/20/98        4,926,938      4,948,218

HealthSouth Corp. Sr. 144A........     3/19/98        5,864,659      5,898,820

P&L Coal Holdings Corp 144A.......     5/14/98          985,969      1,003,031

Petroliam Nasional Bhd                 10/2/97-
144A..............................    11/19/97        7,986,721      7,046,676

Railcar Leasing LLC 1997-1              4/1/97-
A1 144A SEQ.......................     4/15/97        4,770,819      4,943,728

State Street Institutional
Capital A 144A....................    12/18/96        2,755,760      3,094,308

Woodside Finance, Ltd. 144A.......      4/3/98        5,091,381      5,055,834

Zurich Capital Trust 144A.........     6/18/97-
                                       6/26/97        7,480,202      7,939,855

The aggregate value of restricted securities at June 30, 1998 was $88,738,499 or 3.67% of the Income Portfolio's net assets.

                      See Notes to Financial Statements.


                                    MSF-14

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
June  30, 1998 (unaudited)

                                                                     Value
 Shares                     Issue                                  (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 96.4%
--------------------------------------------------------------------------------
 Aerospace: 0.6%

    183,900      *Gulfstream Aerospace Corp.                 $    8,551,350
--------------------------------------------------------------------------------
Automotive: 3.9%

    693,100     +*Budget Group, Inc. Cl. A                       22,135,881

    571,800      +Danaher Corp.                                  20,977,913

    220,500       Magna International, Inc. Cl. A                15,131,813
                                                             --------------
                                                                 58,245,607
--------------------------------------------------------------------------------
Banking: 2.1%

    368,500      *Bank United Corp. Cl. A                        17,664,969

    475,800       TCF Financial Corp.                            14,036,100
                                                             --------------
                                                                 31,701,069
--------------------------------------------------------------------------------
Broadcasting: 8.0%

    730,900      *Capstar Broadcasting Corp. Cl. A               18,363,863

    368,600      +Chancellor Media Corp.                         18,303,294

    266,928      *Clear Channel Communications, Inc.             29,128,518

     69,000     +*Jacor Communications, Inc.                      4,075,313

    228,000      +Scripps (E.W.) Co. Cl. A                       12,497,250

    117,300      *TCA Cable TV, Inc.                              7,052,663

    418,900      *Univision Communications, Inc. Cl. A           15,604,025

    560,709     +*USA Networks, Inc.                             14,105,326
                                                             --------------
                                                                119,130,252
--------------------------------------------------------------------------------
Building & Construction: 0.9%

    306,100       Stanley Works                                  12,722,280
--------------------------------------------------------------------------------
Business Services: 11.3%

  1,261,428      *Cendant Corp.                                  26,332,310

    448,200     +*Concord EFS, Inc.                              11,709,225

    396,150      *Fiserv, Inc.                                   16,823,995

    714,800       HBO & Co.                                      25,219,038

    896,005      *Outdoor Systems, Inc.                          25,088,140

    577,800     +*Republic Industries, Inc.                      14,445,000

  1,476,200      *Republic Industries, Inc. pvt.                 36,905,000

    358,900      *Young & Rubicam, Inc.                          11,484,800
                                                             --------------
                                                                168,007,508
--------------------------------------------------------------------------------
 Chemicals: 2.2%

    446,800     +*NOVA Corp.                                     15,973,100

    688,700      *Sybron International Corp.                     17,389,675
                                                             --------------
                                                                 33,362,775
--------------------------------------------------------------------------------

                                                                     Value
 Shares                     Issue                                  (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Computer Equipment & Service: 2.2%

    312,000     +*America Online, Inc.                       $   33,072,000
--------------------------------------------------------------------------------
Construction & Mining Equipment: 1.1%

    593,700      *Terex Corp.                                    16,920,450
--------------------------------------------------------------------------------
Construction Materials: 0.2%

     73,900      +Fastenal Co.                                    3,434,040
--------------------------------------------------------------------------------
Cosmetics: 1.1%

    219,300       Avon Products, Inc.                            16,995,750
--------------------------------------------------------------------------------
Drugs & Health Care: 2.2%

    510,500      *Health Management Associates, Inc. Cl. A       17,069,844

    375,000     +*Lincare Holdings, Inc.                         15,761,719
                                                             ------------------
                                                                 32,831,563
--------------------------------------------------------------------------------
Education: 1.0%

    429,900      *Apollo Group, Inc. Cl. A                       14,227,002
--------------------------------------------------------------------------------
Electrical Equipment: 0.4%

    239,900     +*SLI, Inc.                                       6,267,387
--------------------------------------------------------------------------------
Electronics: 6.3%

    769,400     +*Advanced Fibre Communications, Inc.            30,824,088

    337,800     +*Altera Corp.                                    9,975,656

    598,100     +*Analog Devices, Inc.                           14,690,831

    397,800     +*Sanmina Holdings, Inc.                         17,192,419

    207,500     +*Tellabs, Inc.                                  14,855,703

    379,260     +*Vishay Intertechnology, Inc.                    6,802,976
                                                             ------------------
                                                                 94,341,673
--------------------------------------------------------------------------------
Entertainment & Leisure: 6.8%

    524,000      *Florida Panthers Holdings, Inc. Cl. A          10,316,250

    625,800      +Harley Davidson, Inc.                          24,249,750

    700,100       International Game Technology                  16,977,425

  1,029,800      +News Corp. Ltd. ADR                            33,082,325

    206,000     +*Royal Caribbean Cruises Ltd.                   16,377,000
                                                             ------------------
                                                                101,002,750
--------------------------------------------------------------------------------
Financial Services: 2.3%

    615,400      *Heller Financial, Inc. Cl. A                   18,462,000

    633,600      +Sirrom Capital Corp.                           16,473,600
                                                             -------------------
                                                                 34,935,600
--------------------------------------------------------------------------------


                                    MSF-15

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
June  30, 1998 (unaudited)

                                                                      Value
 Shares                     Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Food & Beverages: 0.9%
   256,600     +*Starbucks Corp.                                $   13,704,043
-------------------------------------------------------------------------------
Healthcare Services: 0.9%

   368,600     +*Total Renal Care Holdings, Inc.                    12,716,700
-------------------------------------------------------------------------------
Hospital Management: 0.9%

   424,000   Tenet Healthcare Corp.                                 13,250,000
-------------------------------------------------------------------------------
Hotel & Motel: 2.2%

 1,045,500      *Extended Stay America, Inc.                        11,761,875

 1,002,300     +*Mirage Resorts, Inc.                               21,361,519
                                                                ---------------
                                                                    33,123,394
-------------------------------------------------------------------------------
Insurance: 3.6%
   480,000      ACE Ltd.                                            18,720,000

   500,100     +Provident Cos., Inc.                                17,253,450

   313,600      UNUM Corp.                                          17,404,800
                                                                ---------------
                                                                    53,378,250
-------------------------------------------------------------------------------
Medical Supply: 2.8%

   244,900    +*Boston Scientific Corp.                             17,540,963

   250,000     *Trigon Healthcare, Inc.                              9,046,875

   207,600    +*Wellpoint Health Networks, Inc. Cl. A               15,362,400
                                                                ---------------
                                                                    41,950,238
-------------------------------------------------------------------------------
Miscellaneous: 1.1%

   176,800     +Central Parking Corp.                                8,221,200

   292,200     *Steelcase, Inc.                                      7,597,200
                                                                ---------------
                                                                    15,818,400
-------------------------------------------------------------------------------
Multi-Industry: 1.3%
   426,400   Harsco Corp.                                           19,534,450
-------------------------------------------------------------------------------
Office & Business Equipment: 0.7%
   211,700     *CSG Systems International, Inc.                      9,910,205
-------------------------------------------------------------------------------
Oil & Gas Exploration: 0.9%
   193,300   Anadarko Petroleum Corp.                               12,987,343
-------------------------------------------------------------------------------
Oil-Domestic: 0.8%
   525,700     +Oryx Energy Co.                                     11,631,112
-------------------------------------------------------------------------------
Oil-Services: 0.6%
   509,500   Ensco International, Inc.                               8,852,562
-------------------------------------------------------------------------------
Pollution Control: 1.6%
   467,400    +*USA Waste Services, Inc.                            23,077,874
-------------------------------------------------------------------------------
Printing & Publishing: 1.2%
   463,500      Valassis Communications , Inc.                      17,873,719
-------------------------------------------------------------------------------
Real Estate: 0.4%
   158,400     *Boston Properties, Inc.                              5,464,800

         1      Patriot American Hospitality, Inc.                          17
                                                                ---------------
                                                                     5,464,817
-------------------------------------------------------------------------------
Restaurant: 0.7%
   267,900    +*CKE Restaurants, Inc.                               11,050,875
-------------------------------------------------------------------------------
Retail Trade: 12.2%
   223,944    +*Abercrombie & Fitch Co. Cl. A                        9,853,536

   484,400    +*Borders Group, Inc.                                 17,922,800

   405,600     +CVS Corp.                                           15,793,050

   877,100      Family Dollar Stores, Inc.                          16,226,350

   492,300    +*Fred Meyer, Inc.                                    20,922,750

   477,200    +*Jones Apparel Group, Inc.                           17,447,625

   695,400     *Linens 'n Things, Inc.                              21,253,163

   779,512    +*Men's Wearhouse, Inc.                               25,748,256

   230,800    +*Office Depot, Inc.                                   7,284,625

   586,300     *Proffitts, Inc.                                     23,671,863

   187,700    +*Staples, Inc.                                        5,437,434
                                                                ---------------
                                                                   181,561,452
-------------------------------------------------------------------------------
Software: 6.1%

   381,000    +*Ascend Communications, Inc.                         18,871,406

   226,500    +*Check Point Software Technologies Ltd.               7,417,875

   424,200     *Edwards (J.D.) & Co.                                18,214,088

   402,000    +*i2 Technologies , Inc.                              14,145,375

   279,400     *Netscape Communications Corp.                        7,535,069

   364,200     *Premiere Technologies, Inc.                          3,021,722

   451,600    +*Sterling Commerce, Inc.                             21,902,600
                                                                ---------------
                                                                    91,108,135
--------------------------------------------------------------------------------
Telecommunications Equipment & Services: 2.9%

   314,800    +*Networks Associates, Inc.                           15,061,213

   789,176     *Qwest Communications Int'l, Inc.                    27,497,851
                                                                ---------------
                                                                    42,559,064
--------------------------------------------------------------------------------
Textiles & Apparel: 0.4%
   113,700   Cintas Corp.                                            5,788,041
-------------------------------------------------------------------------------

                                    MSF-16

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
June  30, 1998 (unaudited)

                                                                    Value
 Shares                     Issue                                 (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Transportation-Railroad: 0.8%
    287,400   Trinity Industries, Inc.                          $   11,927,100
-------------------------------------------------------------------------------
Utilities-Gas Distribution & Pipelines: 0.8%
    267,000   Burlington Resources, Inc.                            11,497,688
-------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost: $1,194,744,969)............................ 1,434,514,518
                                                                ---------------
--------------------------------------------------------------------------------
  Face                                    Interest      Maturity      Value
 Amount                     Issue           Rate          Date      (Note 1A)
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 3.0%
--------------------------------------------------------------------------------
$14,660,000   Ford Motor Credit Co.         5.560%      7/02/98 $   14,660,000

  6,094,000   General Electric
              Capital Corp.                 5.620%      7/09/98      6,094,000

  9,655,000   General Electric
              Capital Corp.                 5.650%      7/09/98      9,655,000

 14,229,000   Merrill Lynch & Co.,
              Inc.                          5.700%      7/14/98     14,199,712
                                                                ---------------
              TOTAL SHORT TERM OBLIGATIONS
              (Cost: $44,608,712)..............................     44,608,712
                                                                ---------------
-------------------------------------------------------------------------------
              TOTAL INVESTMENTS: 99.4%
              (Cost: $1,239,353,681)...........................  1,479,123,230

              OTHER ASSETS LESS LIABILITIES: 0.6%..............      9,123,561
                                                                ---------------
              TOTAL NET ASSETS: 100.0%......................... $1,488,246,791
                                                                ===============
-------------------------------------------------------------------------------
LEGEND:
-------
 *  Non-income producing security.

 +  Securities on loan.

    ADR (American depository receipt) represents ownership of foreign securities.

SECURITIES LENDING: (Note 7)
----------------------------
As of June 30, 1998, the market value of securities loaned was $246,185,917 with collateral backing valued at $253,322,040.

                       See Notes to Financial Statements.


                                    MSF-17

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1998 (unaudited)

                                                                      Value
 Shares                     Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 99.6%
--------------------------------------------------------------------------------
Aerospace: 1.8%

   169,700     Allied-Signal, Inc.                               $    7,530,438

   304,124     Boeing Co.                                            13,552,526

    38,600     General Dynamics Corp.                                 1,794,900

    59,313     Lockheed Martin Corp.                                  6,279,763

    20,400     Northrop Grumman Corp.                                 2,103,750

   102,000    +Raytheon Co. Cl. B                                     6,030,750

    59,200     Rockwell International Corp.                           2,845,300

    49,100     Textron, Inc.                                          3,519,855

    69,100     United Technologies Corp.                              6,391,750
                                                                 --------------
                                                                     50,049,032
-------------------------------------------------------------------------------
Automotive: 2.2%

    45,500    *AutoZone, Inc.                                         1,453,156

   194,300     Chrysler Corp.                                        10,953,663

    31,800     Dana Corp.                                             1,701,300

    22,100     Eaton Corp.                                            1,718,275

    19,300     Echlin, Inc.                                             946,906

   365,100     Ford Motor Co.                                        21,540,900

   201,232     General Motors Corp.                                  13,444,813

    54,000     Genuine Parts Co.                                      1,866,375

    20,710    *Navistar International Corp.                             598,001

    23,430     PACCAR, Inc.                                           1,222,021

    17,750     Snap-On, Inc.                                            643,437

    18,300     Timken Co.                                               563,868

    37,200     TRW, Inc.                                              2,032,050
                                                                 --------------
                                                                     58,684,765
-------------------------------------------------------------------------------
Banking: 9.2%

    33,200     Ahmanson (H.F.) & Co.                                  2,357,200

   211,644     Banc One Corp.                                        11,812,381

    88,578     BankBoston Corp.                                       4,927,151

   113,300     Bank of New York Co., Inc.                             6,875,894

   205,452     BankAmerica Corp.                                     17,758,757

    29,900     Bankers Trust New York Corp.                           3,470,269

    42,300     BB&T Corp.                                             2,860,538

   256,868     Chase Manhattan Corp.                                 19,393,534

   135,914     Citicorp                                              20,285,165

    46,850     Comerica, Inc.                                         3,103,813

    75,150    +Fifth Third Bancorp                                    4,727,405

    86,458     First Chicago NBD Corp.                                7,662,340

   291,296     First Union Corp.                                     16,967,992

    85,515     Fleet Financial Group, Inc.                            7,140,503

    17,600     Golden West Financial Corp.                            1,871,100

    40,300     Green Tree Financial Corp.                             1,725,344

    58,000     Huntington Bancshares, Inc.                            1,946,625

   132,606     KeyCorp                                                4,724,089

   150,662     MBNA Corp.                                             4,971,846

    78,300     Mellon Bank Corp.                                      5,451,638

    40,100     Mercantile Bancorporation, Inc.                        2,020,038

    53,799     Morgan (J.P.) & Co., Inc.                              6,301,208

    99,400     National City Corp.                                    7,057,400

   288,309    +NationsBank Corp.                                     22,055,639

    33,600     Northern Trust Corp.                                   2,562,000

   227,700     Norwest Corp.                                          8,510,288

    90,500     PNC Bank Corp.                                         4,870,031

    32,600     Republic New York Corp.                                2,051,763

    49,100     State Street Corp.                                     3,412,450

    53,900     Summit Bancorp                                         2,560,250

    63,900     SunTrust Banks, Inc.                                   5,195,869

    79,100    +Synovus Financial Corp.                                1,878,625

   223,627    +U.S. Bancorp                                           9,615,961

    62,000     Wachovia Corp.                                         5,239,000

   116,870     Washington Mutual, Inc.                                5,072,887

    26,263     Wells Fargo & Co.                                      9,691,046
                                                                 --------------
                                                                    248,128,039
-------------------------------------------------------------------------------
Broadcasting: 1.9%

   216,100     CBS Corp.                                              6,861,175

    37,200    *Clear Channel Communications, Inc.                     4,059,450

   111,000     Comcast Corp. Cl. A                                    4,505,906

    22,200     King World Productions, Inc.                             566,100

   182,800    *MediaOne Group, Inc.                                   8,031,775

   152,200   +*Tele-Communications, Inc. Cl. A                        5,845,431


                                    MSF-18

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1998 (unaudited)

                                                                       Value
 Shares                     Issue                                    (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Broadcasting: (Continued)

   177,820     Time Warner, Inc.                                  $   15,192,495

   107,926    *Viacom, Inc. Cl. B                                      6,286,690
                                                                  --------------
                                                                      51,349,022
--------------------------------------------------------------------------------
Building & Construction: 0.4%

    12,200     Armstrong World Industries, Inc.                          821,975

    13,600     Crane Co.                                                 660,450

    67,300     Dover Corp.                                             2,305,025

    22,000     Mallinckrodt, Inc.                                        653,125

    51,200     Masco Corp.                                             3,097,600

    16,700    +Owens-Corning Fiberglas Corp.                             681,569

    52,400     Sherwin-Williams Co.                                    1,735,750

    26,500     Stanley Works                                           1,101,406

    33,500     Willamette Industries, Inc.                             1,072,000
                                                                  --------------
                                                                      12,128,900
--------------------------------------------------------------------------------
Business Services: 1.3%

    90,500     Automatic Data Processing, Inc.                         6,595,188

    31,600    +Block (H & R), Inc.                                     1,331,150

   256,179    *Cendant Corp.                                           5,347,737

    24,400     Deluxe Corp.                                              873,825

    38,400     Ecolab, Inc.                                            1,190,400

    44,100    *FDX Corp.                                               2,767,275

   134,400     First Data Corp.                                        4,477,200

   129,300     HBO & Co.                                               4,561,866

    41,100     Interpublic Group of Cos., Inc.                         2,494,256

    51,200     Omnicom Group, Inc.                                     2,553,600

    77,100     Service Corp. International                             3,305,663
                                                                  --------------
                                                                      35,498,160
--------------------------------------------------------------------------------
Chemicals: 2.5%

    70,600     Air Products & Chemicals, Inc.                          2,824,000

    68,200     Dow Chemical Co.                                        6,594,088

   339,700     Du Pont (E.I.) de Nemours & Co.                        25,350,113

    23,575     Eastman Chemical Co.                                    1,467,544

    11,100     FMC Corp.                                                 756,881

    22,800     Grace (W.R.) & Co.                                        389,025

    17,500     Great Lakes Chemical Corp.                                690,156

    28,500     Hercules, Inc.                                          1,172,063

   180,300     Monsanto Co.                                           10,074,263

    38,600     Morton International, Inc.                                965,000

    20,300     Nalco Chemical Co.                                        713,038

    37,000     Pall Corp.                                                758,500

    53,900     PPG Industries, Inc.                                    3,749,419

    47,300     Praxair, Inc.                                           2,214,231

    18,800     Rohm & Haas Co.                                         1,954,025

    30,600     Sigma Aldrich Corp.                                     1,076,738

    41,000     Union Carbide Corp.                                     2,188,374

   127,600     Williams Cos., Inc.                                     4,306,500
                                                                  --------------
                                                                      67,243,958
--------------------------------------------------------------------------------
Construction & Mining Equipment: 0.0%

    14,600     Harnischfeger Industries, Inc.                            413,362
--------------------------------------------------------------------------------
Containers & Glass: 0.2%

     9,300     Ball Corp.                                                373,744

    16,600     Bemis Co., Inc.                                           678,525

    37,200     Crown Cork & Seal Co., Inc.                             1,767,000

    46,400    *Owens-Illinois, Inc.                                    2,076,400

    24,770    +Sealed Air Corp.                                          910,297
                                                                  --------------
                                                                       5,805,966
--------------------------------------------------------------------------------
Cosmetics: 0.2%

    17,400    +Alberto-Culver Co. Cl. B Cvt.                             504,600

    40,200     Avon Products, Inc.                                     3,115,500

    32,000     International Flavors & Fragrances, Inc.                1,390,000
                                                                  --------------
                                                                       5,010,100
--------------------------------------------------------------------------------
Drugs & Health Care: 8.5%

    19,900     Allergan, Inc.                                            922,863

    26,500    *ALZA Corp.                                              1,146,125

   395,100     American Home Products Corp.                           20,446,425

    76,500    *Amgen, Inc.                                             5,003,578

    16,700    +Bard (C.R.), Inc.                                         635,644

    17,200     Bausch & Lomb, Inc.                                       862,150

    33,600    +Biomet, Inc.                                            1,110,900


                                    MSF-19

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1998 (unaudited)

                                                                      Value
 Shares                     Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Drugs & Health Care: (Continued)

   299,500     Bristol-Myers Squibb Co.                           $   34,423,781

    33,300    +Cardinal Health, Inc.                                   3,121,875

   120,600    *HEALTHSOUTH Corp.                                       3,218,513

   333,000     Lilly (Eli) & Co.                                      21,998,813

   359,800     Merck & Co., Inc.                                      48,123,250

   393,000     Pfizer, Inc.                                           42,714,188

   153,315     Pharmacia & Upjohn, Inc.                                7,071,654

   221,200     Schering-Plough Corp.                                  20,267,450

    25,700    *St. Jude Medical, Inc.                                    946,081

   247,200     Warner-Lambert Co.                                     17,149,500
                                                                  --------------
                                                                     229,162,790
--------------------------------------------------------------------------------
Electrical Equipment: 4.1%

    65,700     AMP, Inc.                                               2,258,438

    29,000     Black & Decker Corp.                                    1,769,000

     6,900     Briggs & Stratton Corp.                                   258,319

   133,600     Emerson Electric Co.                                    8,066,100

   980,600     General Electric Co.                                   89,234,600

    45,200     General Instrument Corp.                                1,228,875

    12,800     General Signal Corp.                                      460,800

    29,400     Grainger (W.W.), Inc.                                   1,464,488

    26,000     Johnson Controls, Inc.                                  1,486,875

    13,000     Millipore Corp.                                           354,250

    12,900     National Service Industries, Inc.                         656,288

    25,600     Raychem Corp.                                             756,800

    30,400     Tandy Corp.                                             1,613,100

    17,100     Thomas & Betts Corp.                                      842,174
                                                                  --------------
                                                                     110,450,107
--------------------------------------------------------------------------------
Electronics: 4.4%

    43,100    *Advanced Micro Devices, Inc.                              735,394

    25,750    *Andrew Corp.                                              464,305

   110,000    *Applied Materials, Inc.                                 3,248,438

    35,400    *DSC Communications Corp.                                1,059,788

    13,500     EG&G, Inc.                                                405,000

    23,900     Harris Corp.                                            1,068,031

    38,000     Honeywell, Inc.                                         3,175,375

   510,500     Intel Corp.                                            37,824,859

    26,100    *KLA Instruments Corp.                                     723,459

    42,000    *LSI Logic Corp.                                           968,625

   394,894     Lucent Technologies, Inc.                              32,850,245

    64,000    *Micron Technology, Inc.                                 1,588,000

   179,800     Motorola, Inc.                                          9,450,738

    49,000    *National Semiconductor Corp.                              646,188

   156,800    +Northern Telecom Ltd.                                   8,898,400

    15,200     Perkin-Elmer Corp.                                        945,250

    23,700    +Scientific-Atlanta, Inc.                                  601,388

    14,900     Tektronix, Inc.                                           527,088

    54,800   +*Tellabs, Inc.                                           3,923,338

   118,100     Texas Instruments, Inc.                                 6,886,706

    48,200    *Thermo Electron Corp.                                   1,647,837
                                                                  --------------
                                                                     117,638,452
--------------------------------------------------------------------------------
Entertainment & Leisure: 0.8%

    29,400     Brunswick Corp.                                           727,650

   205,199     Disney (Walt) Co.                                      21,558,720

    10,900     Fleetwood Enterprises, Inc.                               436,000
                                                                  --------------
                                                                      22,722,370
--------------------------------------------------------------------------------
Financial Services: 4.8%

   138,787     American Express Co.                                   15,821,718

   104,685    *Associates First Capital Corp. Cl. A                    8,047,659

    16,600     Beneficial Corp.                                        2,542,913

    79,900     Charles Schwab Corp.                                    2,596,750

    32,600     Countrywide Credit Industries, Inc.                     1,654,450

   204,200     Federal Home Loan Mortgage Corp.                        9,610,163

   312,100     Federal National Mortgage Assoc.                       18,960,075

    76,500     Franklin Resources, Inc.                                4,131,000

    35,400     Hartford Financial Services Group, Inc.                 4,048,875

    96,600    +Household International, Inc.                           4,805,850

    35,700     Lehman Brothers Holdings, Inc.                          2,768,981

    34,800     Loews Corp.                                             3,031,950

   104,200     Merrill Lynch & Co., Inc.                               9,612,450

    34,400     MGIC Investment Corp.                                   1,962,950

                                    MSF-20

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1998 (unaudited)

                                                                       Value
  Shares                        Issue                                (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Financial Services: (Continued)

   180,641     Morgan Stanley, Dean Witter, Discovery & Co.      $   16,506,071

    19,300     Transamerica Corp.                                     2,221,913

   346,184     Travelers Group, Inc.                                 20,987,404
                                                                 --------------
                                                                    129,311,172
--------------------------------------------------------------------------------
Food & Beverages: 5.4%

   146,300     Anheuser-Busch Co., Inc.                               6,903,531

   171,453     Archer-Daniels-Midland Co.                             3,321,902

    86,600     Bestfoods                                              5,028,213

    21,000     Brown-Forman Corp. Cl. B                               1,349,250

   136,500     Campbell Soup Co.                                      7,251,563

   743,200     Coca-Cola Co.                                         63,543,600

   144,600     ConAgra, Inc.                                          4,582,013

    11,200     Coors (Adolph) Co. Cl. B                                 382,200

    47,400     General Mills, Inc.                                    3,240,975

   110,700     Heinz (H.J.) Co.                                       6,213,038

    43,200     Hershey Foods Corp.                                    2,980,800

   122,700     Kellogg Co.                                            4,608,919

   448,800     PepsiCo, Inc.                                         18,484,950

    73,900     Pioneer Hi Bred International, Inc.                    3,057,613

    42,000     Quaker Oats Co.                                        2,307,375

   140,600     Sara Lee Corp.                                         7,864,813

   101,000     Sysco Corp.                                            2,588,125

    34,900     Wrigley (Wm.), Jr. Co.                                 3,420,200
                                                                 --------------
                                                                    147,129,080
--------------------------------------------------------------------------------
Forest Products & Paper: 1.0%

    16,500     Boise Cascade Corp.                                      540,375

    29,400     Champion International Corp.                           1,446,113

    66,300     Fort James Corp.                                       2,950,350

    27,400     Georgia-Pacific Corp.                                  1,614,888

    92,600     International Paper Co.                                3,981,800

   167,420     Kimberly-Clark Corp.                                   7,680,393

    32,100     Louisiana-Pacific Corp.                                  585,825

    30,800     Mead Corp.                                               977,900

     9,000     Potlatch Corp.                                           378,000

    29,300     Stone Container Corp.                                    457,813

    17,200     Temple Inland, Inc.                                      926,650

    21,200     Union Camp Corp.                                       1,052,050

    30,100     Westvaco Corp.                                           850,325

    59,800     Weyerhaeuser Co.                                       2,762,012
                                                                 --------------
                                                                     26,204,494
--------------------------------------------------------------------------------
Homebuilders: 0.1%

    18,400     Centex Corp.                                             694,600

    11,700     Kaufman & Broad Home Corp.                               371,475

    12,700     Pulte Corp.                                              379,412
                                                                 --------------
                                                                      1,445,487
--------------------------------------------------------------------------------
Hospital Management: 0.4%

   193,385    +Columbia/HCA Healthcare Corp.                          5,632,338

    50,100    *Humana, Inc.                                           1,562,494

    19,500     Manor Care, Inc.                                         749,530

    92,800    *Tenet Healthcare Corp.                                 2,900,000

    14,900     United Healthcare Corp.                                  946,150
                                                                 --------------
                                                                     11,790,512
--------------------------------------------------------------------------------
Hotel & Motel: 0.2%

    29,700     Harrah's Entertainment, Inc.                             690,525

    73,900     Hilton Hotels Corp.                                    2,106,150

    76,600     Marriott International, Inc. Cl. A                     2,479,925

    53,400    *Mirage Resorts, Inc.                                   1,138,087
                                                                 --------------
                                                                      6,414,687
--------------------------------------------------------------------------------
Household Appliances & Home Furnishings: 0.2%

    28,100    +Maytag Corp.                                           1,387,438

    47,700     Newell Co.                                             2,376,055

    22,600     Whirlpool Corp.                                        1,553,750
                                                                 --------------
                                                                      5,317,243
--------------------------------------------------------------------------------
Household Products: 3.2%

    31,400     Clorox Co.                                             2,994,775

    89,100     Colgate-Palmolive Co.                                  7,840,800

    69,400     Corning, Inc.                                          2,411,650

   338,200     Gillette Co.                                          19,171,713

   403,600     Procter & Gamble Co.                                  36,752,825

    45,100     Rubbermaid, Inc.                                       1,496,756


                                    MSF-21

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1998 (unaudited)

                                                                       Value
  Shares                       Issue                                 (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Household Products: (Continued)

    18,800    *Tupperware Corp.                                   $      528,750

   192,600     Unilever NV                                            15,203,362
                                                                  --------------
                                                                      86,400,631
--------------------------------------------------------------------------------
Insurance: 3.9%

    43,800     Aetna, Inc.                                             3,334,275

   126,399     Allstate Corp.                                         11,573,408

    76,770     American General Corp.                                  5,465,064

   210,425     American International Group, Inc.                     30,722,050

    51,050     Aon Corp.                                               3,586,263

    50,600     Chubb Corp.                                             4,066,975

    64,800     CIGNA Corp.                                             4,471,200

    50,500     Cincinnati Financial Corp.                              1,947,406

    56,700    +Conseco Co., Inc.                                       2,650,725

    44,200     Equifax, Inc.                                           1,605,013

    23,600     General Re Corp.                                        5,982,600

    31,750     Jefferson-Pilot Corp.                                   1,839,516

    30,100     Lincoln National Corp.                                  2,750,388

    77,400     Marsh & McLennan Cos., Inc.                             4,677,863

    30,100     MBIA, Inc.                                              2,253,738

    21,900     Progressive Corp.                                       3,087,900

    29,100     Providian Financial Corp.                               2,286,169

    42,900    +SAFECO Corp.                                            1,947,928

    70,996     St. Paul Cos., Inc.                                     2,986,269

    58,550    +SunAmerica, Inc.                                        3,362,966

    42,400     Torchmark Corp.                                         1,939,800

    42,100     UNUM Corp.                                              2,336,550
                                                                  --------------
                                                                     104,874,066
--------------------------------------------------------------------------------
Liquor: 0.2%

   104,200     Seagram Ltd.                                            4,265,687
--------------------------------------------------------------------------------
Machinery: 1.0%

    55,800     Browning-Ferris Industries, Inc.                        1,939,050

    22,600    +Case Corp.                                              1,090,450

   110,400     Caterpillar, Inc.                                       5,837,400

    12,000     Cincinnati Milacron, Inc.                                 291,750

    36,200     Cooper Industries, Inc.                                 1,988,738

    11,500     Cummins Engine Co., Inc.                                  589,375

    75,200     Deere & Co.                                             3,976,200

    25,000     Fluor Corp.                                             1,275,000

    12,200     Foster Wheeler Corp.                                      261,538

    75,500     Illinois Tool Works, Inc.                               5,034,906

    49,450     Ingersoll-Rand Co.                                      2,178,891

     3,300     NACCO Industries, Inc. Cl. A                              426,525

    33,700     Parker Hannifin Corp.                                   1,284,812
                                                                  --------------
                                                                      26,174,635
--------------------------------------------------------------------------------
Medical Supply: 2.7%

   464,600     Abbott Laboratories, Inc.                              18,990,525

    84,800     Baxter International, Inc.                              4,563,300

    37,500     Becton, Dickinson & Co.                                 2,910,938

    58,400    *Boston Scientific Corp.                                 4,182,900

    45,700     Guidant Corp.                                           3,258,981

   404,700     Johnson & Johnson                                      29,846,625

   141,900     Medtronic, Inc.                                         9,046,124

    22,800     United States Surgical Corp.                            1,040,250
                                                                  --------------
                                                                      73,839,643
--------------------------------------------------------------------------------
Metals-Aluminum: 0.2%

    68,400     Alcan Aluminium Ltd.                                    1,889,550

    50,700     Aluminum Co. of  America                                3,343,031

    22,300     Reynolds Metals Co.                                     1,247,405
                                                                  --------------
                                                                       6,479,986
--------------------------------------------------------------------------------
Metals-Gold: 0.2%

   112,100     Barrick Gold Corp.                                      2,150,919

    69,100     Battle Mountain Gold Co.                                  410,281

    63,500    +Homestake Mining Co.                                      658,813

    46,994     Newmont Mining Corp.                                    1,110,232

    75,200     Placer Dome, Inc.                                         883,600
                                                                  --------------
                                                                       5,213,845
--------------------------------------------------------------------------------
Metals-Non-Ferrous: 0.1%

    11,100     ASARCO, Inc.                                              246,975

    42,650     Engelhard Corp.                                           863,663


                                    MSF-22

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1998 (unaudited)

                                                                       Value
  Shares                        Issue                                (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Metals-Non-Ferrous: (Continued)

    49,806     Inco Ltd.                                           $     678,606
                                                                   -------------
                                                                       1,789,244
--------------------------------------------------------------------------------
Metals-Steel & Iron: 0.1%

    31,700    *Armco, Inc.                                               202,088

    37,900   +*Bethlehem Steel Corp.                                     471,381

    26,200    +Nucor Corp.                                             1,205,200

    26,100     USX US Steel Group                                        861,300

    28,600     Worthington Industries, Inc.                              429,893
                                                                   -------------
                                                                       3,169,862
--------------------------------------------------------------------------------
Mining: 0.1%

    27,700     Cyprus Amax Minerals Co.                                  367,025

    54,400     Freeport-McMoRan Copper & Gold, Inc. Cl. B                826,200

    18,200     Phelps-Dodge Corp.                                      1,040,812
                                                                   -------------
                                                                       2,234,037
--------------------------------------------------------------------------------
Miscellaneous: 0.8%

    58,900     Allegheny Teldyne, Inc.                                 1,347,338

    49,500     Cognizant Corp.                                         3,118,500

    52,100     Fortune Brands, Inc.                                    2,002,594

    32,300     Ralston-Purina Group                                    3,773,043

   175,500     Tyco International Ltd.                                11,056,500
                                                                   -------------
                                                                      21,297,975
--------------------------------------------------------------------------------
Multi-Industry: 0.5%

     8,800     Aeroquip-Vickers, Inc.                                    513,700

    21,500     Harcourt General, Inc.                                  1,279,250

    35,500     ITT Industries, Inc.                                    1,326,813

   121,800     Minnesota Mining & Manufacturing Co.                   10,010,437
                                                                   -------------
                                                                      13,130,200
--------------------------------------------------------------------------------
Newspapers: 0.6%

    28,000    +Dow Jones & Co., Inc.                                   1,561,000

    85,800     Gannett Co., Inc.                                       6,097,163

    23,700    +Knight-Ridder, Inc.                                     1,304,981

    29,400     New York Times Co. Cl. A                                2,329,950

    27,300     Times Mirror Co. Cl. A                                  1,716,487

    36,800     Tribune Co.                                             2,532,300
                                                                   -------------
                                                                      15,541,881
--------------------------------------------------------------------------------
Office & Business Equipment: 5.9%

   106,400     3 Com Corp.                                             3,268,475

    39,500   +*Apple Computer, Inc.                                    1,134,391

    35,300     Avery Dennison Corp.                                    1,897,375

    67,100    *Bay Networks, Inc.                                      2,163,975

    47,400    *Cabletron Systems, Inc.                                   636,938

    22,000    *Ceridian Corp.                                          1,292,500

   307,900    *Cisco Systems, Inc.                                    28,355,666

   497,262    *Compaq Computer Corp.                                  14,109,809

    46,600   +*Computer Sciences Corp.                                 2,982,400

    14,200    *Data General Corp.                                        212,113

   193,900    *Dell Computer Corp.                                    17,990,284

   150,200    *EMC Corp.                                               6,730,838

    47,000   +*Gateway 2000, Inc.                                      2,379,374

   311,800     Hewlett-Packard Co.                                    18,669,025

    40,400     IKON Office Solutions, Inc.                               588,325

   283,800     International Business Machines Corp.                  32,583,788

    26,400    +Moore Corp. Ltd.                                          349,800

    82,500     Pitney Bowes, Inc.                                      3,970,313

    72,400    *Seagate Technology                                      1,724,025

    56,800    *Silicon Graphics, Inc.                                    688,700

   113,900    *Sun Microsystems, Inc.                                  4,951,091

    75,600    *Unisys Corp.                                            2,135,700

    98,900     Xerox Corp.                                            10,050,712
                                                                   -------------
                                                                     158,865,617
--------------------------------------------------------------------------------
Oil & Gas Exploration: 0.1%

    18,500     Anadarko Petroleum Corp.                                1,242,969

    29,700     Apache Corp.                                              935,550

     9,902     ONEOK, Inc.                                               394,842

    74,650     Union Pacific Resources Group, Inc.                     1,311,040
                                                                   -------------
                                                                       3,884,401
--------------------------------------------------------------------------------
Oil-Domestic: 1.5%

    27,200     Amerada Hess Corp.                                      1,477,300

   288,800     Amoco Corp.                                            12,021,300

    22,600    +Ashland Oil, Inc.                                       1,166,725

    97,000     Atlantic Richfield Co.                                  7,578,125

    14,100     Kerr-McGee Corp.                                          816,038


                                    MSF-23

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------

Schedule of Investments
-------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1998 (unaudited)

                                                                      Value
 Shares                         Issue                               (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
Oil-Domestic: (Continued)

   110,500       Occidental Petroleum Corp.                       $   2,983,500

    32,000      *Oryx Energy Co.                                        708,000

    14,100       Pennzoil Co.                                           713,813

    78,200       Phillips Petroleum Co.                               3,768,263

    28,000       Sun Co., Inc.                                        1,086,750

    50,700       Tenneco, Inc.                                        1,929,769

    72,656       Unocal Corp.                                         2,597,452

    87,100       USX-Marathon Group                                   2,988,618
                                                                  -------------
                                                                     39,835,653
-------------------------------------------------------------------------------
Oil-International: 4.9%

   196,900       Chevron Corp.                                       16,355,006

   736,400       Exxon Corp.                                         52,514,525

   235,200       Mobil Corp.                                         18,022,200

   645,100       Royal Dutch Petroleum Co.                           35,359,544

   162,900       Texaco, Inc.                                         9,723,093
                                                                  -------------
                                                                    131,974,368
-------------------------------------------------------------------------------
Oil-Services: 0.9%

    51,300       Baker Hughes, Inc.                                   1,773,056

    32,100       Coastal Corp.                                        2,240,981

    53,100       Dresser Industries, Inc.                             2,339,719

    78,900       Halliburton Co.                                      3,515,981

    14,700       Helmerich & Payne, Inc.                                327,075

    18,600       McDermott International, Inc.                          640,538

    25,800      *Rowan Cos., Inc.                                       501,488

   150,500       Schlumberger Ltd.                                   10,281,031

    17,000      *Western Atlas, Inc.                                  1,442,874
                                                                  -------------
                                                                     23,062,743
-------------------------------------------------------------------------------
Photography: 0.3%

    97,100       Eastman Kodak Co.                                    7,094,369

    13,400       Polaroid Corp.                                         476,537
                                                                  -------------
                                                                      7,570,906
-------------------------------------------------------------------------------
Pollution Control: 0.2%

    98,600       Laidlaw, Inc.                                        1,201,687

   143,100       Waste Management, Inc.                               5,008,500
                                                                  -------------
                                                                      6,210,187
-------------------------------------------------------------------------------
Printing & Publishing: 0.3%

    22,200       American Greetings Corp. Cl. A                       1,130,813

    42,700       Donnelley (R.R.) & Sons Co.                          1,953,525

    51,700       Dun & Bradstreet Corp.                               1,867,663

    10,700       Jostens, Inc.                                          255,463

    30,200       McGraw-Hill Cos., Inc.                               2,463,188

    15,600      +Meredith Corp.                                         732,224
                                                                  -------------
                                                                      8,402,876
-------------------------------------------------------------------------------
Restaurant: 0.6%

    42,900       Darden Restaurants, Inc.                               681,038

   206,800       McDonald's Corp.                                    14,269,200

    45,700       Tricon Global Restaurants, Inc.                      1,448,118

    39,300       Wendy's International, Inc.                            923,550
                                                                  -------------
                                                                     17,321,906
-------------------------------------------------------------------------------
Retail Grocery: 0.5%

    74,400       Albertson's, Inc.                                    3,854,850

    82,000       American Stores Co.                                  1,983,375

    17,500       Giant Foods, Inc. Cl. A                                753,594

    76,900      *Kroger Co.                                           3,297,088

    11,500       The Great Atlantic & Pacific Tea Co., Inc.             380,219

    44,900       Winn-Dixie Stores, Inc.                              2,298,318
                                                                  -------------
                                                                     12,567,444
-------------------------------------------------------------------------------
Retail Trade: 5.0%

    30,100       Circuit City Stores, Inc.                            1,410,938

    32,500      *Consolidated Stores Corp.                            1,178,125

    65,367      *Costco Cos., Inc.                                    4,124,249

   115,700       CVS Corp.                                            4,505,069

   131,600       Dayton-Hudson Corp.                                  6,382,600

    32,400       Dillards, Inc. Cl. A                                 1,342,575

    63,500      *Federated Department Stores, Inc.                    3,417,094

   220,999       Home Depot, Inc.                                    18,356,729

   146,400     +*K Mart Corp.                                         2,818,200

    68,400       Limited, Inc.                                        2,265,750

    11,700       Longs Drug Stores Corp.                                337,838

   105,800       Lowes Cos., inc.                                     4,291,513

    69,500       May Department Stores Co.                            4,552,250


                                    MSF-24

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------

METLIFE STOCK INDEX PORTFOLIO
June 30, 1998 (unaudited)


                                                                     Value
Shares                             Issue                           (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Retail Trade: (Continued)

    11,100    Mercantile Stores Co., Inc.                       $      876,206

    23,200    Nordstrom, Inc.                                        1,791,475

    75,600    Penney (J.C.) Co., Inc.                                5,466,825

    18,400   +Pep Boys-Manny, Moe & Jack                               348,450

    77,400    Rite Aid Corp.                                         2,907,338

   118,100    Sears, Roebuck & Co.                                   7,211,481

    18,600    SuperValu, Inc.                                          825,375

   118,850    The Gap, Inc.                                          7,324,131

    95,600    TJX Cos., Inc.                                         2,306,350

    84,000   *Toys 'R Us, Inc.                                       1,979,250

    40,100   *Venator Group, Inc.                                      766,913

   675,600    Wal-Mart Stores, Inc.                                 41,042,700

   149,900    Walgreen Co.                                           6,192,743
                                                                --------------
                                                                   134,022,167
--------------------------------------------------------------------------------
Software: 3.9%

    20,100    Adobe Systems, Inc.                                      854,250

    57,900  +*Ascend Communications, Inc.                            2,867,859

    14,300   +Autodesk, Inc.                                           550,997

   164,950    Computer Associates International, Inc.                9,165,034

   741,600   *Microsoft Corp.                                       80,394,075

   105,500   *Novell, Inc.                                           1,348,422

   292,950   *Oracle Systems Corp.                                   7,186,430

    81,400   *Parametric Technology Corp.                            2,205,431

     7,900  +*Shared Medical Systems                                   580,155
                                                                --------------
                                                                   105,152,653
--------------------------------------------------------------------------------
Textiles & Apparel: 0.3%

    21,100   *Fruit of the Loom, Inc. Cl. A                            700,256

    20,400    Liz Claiborne, Inc.                                    1,065,900

    86,600   +Nike, Inc. Cl. B                                       4,216,338

    16,500   +Reebok International Ltd.                                456,844

    11,100   +Russell Corp.                                            335,080

     5,600    Springs Industries, Inc.                                 258,300

    36,600    VF Corp.                                               1,884,900
                                                                --------------
                                                                     8,917,618
--------------------------------------------------------------------------------
Tires & Rubber: 0.2%

    23,600    Cooper Tire & Rubber Co.                                 486,750

    21,700    Goodrich (B.F.) Co.                                    1,076,863

    47,900    Goodyear Tire & Rubber Co.                             3,086,555
                                                                --------------
                                                                     4,650,168
--------------------------------------------------------------------------------
Tobacco: 1.1%

   731,400    Philip Morris Cos., Inc.                              28,798,874

    55,600    UST, Inc.                                              1,501,200
                                                                --------------
                                                                    30,300,074
--------------------------------------------------------------------------------
Toys & Amusements: 0.2%

    39,650    Hasbro, Inc.                                           1,558,740

    88,813    Mattel, Inc.                                           3,757,900
                                                                --------------
                                                                     5,316,640
--------------------------------------------------------------------------------
Transportation-Airlines: 0.4%

    55,500   *AMR Corp.                                              4,620,375

    23,300    Delta Air Lines, Inc.                                  3,011,525

    67,350    Southwest Airlines Co.                                 1,995,243

    30,400  +*USAirways Group, Inc.                                  2,409,200
                                                                --------------
                                                                    12,036,343
--------------------------------------------------------------------------------
Transportation-Railroad: 0.5%

    47,901    Burlington Northern Sante Fe Corp.                     4,703,279

    65,900    CSX Corp.                                              2,998,450

   113,400    Norfolk Southern Corp.                                 3,380,737

    74,800    Union Pacific Corp.                                    3,300,550
                                                                --------------
                                                                    14,383,016
--------------------------------------------------------------------------------
Transportation-Trucking: 0.0%

    22,000    Ryder Systems, Inc.                                      694,374
--------------------------------------------------------------------------------
Utilities-Electric: 2.3%

    41,700    Ameren Corp.                                           1,657,575

    57,000    American Electric Power Co., Inc.                      2,586,375

    44,500    Baltimore Gas & Electric Co.                           1,382,281

    45,300    Carolina Power & Light Co.                             1,964,888

    64,200    Central & South West Corp.                             1,725,375

    47,292    CINergy Corp.                                          1,655,220

    70,500    Consolidated Edison, Inc.                              3,247,406

    58,700    Dominion Resources, Inc.                               2,392,025

    43,800    DTE Energy Co.                                         1,768,425


                                    MSF-25

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
METLIFE STOCK INDEX PORTFOLIO
June 30, 1998 (unaudited)

                                                                       Value
 Shares                          Issue                               (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------

Utilities-Electric: (Continued)

    108,734     Duke Energy Corp.                                 $    6,442,490

    109,000     Edison International                                   3,222,313

     74,100     Entergy Corp.                                          2,130,375

     69,200     FirstEnergy Corp.                                      2,127,900

     54,900     FPL Group, Inc.                                        3,458,700

     38,000     GPU, Inc.                                              1,436,875

     88,945     Houston Industries, Inc.                               2,746,177

     42,800    *Niagara Mohawk Power Corp.                               639,325

     45,000     Northern States Power Co.                              1,288,125

     89,500     PacifiCorp                                             2,024,938

     67,100     PECO Energy Corp.                                      1,958,481

    115,000     PG&E Corp.                                             3,629,688

     50,500    +PP&L Resources, Inc.                                   1,145,719

     69,700     Public Service Enterprise Group, Inc.                  2,400,294

    209,900     Southern Co.                                           5,811,606

     73,645    +Texas Utilities Co.                                    3,065,473

     65,400     Unicom Corp.                                           2,293,088
                                                                  --------------
                                                                      64,201,137
--------------------------------------------------------------------------------
 Utilities-Gas Distribution & Pipelines: 0.5%

     53,440     Burlington Resources, Inc.                             2,301,260

     24,950     Columbia Energy Group                                  1,387,844

     29,200     Consolidated Natural Gas Co.                           1,719,150

      6,600     Eastern Enterprises                                      282,975

     99,100     Enron Corp.                                            5,357,594

     14,300     NICOR, Inc.                                              573,788

     10,700     Peoples Energy Corp.                                     413,287

     33,200     Sonat, Inc.                                            1,282,350
                                                                  --------------
                                                                      13,318,248
--------------------------------------------------------------------------------

Utilities-Miscellaneous: 0.0%

     37,745     Sempra Energy Solutions                                1,047,433
--------------------------------------------------------------------------------

Utilities-Telephone: 6.8%

    172,300    *AirTouch Communications, Inc.                         10,068,781

     55,900    +ALLTEL Corp.                                           2,599,350

    331,200     Ameritech Corp.                                       14,862,600

    488,635     AT&T Corp.                                            27,913,274

    467,724     Bell Atlantic Corp.                                   21,339,908

    297,700     BellSouth Corp.                                       19,983,113

     51,500     Frontier Corp.                                         1,622,250

    289,700     GTE Corp.                                             16,114,563

    218,000     MCI Communications Corp.                              12,664,438

     82,200    *Nextel Communications, Inc. Cl. A                      2,042,156

    553,494     SBC Communications, Inc.                              22,139,760

    129,900     Sprint Corp.                                           9,157,950

    155,964    +U.S. West, Inc.                                        7,330,307

    310,600   +*WorldCom, Inc.                                        15,015,568
                                                                  --------------
                                                                     182,854,018
--------------------------------------------------------------------------------

                TOTAL COMMON STOCK
                (Cost: $1,706,528,026)..........................  2,692,899,380
                                                                  --------------
--------------------------------------------------------------------------------
 Face                                    Interest     Maturity        Value
Amount              Issue                  Rate         Date         (Note 1A)
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 0.3%
--------------------------------------------------------------------------------

$8,085,000      Federal Home Loan
                Bank                       5.400%       7/01/98   $    8,085,000
                                                                  --------------

                TOTAL SHORT TERM OBLIGATIONS
                (Cost: $8,085,000)..............................       8,085,000
                                                                  --------------
--------------------------------------------------------------------------------
                TOTAL INVESTMENTS: 99.9%
                (Cost: $1,714,613,026)..........................   2,700,984,380

                OTHER ASSETS LESS LIABILITIES: 0.1%.............       2,841,283
                                                                  --------------

                TOTAL NET ASSETS: 100.0%........................  $2,703,825,663
                                                                  ==============
--------------------------------------------------------------------------------


LEGEND:
------
* Non-income producing security.
+ Securities on loan.

  ADR (American depository receipt) represents ownership of foreign securities.


SECURITIES LENDING: (Note 7)
---------------------------

As of June 30, 1998, the market value of securities loaned was $41,045,958 with collateral backing valued at $42,298,160.

                      See Notes to Financial Statements.

                                    MSF-26

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH INTERNATIONAL STOCK PORTFOLIO
June 30, 1998 (unaudited)

                                                                   Value
Shares                      Issue                                (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 93.3%
--------------------------------------------------------------------------------
Australia: 1.6%

  140,700    *AMP Ltd.                                         $  1,650,717

   90,100     Broken Hill Proprietary Co.                           763,438

  189,600     Mayne Nickless Ltd.                                 1,006,285

   60,900    +National Australia Bank                               805,218

   63,800     Rio Tinto Ltd.                                        760,394
                                                               ------------
              Total Investments in Australia                      4,986,052
--------------------------------------------------------------------------------
Austria: 0.4%

   21,200    +Bank of Austria AG                                     20,051

    7,860     EVN Energie-Versorgung AG                           1,177,281
                                                               ------------
              Total Investments in Austria                        1,197,332
--------------------------------------------------------------------------------
Belgium: 1.6%

   14,750    +Delhaize-Le Lion SA                                 1,031,191

    8,045    +GPE Bruxelles                                       1,624,575

   10,000     KBC Bankverzekeringgs                                 895,402

   15,000     Kredietbank                                         1,343,103
                                                               ------------
              Total Investments in Belgium                        4,894,271
--------------------------------------------------------------------------------
Bermuda: 0.2%

  183,000    *Vtech Holdings Ltd.                                   681,408
                                                               ------------
              Total Investments in Bermuda                          681,408
--------------------------------------------------------------------------------
Canada: 0.4%

  595,000     AMR Technologies, Inc.                              1,233,223

  282,330   *.Isleinvest Ltd.                                            --
                                                               ------------
              Total Investments in Canada                         1,233,223
--------------------------------------------------------------------------------
Denmark: 1.0%

   16,340    *Danisco AS                                          1,098,927

   19,500     ISS International Service Systems SA Cl. B          1,135,454

   20,500    *Sophus Berendsen Cl. B                                850,499
                                                               ------------
              Total Investments in Denmark                        3,084,880
--------------------------------------------------------------------------------
Finland: 1.0%

   20,300    *Huhtamaki Oy                                        1,162,952

   15,900    *Nokia AB Oy Cl. A                                   1,170,515

   16,600    *Sampo Cl. A                                           787,440
                                                               ------------
              Total Investments in Finland                        3,120,907
--------------------------------------------------------------------------------
France: 10.9%

    7,760     Accor                                               2,171,778

   12,150     Alcatel Alsthom                                     2,473,932

   25,800     Assurance Generale de France                        1,459,910

   19,864     Cap Gemini                                          3,121,359

   11,000     Casino Guich Perrachon                                878,443

    4,400     Danone                                              1,213,226

   13,694     Eaux Cie Generale                                   2,924,220

   14,130     Elf Aquitaine SA                                    1,986,619

   15,500     France Telecom SA                                   1,069,107

   19,012     Lafarge SA                                          1,965,447

   29,200     Rhone-Poulenc SA Cl. A                              1,646,989

   10,280     Saint-Gobain                                        1,906,128

   16,400     Sanofi SA                                           1,928,710

   26,880     Schneider SA                                        2,143,482

    4,800     Societe Generale de France SA                         997,999

    8,350     Strafor Facom                                         816,258

   18,510     Total SA Cl. B                                      2,406,481

   18,800     Valeo SA                                            1,921,763
                                                               ------------
              Total Investments in France                        33,031,851
--------------------------------------------------------------------------------
Germany: 8.3%

      443     *Allianz Holdings AG                                  146,524

   12,740     Allianz Holdings AG                                 4,249,139

    1,190    +Bayerische Motoren Werke AG                         1,204,220

      356    *Bayerische Motoren Werke AG                           355,319

   37,400    *BHF Bank AG                                         1,424,703

   24,500     Deutsche Bank AG                                    2,073,082

   20,250     Deutsche Pfandbrief                                 1,621,392

   48,400     Deutsche Telekom AG                                 1,325,770

   25,030    *Hoechst AG                                          1,259,515

   59,681     Lufthansa AG                                        1,504,062

    3,550     MAN AG                                              1,385,788

   15,000     Mannesmann AG                                       1,542,876

   20,700   +*Metro AG                                            1,251,102

   31,550     RWE AG                                              1,868,386

   23,400     Tarkett-Sommer AG                                     778,508

    6,016     Thyssen AG                                          1,531,145

   22,500     VEBA AG                                             1,513,973
                                                               ------------
              Total Investments in Germany                       25,035,504
--------------------------------------------------------------------------------

                                    MSF-27

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH INTERNATIONAL STOCK PORTFOLIO
June 30, 1998 (unaudited)

                                                                    Value
Shares                      Issue                                 (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Hong Kong: 1.6%

  176,000    +Cheung Kong Infrastructure Holdings Ltd.          $    865,462

  384,000   +*China Telecom (Hong Kong) Ltd.                         666,598

  124,000    +Hang Seng Bank Ltd.                                    700,981

  212,500     Johnson Electric Holdings Ltd.                         787,139

1,218,000   +*Ng Fung Hong Ltd.                                      841,030

1,570,000     Swire Pacific Ltd. Cl. B                               942,243
                                                                ------------
              Total Investments in Hong Kong                       4,803,453
--------------------------------------------------------------------------------
Italy: 7.0%

  162,000     Arnoldo Mondadori Editore                            1,914,732

   62,644     Assicuraziono Generali SPA                           2,037,891

1,507,000   +*Banca di Roma SPA                                    3,138,258

  589,000     Credito Italiano SPA                                 3,084,646

  316,500    +ENI SPA ADR                                          2,075,264

  800,000    *Finmeccanica SPA                                       629,464

  620,000    *Finmeccanica SPA                                       487,835

   71,500     Italcementi                                            643,067

1,416,000     Montedison SPA                                       1,757,298

  183,858    +Rinascente SPA                                       1,831,595

1,120,000    *SNIA BPD Group                                       1,374,194

  294,000    +Telecom Italia SPA                                   2,165,184
                                                                ------------
              Total Investments in Italy                          21,139,428
--------------------------------------------------------------------------------
Japan: 12.2%

  182,000     Amada Co., Ltd.                                        888,479

   61,000    +Bank Of Tokyo                                          648,073

  108,000    +Dai-Ichi Kangyo Bank Ltd.                              636,581

  109,000    +Industrial Bank of Japan Ltd.                          685,832

  211,000     Izumiya Co., Ltd.                                    1,359,666

  161,000     Kirin Brewery Co., Ltd.                              1,525,349

   55,600     Kyocera Corp.                                        2,726,318

  109,000    +Matsushita Electric Industrial Co., Ltd.             1,757,937

   85,000    +Mitsubishi Estate Co., Ltd.                            749,982

  313,000    +Mitsubishi Paper Mills Ltd.                            611,195

  129,000    *Nikon Corp.                                            931,091

   31,500     Nintendo Co., Ltd.                                   2,927,425

      517     Nippon Telephone & Telegraph                         4,299,920

  310,000     Nissan Fire & Marine Insurance                       1,069,429

  179,000    +Nomura Securities Co., Ltd.                          2,090,728

   36,000    *Noritsu Koki Co., Ltd.                                 807,116

   63,000    *Pioneer Electronic Corp.                             1,207,420

  115,000   +*Ricoh Co., Ltd.                                      1,215,123

  140,000    *Sanrio Co., Ltd.                                     1,675,707

   14,000     Secom Co.                                              811,022

   61,000     Shimano, Inc.                                        1,552,904

  268,000    *Shionogi & Co., Ltd.                                 1,550,589

   73,000    +Sumitomo Bank Ltd.                                     712,736

  563,000    *Tokyo Gas Co., Ltd.                                  1,258,169

   75,000    *Tokyo Nissan Auto Sales Co., Ltd.                      159,471

  175,400     Tokyo Steel Manufacturing                              905,732

   75,000    *Tokyo Style Co.                                        737,687

   72,000     Tomy Co., Ltd.                                         718,594

  303,000     Toyo Ink Manufacturing Co.                             679,323
                                                                ------------
              Total Investments in Japan                          36,899,598
--------------------------------------------------------------------------------
Netherlands: 5.4%

    7,740     Akzo Nobel NV                                        1,721,819

   31,700    *Benckiser NV Cl. B                                   1,950,889

   32,100     Heineken NV                                          1,261,734

   39,400     ING Groep NV                                         2,581,764

   42,600     Koninklijke KNP BT NV                                1,100,234

   28,800     Koninklijke PTT Nederland NV                         1,109,354

   14,300     Philips Electronics NV                               1,202,952

   62,500     Royal Dutch Petroleum Co.                            3,468,208

   28,800    *TNT Post Groep NV                                      736,736

   18,058    *Vedior                                                 510,803

   18,300     Vendex International NV                                688,698
                                                                ------------
              Total Investments in Netherlands                    16,333,191
--------------------------------------------------------------------------------
New Zealand: 0.3%

1,595,000    *Brierley Investment Ltd.                               796,760
                                                                ------------
              Total Investments in New Zealand                       796,760
--------------------------------------------------------------------------------

                                    MSF-28

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH INTERNATIONAL STOCK PORTFOLIO
June 30, 1998 (unaudited)

                                                                   Value
Shares                      Issue                                (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Norway: 0.4%

   44,000    *Fred Olsen Energy ASA                           $    585,557

   39,000    +Schibsted ASA                                        656,403
                                                              ------------
              Total Investments in Norway                        1,241,960
--------------------------------------------------------------------------------
Portugal: 1.3%

   46,684     Banco Comercial Portugues SA                       1,326,422

   58,000    *Companhia de Seguros Imperio                         681,798

   40,000     Electricidade de Portugal                            930,444

   16,350     Portugal Telecom SA                                  867,099
                                                              ------------
              Total Investments in Portugal                      3,805,763
--------------------------------------------------------------------------------
Singapore: 0.6%

  326,000    +City Development Ltd.                                913,187

  185,100     Development Bank of Singapore Ltd.                 1,027,113
                                                              ------------
              Total Investments in Singapore                     1,940,300
--------------------------------------------------------------------------------
South Korea: 0.1%

  112,070   *.LG Electronics, Inc. GDR 144A                        170,346
                                                              ------------
              Total Investments in South Korea                     170,346
--------------------------------------------------------------------------------
Spain: 4.5%

   36,300    *ACS Actividades SA                                 1,090,065

   28,000    *Azucarera Ebro                                       832,605

   29,100     Banco Bilbao Vizcaya SA                            1,493,427

   44,500     Banco Central Hispano Americano                    1,398,696

  124,000    *Corporacion Financiera Reunida SA                  1,871,927

   57,300     Endesa SA                                          1,253,613

   47,000     Superdiplo SA                                      1,017,542

   61,400     Telefonica de Espagna                              2,838,774

   24,900     Vallehermoso SA                                      915,787

   21,550    *Viscofan Envoltura SA                              1,003,371
                                                              ------------
              Total Investments in Spain                        13,715,807
--------------------------------------------------------------------------------
Sweden: 3.7%

   23,500    *AssiDoman AB                                         683,551

   46,850     Autoliv AB SDR                                     1,497,837

  101,100     Electrolux AB Cl. B                                1,736,547

  132,095     Skandia Foersaekrings AB                           1,888,018

   18,750     Skanska AB Cl. B                                     841,587

   53,600    *Stora Kopparbergs Bergslags AB Cl. A                 843,380

   34,900     Svenska Handelsbanken AB Cl. A                     1,618,982

  211,000    *Swedish Match AB                                     701,041

   50,700     Volvo AB Cl. B                                     1,509,685
                                                              ------------
              Total Investments in Sweden                       11,320,628
--------------------------------------------------------------------------------
Switzerland: 7.3%

    2,050     Adecco SA                                            925,972

    4,450    *Barry Callebaut AG                                   960,939

    6,994     Credit Suisse Group                                1,558,790

    7,800    *Gretagmacbeth Holding AG                             749,455

      884     Holderbank Financiere Glarus AG                    1,126,672

    1,720    *Nestle SA                                          3,686,931

    2,670     Novartis AG                                        4,450,294

      341    *Roche Holdings AG                                  3,354,154

      600    *Swiss Reinsurance AG                               1,519,910

    7,083    *UBS AG                                             2,638,030

    2,077     Zurich Versicherung AG                             1,327,700
                                                              ------------
              Total Investments in Switzerland                  22,298,847
--------------------------------------------------------------------------------
Ukraine: 0.0%


1,100,000 []*.Ashurst Technology Ltd.                               82,226
                                                              ------------
              Total Investments in Ukraine                          82,226
--------------------------------------------------------------------------------
United Kingdom: 23.5%

   55,500     Abbey National PLC                                   986,918

   73,600     Barclays PLC                                       2,123,538

  166,850     BAT Industries PLC                                 1,671,537

  387,300     BG PLC                                             2,240,728

  183,600     Blue Circle Industries PLC                         1,037,695

  268,400     British Aerospace PLC                              2,056,997

  285,200     British Petroleum Co. PLC                          4,161,974

  353,800     British Telecommunications PLC                     4,371,475

   70,550    *Cable & Wireless Communication PLC                   715,030

  126,100     Cable & Wireless PLC                               1,532,798

   82,200    *Cadbury Schweppes PLC                              1,272,988

  122,800    *Compass Group PLC                                  1,412,720

  240,600     Diageo PLC                                         2,852,282

  235,100    *General Electric Co. PLC                           2,027,502

  159,650     Glaxo Wellcome PLC                                 4,795,551

                                    MSF-29

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
STATE STREET RESEARCH INTERNATIONAL STOCK PORTFOLIO
June 30, 1998 (unaudited)

                                                                  Value
Shares                      Issue                                (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
United Kingdom: (Continued)

  111,400    *Halifax PLC                                       $  1,447,116

  111,400     HSBC Holdings PLC                                    2,829,130

  615,000    *Kemgas International Ltd.                              585,097

   67,000    *Kingfisher PLC                                       1,079,545

  113,700     Legal & General Group PLC                            1,214,058

  261,300    *Lloyds TSB Group PLC                                 3,658,313

   52,000    *Logica PLC                                           1,673,974

  118,800     Marks & Spencer PLC                                  1,082,056

  139,000     National Power PLC                                   1,308,978

   81,600     Pearson PLC                                          1,495,998

   50,599     Provident Financial PLC                                794,160

   89,700     Prudential Corp. PLC                                 1,182,451

   45,700    *Railtrack Group PLC                                  1,120,925

  151,800    *Rentokil Initial PLC                                 1,092,415

   85,600    *Reuters Group PLC                                      979,045

  113,200    *Royal Sun Alliance PLC                               1,170,917

   70,200     Royal Bank Scotland Group                            1,219,015

   95,900    *Scottish & Newcastle Breweries                       1,357,853

  199,970     Smith (W.H.) Group PLC                               1,776,294

  255,300     SmithKline Beecham PLC                               3,118,197

  156,800    *Somerfield Stores Ltd. PLC                           1,002,728

  178,800     Unilever PLC                                         1,904,700

  222,900     Vodafone Group PLC                                   2,830,399

   49,800     Zeneca Group PLC                                     2,138,645
                                                                ------------
              Total Investments in United Kingdom                 71,321,742
--------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost: $235,427,781)...........................    283,135,477
                                                                ------------
--------------------------------------------------------------------------------
PREFERRED STOCK: 3.5%
--------------------------------------------------------------------------------
Austria: 0.6%

   21,200    *Bank of Austria AG                                   1,722,735
                                                                ------------
              Total Investments in Austria                         1,722,735
--------------------------------------------------------------------------------
Germany: 2.6%

    3,150   +*Gea AG                                               1,231,390

   13,700    *Henkel KGAA  AG                                      1,355,984

   20,700    *Metro AG                                                 1,435

   23,500    *ProSieben Media AG                                   1,218,359

    4,100   +*SAP AG                                               2,784,940

    1,045    *Wella AG                                             1,170,479
                                                                ------------
              Total Investments in Germany                         7,762,587
--------------------------------------------------------------------------------
South Korea: 0.2%

  140,900    *LG Electronics, Inc.                                   306,840

   30,400    *Samsung Electronics Co., Ltd.                          365,331
                                                                ------------
              Total Investments in South Korea                       672,171
--------------------------------------------------------------------------------
United Kingdom: 0.1%

  295,000    *Upton & Southern Holdings PLC Cum. Cvt. Pfd.           433,454
                                                                ------------
              Total Investments in United Kingdom                    433,454
--------------------------------------------------------------------------------
              TOTAL PREFERRED STOCK
              (Cost: $7,417,788).............................     10,590,947
                                                                ------------
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS: 96.8%
              (Cost: $242,845,569)...........................    293,726,424

              OTHER ASSETS LESS LIABILITIES: 3.2%............      9,819,028
                                                                ------------
              TOTAL NET ASSETS: 100.0%.......................   $303,545,452
                                                                ============
--------------------------------------------------------------------------------

LEGEND:
-------
*  Non-income producing security.
+  Securities on loan.
 .  Restricted security
[] Illiquid security.
   ADR (American depository receipt) represents ownership of foreign securities.

SECURITIES LENDING: (Note 7)
----------------------------
As of June 30, 1998, the market value of securities loaned was $13,312,976 with collateral backing valued at $13,805,885.

RESTRICTED SECURITIES: (Note 2)
-------------------------------
                                 Acquisition      Acquisition    Valuation as of
          Issue                     Date             Cost        June 30, 1998
          -----                     ----             ----        ---------------
Ashurst Technology Ltd......  12/14/94-5/25/95          942,588          82,226
Isleinvest Ltd..............  12/16/94-7/03/95        1,399,554             ---
LG Electronics, Inc. GDR
144A........................   6/2/98-6/30/98           346,248         170,346

The aggregate value of restricted securities at June 30, 1998 was $252,572 or 0.08% of the State Street Research International Stock Portfolio's net assets.

                           See Notes to Financial Statements.

                                    MSF-30

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Industry Diversification
--------------------------------------------------------------------------------

STATE STREET RESEARCH INTERNATIONAL STOCK PORTFOLIO
As a Percentage of Total Value of Investments

Aerospace .............................................       0.9%
Automotive ............................................       2.2
Banking ...............................................      15.5
Broadcasting ..........................................       1.1
Building & Construction ...............................       0.4
Business Services .....................................       3.7
Chemicals .............................................       2.0
Construction Materials ................................       3.1
Consumer Products .....................................       0.7
Cosmetics .............................................       0.4
Drugs & Health Care ...................................       6.7
Electrical Equipment ..................................       1.3
Electronics ...........................................       3.2
Energy ................................................       0.2
Entertainment & Leisure ...............................       1.9
Financial Services ....................................       2.2
Food & Beverages ......................................       6.2
Forest Products & Paper ...............................       1.1
Homebuilders ..........................................       0.3
Household Appliances & Home Furnishings................       1.4
Insurance .............................................       6.4
Liquor ................................................       1.0
Machinery .............................................       1.4
Medical Supply ........................................       0.4
Metals-Aluminum .......................................       0.3
Metals-Non-Ferrous ....................................       0.3
Metals-Steel & Iron ...................................       1.1
Miscellaneous .........................................       0.4
Multi-Industry ........................................       2.2
Newspapers ............................................       0.2
Office & Business Equipment ...........................       0.7
Oil & Gas Exploration .................................       0.7
Oil-International .....................................       4.1
Personal Care .........................................       0.5
Photography ...........................................       0.5
Printing & Publishing .................................       0.5
Real Estate ...........................................       1.5
Retail Grocery ........................................       0.3
Retail Trade ..........................................       4.7
Software ..............................................       0.9
Telecommunications Equipment & Services................       3.6
Textiles & Apparel ....................................       0.3
Tobacco ...............................................       0.2
Toys & Amusements .....................................       1.0
Transportation-Airlines ...............................       0.5
Transportation-Railroad ...............................       0.7
Utilities-Electric ....................................       2.1
Utilities-Gas Distribution & Pipelines.................       1.1
Utilities-Miscellaneous ...............................       2.6
Utilities-Telephone ...................................       5.3
                                                            100.0%

See Notes to Financial Statements.

                                    MSF-31

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
June 30, 1998 (unaudited)


                                                                       Value
 Shares                      Issue                                    (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 4.4%
--------------------------------------------------------------------------------
Banking: 0.0%

    26,000    *Siam Commercial Bank PLC                              $     8,318
--------------------------------------------------------------------------------
Forest Products & Paper: 1.6%

 1,867,500    *Indah Kiat Paper & Pulp Corp.                             360,115

    92,550    *Sappi Ltd. ADR                                            345,211
                                                                     -----------
                                                                         705,326
--------------------------------------------------------------------------------
Oil & Gas Exploration: 0.6%

    59,675     Chesapeake Energy Corp.                                   238,700
--------------------------------------------------------------------------------
Real Estate: 1.3%

    16,500     Associated Estates Realty Corp.                           308,344

    21,950     Berkshire Realty Co., Inc.                                256,541
                                                                     -----------
                                                                         564,885
--------------------------------------------------------------------------------
Restaurant: 0.1%

     2,024    *Advantica Restaurant Group, Inc.                           19,987
--------------------------------------------------------------------------------
Utilities-Electric: 0.3%

     4,000     Eastern Utilities Associates                              105,000

     2,000     Tenaga Nasional Berhad ADR                                  9,750
                                                                     -----------
                                                                         114,750
--------------------------------------------------------------------------------
Utilities-Telephone: 0.5%

     4,500     Philippine Long Distance                                  207,000
                                                                     -----------
              TOTAL COMMON STOCK
              (Cost: $2,141,739)............................           1,858,966
                                                                     -----------
--------------------------------------------------------------------------------
PREFERRED STOCK: 3.2%
--------------------------------------------------------------------------------
Construction Materials: 0.2%

     1,250     Owens Corning Cvt. Pfd.                                    66,719
--------------------------------------------------------------------------------
Metals-Steel & Iron: 0.7%

     6,500    .Bethleham Steel Corp. Cvt. Pfd. Ser. B 144A               296,563
--------------------------------------------------------------------------------
Oil & Gas Exploration: 0.6%

     6,000    .Chesapeake Energy Corp. Cvt. Pfd. 144A                    256,500
--------------------------------------------------------------------------------
Transportation-Shipping: 0.9%

     8,500     Hvide Capital Trust Cvt. 6.50% Pfd.                       363,375
--------------------------------------------------------------------------------
Transportation-Trucking: 0.1%

     1,600     Arkansas Best Corp. Cvt. Pfd. Ser. A                       61,700
--------------------------------------------------------------------------------
Utilities-Electric: 0.7%

       655     Central Maine Power Co. 3.50% Pfd.                         36,189

       100     Consumers Energy Co.                                        7,100

       150     Consumers Energy Co. 4.16% Pfd.                            10,275

       200     Entergy Gulf States, Inc. 4.40% Pfd.                       12,725

       200     Niagara Mohawk Power Corp.                                 13,000

       900     Niagara Mohawk Power Corp. 3.60% Pfd.                      52,650

     2,580     Niagara Mohawk Power Corp. 4.40% Pfd.                     142,223

        50     Niagara Mohawk Power Corp. 4.85% Pfd.                       3,925

       150     Ohio Edison Co. 4.40% Pfd.                                 10,725

        50     Ohio Edison Co. 4.44% Pfd.                                  3,525

       200     Toledo Edison Co. 4.25% Pfd.                               12,825
                                                                     -----------
                                                                         305,162
--------------------------------------------------------------------------------
              TOTAL PREFERRED STOCK
              (Cost: $1,323,433)...........................            1,350,019
                                                                     -----------
--------------------------------------------------------------------------------
  Face                                       Interest     Maturity      Value
 Amount             Issue                      Rate        Date      (Note 1A)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS: 33.7%
--------------------------------------------------------------------------------
Building & Construction: 0.2%

$  100,000     Schuler Homes, Inc.             6.500%      1/15/03  $     90,000
--------------------------------------------------------------------------------
Business Services: 1.0%

   550,000    .Physicians Resource Group,
               Inc. 144A                       6.000%     12/01/01       433,813
--------------------------------------------------------------------------------
Computer Equipment & Service: 5.7%

   300,000     Apple Computer, Inc. Sub.      6.000%      6/01/01        339,561

   155,000     Cray Research, Inc. Sub.       6.125%      2/01/11        114,700

   200,000     Cypress Semiconductor
               Corp.                          6.000%     10/01/02        175,000

   150,000    .Cypress Semiconductor
               Corp. 144A                     6.000%     10/01/02        131,625

   250,000     Data General Corporation       6.000%      5/15/04        226,250

   200,000     Integrated Device
               Technology                     5.500%      6/01/02        161,000

   600,000     Read-Rite Corp.                6.500%      9/01/04        378,000

   400,000     S3, Inc. Sub.                  5.750%     10/01/03        288,500

   400,000     Silicon Graphics, Inc.         5.250%      9/01/04        341,248

 1,000,000   #.Western Digital Corp. 144A   0.010%      2/18/18          260,000
                                                                     -----------
                                                                       2,415,884
--------------------------------------------------------------------------------
Drugs & Health Care: 1.1%

   325,000     Dura Pharmaceuticals, Inc.     3.500%      7/15/02        270,562

   200,000     Heartport, Inc.                7.250%      5/01/04        140,000

   100,000     Thermedics, Inc.               0.000%      6/01/03         75,000
                                                                     -----------
                                                                         485,562
--------------------------------------------------------------------------------


                                    MSF-32

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
June 30, 1998 (unaudited)

  Face                                       Interest     Maturity      Value
 Amount             Issue                      Rate        Date      (Note 1A)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS: (CONTINUED)
--------------------------------------------------------------------------------
Electronics: 3.6%

$  800,000    .Cirrus Logic, Inc. Sub. 144A   6.000%     12/15/03  $   633,000

   475,000     Kent Electronics Corp.         4.500%      9/01/04      388,312

   300,000     Lam Research Corp.             5.000%      9/01/02      246,000

    40,000     Richardson Electronics,

               Ltd. Sub. Deb.                 7.250%     12/15/06       38,400

   879,000    +Zenith Electric Sub. Deb.      6.250%      4/01/11      223,046
                                                                   -----------
                                                                     1,528,758
--------------------------------------------------------------------------------
Entertainment & Leisure: 2.2%

 1,500,000    .AMF Bowling, Inc. 144A         0.000%      5/12/18      395,625

   430,000     Bell Sports Corp. Sub. Deb.    4.250%     11/15/00      370,875

    50,000    .CML Group, Inc. 144A           5.500%      1/15/03       31,000

   200,000     CML Group, Inc.                5.500%      1/15/03      124,000
                                                                   -----------
                                                                       921,500
--------------------------------------------------------------------------------
Foreign Obligations: 9.4%

    95,000     Advanced Agro Public Co.       3.500%      6/17/01       85,500

   450,000    .App Finance VII Mauritius,
               Ltd. 144A                      3.500%      4/30/03      356,625

   775,000     Bangkok Bank Public            3.250%      3/03/04      251,875

   325,000     Banpu Public Co.               2.750%      4/10/03      222,625

   300,000     Burns, Philp Treasury Sub.     5.500%      4/30/04      171,000

   930,000     Empresas ICA Sociedad
               Sub. Deb.                      5.000%      3/15/04      663,787

   100,000     Loxley PLC                     2.500%      4/04/01       30,000

   425,000     Piltel  International
               Holdings Corp.                 1.750%      7/17/06      329,375

 1,700,000     Rogers Communications,
               Inc. Deb.                      2.000%     11/26/05    1,054,000

   100,000    #Samsung Co.                       ---      6/26/06       92,000

   100,000    #Samsung Display Devices           ---      3/12/06       94,500

   250,000     Sappi BVI Finance              7.500%      8/01/02      233,125

   300,000     Siam Commercial Bank           3.250%      1/24/04      102,000

   150,000     Telekom Malaysia               4.000%     10/03/04      109,500

   300,000     Total Access
               Communication Public Co.,
               Ltd.                           2.000%      5/31/06      228,000
                                                                   -----------
                                                                     4,023,912
--------------------------------------------------------------------------------
Healthcare Services: 0.2%

   100,000     Columbia Healthcare,
               Inc.                           6.750%     10/01/06       91,625
--------------------------------------------------------------------------------
Industrials: 2.2%

$  600,000    .Exide Corp. 144A               2.900%     12/15/05      370,500

    50,000     Glycomed, Inc.                 7.500%      1/01/03       47,000

   150,000     Intevac, Inc.                  6.500%      3/01/04      128,625

   250,000     Mascotech, Inc. Deb.           4.500%     12/15/03      235,000

   365,000     UroMed Corp. Sub.              6.000%     10/15/03      164,250
                                                                   -----------
                                                                       945,375
--------------------------------------------------------------------------------
Medical Supply: 0.6%

   400,000     NABI Sub.                      6.500%      2/01/03      263,500
--------------------------------------------------------------------------------
Metals-Steel & Iron: 0.0%

   200,000     Molten Metal Technology,
               Inc. Sub.                      5.500%      5/01/06        8,000
--------------------------------------------------------------------------------
Mining: 0.9%

   325,000     Battle Mountain Gold Co.
               Sub. Deb.                      6.000%      1/04/05      263,250

   200,000     Coeur D'Alene Mines Corp.      6.000%      6/10/02      136,000
                                                                   -----------
                                                                       399,250
--------------------------------------------------------------------------------
Oil-International: 0.4%

   390,000     Ssangyong Oil Refining Co.
               Ltd.                           3.000%     12/31/04      183,300
--------------------------------------------------------------------------------
Oil-Services: 0.6%

   350,000     Key Energy Group, Inc.         5.000%      9/15/04      266,875
--------------------------------------------------------------------------------
Pollution Control: 1.0%

   327,000     Air & Water Technologies
               Corp. Sub. Deb.                8.000%      5/15/15      271,410

   150,000    .Thermo Terratech, Inc.
               144A                           4.625%      5/01/03      134,438
                                                                   -----------
                                                                       405,848
--------------------------------------------------------------------------------
Real Estate: 0.2%

   100,000     Sizeler Property Inv., Inc.
               Sub. Deb.                      8.000%      7/15/03       99,500
--------------------------------------------------------------------------------
Restaurant: 2.3%

   500,000     Boston Chicken, Inc.           0.000%      6/01/15       25,000

    50,000     Boston Chicken, Inc. Sub.
               Deb.                           7.750%      5/01/04        8,750

   938,000    +Boston Chicken, Inc. Sub.
               Deb.                           4.500%      2/01/04      145,390

   325,000     Einstein/Noah Bagel Corp.
               Sub. Deb.                      7.250%      6/01/04      211,250

   475,000     Shoney's, Inc. Sub. Deb.       0.000%      4/11/04      213,750

   440,000     TPI Enterprises, Inc. Sub.
               Deb.                           8.250%      7/15/02      365,200
                                                                   -----------
                                                                       969,340
--------------------------------------------------------------------------------


                                    MSF-33

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
June 30, 1998 (unaudited)

  Face                                       Interest     Maturity      Value
 Amount             Issue                      Rate        Date      (Note 1A)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS: (CONTINUED)
--------------------------------------------------------------------------------
Retail Trade: 0.2%

$  100,000     Jacobson Stores, Inc. Sub.
               Deb.                           6.750%     12/15/11  $    86,125
--------------------------------------------------------------------------------
Telecommunications Equipment & Services: 0.8%

   500,000     Broadband Technologies,
               Inc. Sub.                      5.000%      5/15/01      330,000
--------------------------------------------------------------------------------
Textiles & Apparel: 0.8%

   200,000     Converse, Inc. Sub.            7.000%      6/01/04      129,250

   250,000     Fieldcrest Cannon, Inc.
               Sub. Deb.                      6.000%      3/15/12      218,750
                                                                   -----------
                                                                       348,000
--------------------------------------------------------------------------------
Transportation-Trucking: 0.3%

   160,000     Worldway Corp. Sub. Deb.       6.250%      4/15/11      132,800
                                                                   -----------
               TOTAL CONVERTIBLE BONDS
               (Cost: $15,809,171).............................     14,428,967
                                                                   -----------
--------------------------------------------------------------------------------
CORPORATE BONDS: 25.1%
--------------------------------------------------------------------------------
Broadcasting: 3.7%

   100,000     CBS Inc.                       7.125%     11/01/23       95,501

   700,000     Century Communications
               Corp. Sr.                      8.375%     11/15/17      670,250

 1,250,000    #Fox Family Worldwide, Inc.        ---     11/01/07      812,500
                                                                   -----------
                                                                     1,578,251
--------------------------------------------------------------------------------
Computer Equipment & Service: 1.8%

   390,000     Apple Computer, Inc.           6.500%      2/15/04      358,800

   400,000     CSC Holdings, Inc. Sr. Deb.    8.125%      8/15/09      429,000
                                                                   -----------
                                                                       787,800
--------------------------------------------------------------------------------
Electronics: 0.7%

   275,000     Westinghouse Electric
               Corp.                          7.875%      9/01/23      282,637
--------------------------------------------------------------------------------
Food & Beverages: 1.5%

   100,000     Borden, Inc.                   7.875%      2/15/23       98,378

   200,000     RJR Nabisco, Inc.              8.750%      8/15/05      208,574

   300,000     RJR Nabisco, Inc.              8.500%      7/01/07      311,493
                                                                   -----------
                                                                       618,445
--------------------------------------------------------------------------------
Miscellaneous: 0.1%

   100,000   #.Triton Systems, Inc. Sr.
               144A                              ---      5/01/08       58,500
--------------------------------------------------------------------------------
Oil & Gas Exploration: 1.5%

   475,000    +Chesapeake Energy Corp.
               Sr.                            7.875%      3/15/04      445,312

   200,000    +Chesapeake Energy Corp.        8.500%      3/15/12      187,000
                                                                   -----------
                                                                       632,312
--------------------------------------------------------------------------------
Retail Grocery: 0.9%

   250,000    +Penn Traffic Co. New           9.625%      4/15/05       92,500

   400,000     Penn Traffic Company Sr.       8.625%     12/15/03      300,000
                                                                   -----------
                                                                       392,500
--------------------------------------------------------------------------------
Retail Trade: 1.5%

   100,000     Dillon Reed Ser. 1993-K1
               A2                             7.430%      8/15/18       93,125

   100,000  (o)DR Structured Finance
               Corp. Ser. 1994-K1 A2          8.375%      8/15/15       99,875

   200,000     K Mart Corp.                   7.950%      2/01/23      201,500

   250,000     K Mart Corp.                   7.750%     10/01/12      251,875
                                                                   -----------
                                                                       646,375
--------------------------------------------------------------------------------
Telecommunications Equipment & Services: 4.6%

 1,105,000    #Arch Communications
               Group, Inc. Sr.                   ---      3/15/08      629,850

   200,000    #Intercel, Inc. Sr.                ---      5/01/06      157,000

   415,000    #RCN Corp. Sr.                     ---      7/01/08      246,925

   500,000    #RCN Corp. Sr.                     ---     10/15/07      321,250

   620,000     RCN Corp. Sr.                  9.800%      2/15/08      372,000

   250,000     Seagate Technology, Inc.
               Sr.                            7.370%      3/01/07      247,233
                                                                   -----------
                                                                     1,974,258
--------------------------------------------------------------------------------
Transportation-Shipping: 1.1%

   500,000    .TBS Shipping
               International, Ltd. 144A      10.000%      5/01/05      455,000
--------------------------------------------------------------------------------
Utilities-Electric: 2.5%

   300,000     AES Corp. Sr.                  8.375%      8/15/07      303,000

   500,000     AES Corp. Sr. Deb.             8.875%     11/01/27      493,750

   300,000     National Power PLC             9.625%      5/15/28      276,000
                                                                   -----------
                                                                     1,072,750
--------------------------------------------------------------------------------
Utilities-Telephone: 5.2%

   250,000    .Intermedia
               Communications, Inc. 144A      8.600%      6/01/08      251,875

   775,000    #Nextel Communications,
               Inc. Sr.                          ---     10/31/07      505,687

   250,000   #.Nextel Communications,
               Inc. Sr. 144A                     ---      2/15/08      159,375

   250,000   #.Nextel International, Inc.
               Sr. 144A                          ---      4/15/08      143,750

   250,000   #.Nextlink Communications,
               Inc. Sr. 144A                     ---      4/15/08      153,750

   200,000   #.NTL, Inc. Sr. 144A                ---      4/01/08      130,000


                                    MSF-34

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
June 30, 1998 (unaudited)


  Face                                       Interest     Maturity      Value
 Amount             Issue                      Rate        Date      (Note 1A)
--------------------------------------------------------------------------------
CORPORATE BONDS: (CONTINUED)
--------------------------------------------------------------------------------
Utilities-Telephone: (Continued)

$  500,000    #Telewest PLC Sr. Deb.             --      10/01/07  $   412,500

   850,000   #.Teligent, Inc.  144A              --       3/01/08      469,625
                                                                   -----------
                                                                     2,226,562
                                                                   -----------
              TOTAL CORPORATE BONDS
              (Cost: $11,066,445)................................   10,725,390
                                                                   -----------
--------------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 24.6%
--------------------------------------------------------------------------------

   200,000    .Bangkok Bank Public, Ltd.
               Sub. 144A                      8.250%      3/15/16      149,722

   200,000    .Bangkok Bank Public, Ltd.      8.375%      1/15/27      146,278
               Sub 144A

 1,250,000     Clearnet Communications,
               Inc. Sr.                       0.000%      5/15/08      496,925

   800,000    #Clearnet Communications,
               Inc. Sr.                         ---       8/13/07      358,805

   550,000    .Espirito Santo Centrais
               Electriciadad Sr. 144A        10.000%      7/15/07      462,000

   200,000    +Export Import Bank Korea       6.375%      2/15/06      151,392

   550,000    +Federative Republic of
               Brazil                        10.125%      5/15/27      473,550

   899,164     Federative Republic Of
               Brazil                         8.000%      4/15/14      663,133

   250,000    .Hyundai Motor Co. 144A         7.600%      7/15/07      194,530

   200,000    .Industrial Finance Corp.
               Thailand 144A                  6.875%      4/01/03      179,358

 1,287,000    #International Semi. Tech.         ---      8/15/03      386,100

   150,000    +Korea Electric Power Corp.
               Deb.                           6.750%      8/01/27      119,327

   200,000     Korea Electric Power Corp.     7.750%      4/01/13      147,864

   442,806     Korea Electric Power Corp.     7.400%      4/01/16      355,036

 1,400,000    #Microcell
               Telecommunications                ---     10/15/07      599,368

   325,000    .Multicanal S A 144A           10.500%      4/15/18      302,250

   250,000     Murrin Murrin Hldgs Pty
               Ltd.                           9.375%      8/31/07      245,000

1,400,000     .Pan Pacific Industrial
               Investment PLC 144A            0.000%      4/28/07      538,636

   500,000     Philippine Long Distance
               Telephone Co.                  8.350%      3/06/17      426,284

   200,000     Pindo Deli Finance
               Mauritius Ltd. Sr. Deb.       10.875%     10/01/27      118,000

   400,000     Pindo Deli Finance
               Mauritius, Ltd. Sr.           10.750%     10/01/07      280,000

   300,000    +Pohang Iron & Steel, Ltd.      6.625%      7/01/03      242,853

   200,000    .Pycsa Panama SA 144A          10.280%     12/12/15      188,750

   350,000     Quezon Power Philippines
               Co.                            8.860%      6/15/17      301,070

   100,000     Rogers Cablesystems, Ltd.      9.650%      1/15/14       78,374

   150,000     Rogers Communications,
               Inc. Sr.                      10.500%      2/14/06      115,440

   660,000     Rogers Communications,
               Inc. Sr.                       8.750%      7/15/07      457,477

   425,000     Samsung Electronics Co.,
               Ltd.                           0.000%     12/31/07      331,500

   700,000    .Siam Commercial Bank
               Public Ltd. 144A               7.500%      3/15/06      574,966

   350,000    .Tenaga Nasional Berhad
               Deb. 144A                      7.500%     11/01/25      261,471

   350,000    #TFM SA de CV Sr.                  ---      6/15/09      218,750

   350,000    .Thai Farmers Bank Public
               Ltd. 144A                      8.250%      8/21/16      246,491

   600,000     Tjiwi Kimia Mauritius, Ltd.
               Sr.                           10.000%      8/01/04      426,000

   200,000    .Total Access
               Communication Public,          8.375%     11/04/06      144,000
               Ltd. 144A

   200,000    .Total Access
               Communication Public,
               Ltd. 144A                      7.625%     11/04/01      152,000
                                                                   -----------

              TOTAL FOREIGN OBLIGATIONS
              (Cost: $11,018,888)................................   10,532,700
                                                                   -----------
--------------------------------------------------------------------------------
YANKEE BONDS: 6.4%
--------------------------------------------------------------------------------
   300,000     Bangko Sentral Ng
               Philipinas                     8.600%      6/15/27      258,000

   500,000     Petroleos Mexicanos            9.500%      9/15/27      470,750

   700,000   .+Petroleos Mexicanos 144A       8.625%     12/01/23      602,875

   500,000     Republic of South Africa       8.500%      6/23/17      476,390

 1,200,000    +Republic of Venezuela          9.250%      9/15/27      927,000
                                                                   -----------

              TOTAL YANKEE BONDS
              (Cost: $2,972,751).................................    2,735,015
                                                                   -----------
--------------------------------------------------------------------------------


                                    MSF-35

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO
June 30, 1998 (unaudited)


  Face                                       Interest     Maturity      Value
 Amount             Issue                      Rate        Date      (Note 1A)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 1.2%
--------------------------------------------------------------------------------
$ 508,000     State Street Bank
              Repurchase Agreement
              (U.S. Treasury Bills
              collateralized dated 6/30/98
              due 7/1/98 @ 5.00% with a
              market value of $515,000)       5.000%      7/01/98  $   508,000
                                                                   -----------
              TOTAL REPURCHASE AGREEMENTS
              (Cost: $508,000)...................................      508,000
                                                                   -----------
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS: 98.6%
              (Cost: $44,840,427)................................   42,139,057

              OTHER ASSETS LESS LIABILITIES: 1.4%................      614,319
                                                                   -----------
              TOTAL NET ASSETS: 100.0%...........................  $42,753,376
                                                                   ===========
--------------------------------------------------------------------------------
LEGEND:
------
 * Non-income producing security.
 + Securities on loan.
 . Restricted security.
 # Step bond: A zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
 o Illiquid Security
   ADR (American depository receipt) represents ownership of foreign securities.

SECURITIES LENDING: (Note 7)
----------------------------
As of June 30, 1998, the market value of securities loaned was $1,147,943 with collateral backing valued at $1,206,905.

RESTRICTED SECURITIES (Note 2):
------------------------------
                              Acquisition      Acquisition     Valuation as of
          Issue                   Date            Cost          June 30, 1998
          -----                   ----            ----          -------------

AMF Bowling, Inc. 144A           5/6/98       $     382,458    $       395,625

App Finance VII Mauritius,
Ltd. 144A                      6/3-6/4/98           352,933            356,625

Bangkok Bank Public, Ltd.
Sub. 144A                       8/28/97             188,508            149,722

Bangkok Bank Public, Ltd.
Sub 144A                         1/8/98             123,106            146,278

Bethleham Steel Corp. Cvt.
Pfd. Ser. B  144A            3/3/97-10/17/97        255,625            296,563

Chesapeake Energy Corp.
Cvt. Pfd. 144A                  4/17/98             300,000            256,500

Cirrus Logic, Inc. Sub. 144A 4/23/97-1/20/98        614,024            633,000

CML Group, Inc. 144A            4/14/98              31,441             31,000

Cypress Semiconductor
Corp. 144A                       3/5/98             132,211            131,625

Espirito Santo Centrais Sr.
144A                          9/9/97-10/9/97        543,600            462,000

Exide Corp. Sr. 144A          3/3/97-11/5/97        397,089            370,500

Hyundai Motor Corp. 144A       12/23/97             174,656            194,530

Industrial Finance Corp.
Thailand 144A                   3/31/98             179,918            179,358

Intermedia Communications,
Inc. 144A                       6/11/98             251,625            251,875

Multicanal S A 144A             4/16/98             319,587            302,250
Nextel Communications, Inc.

Sr. 144A                         2/9/98             160,275            159,375

Nextel International, Inc. Sr.
144A                             3/9/98             142,416            143,750

Nextlink Communications,
Inc. Sr. 144A                   4/29/98             157,418            153,750

NTL, Inc. Sr. 144A               3/6/98             127,129            130,000

Pan Pacific Industrial
Investments PLC 144A         5/23/97-3/10/98        608,090            538,636

Petroleos Mexicanos 144A        4/14/97             632,820            602,875

Physicians Resource Group,
Inc. 144A                    6/20/97-5/6/98         417,582            433,813

Pycsa Panama SA 144A            10/1/97             200,000            188,750

Siam Commercial Bank
Public, Ltd. 144A             1/23/98-2/2/98        551,638            574,966

TBS Shipping International,
Ltd. 144A                       4/29/98             465,152            455,000

Teligent, Inc. 144A             2/12/98             484,313            469,625

Tenega Nasional Berhad
Deb. 144A                     5/15-5/29/98          265,766            261,471

Thai Farmers Bank Public,
Ltd. 144A                    2/9/98-3/20/98         289,397            246,491

Thermo Terratech, Inc. 144A     3/25/98             138,517            134,438

Total Access Communication
Public, Ltd. 144A               12/2/98             161,013            152,000

Total Access Communication
Public, Ltd. 144A                1/8/98              85,978            144,000

Triton Systems, Inc. Sr. 144A   6/24/98              57,000             58,500

Western Digital Corp.
144A                            6/11/98             251,393            260,000

The aggregate value of restricted securities at June 30, 1998 was $9,264,891 or 21.67% of the Loomis Sayles High Yield Bond Portfolio's net assets.

                       See Notes to Financial Statements.

                                    MSF-36

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
JANUS MID CAP PORTFOLIO
June 30, 1998 (unaudited)

                                                                         Value
 Shares                         Issue                                  (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 100.1%
--------------------------------------------------------------------------------
Banking: 6.3%
     31,945       Firstar Corp.                                     $  1,250,123

      4,660       M&T Bank Corp.                                       2,581,640

     46,900       Northern Trust Corp.                                 3,574,659

    124,735      +Star Banc Corp.                                      7,967,448
                                                                    ------------
                                                                      15,373,870
--------------------------------------------------------------------------------

Biotechnology: 1.8%

     69,917     +*MedImmune, Inc.                                      4,378,552
--------------------------------------------------------------------------------
Broadcasting: 18.9%

    156,880      *Capstar Broadcasting Corp. Cl. A                     3,941,610

    192,690     +*Chancellor Media Corp.                               9,568,263

     47,940      *Clear Channel Communications, Inc.                   5,231,453

     62,800      +Comcast Corp. Cl. A                                  2,549,288

    249,650      *Heftel Broadcasting Corp. Cl. A                     11,148,433

     83,670     +*Jacor Communications, Inc.                           4,941,759

     59,860     +*MediaOne Group, Inc.                                 2,630,099

    158,568      *Univision Communications, Inc. Cl. A                 5,906,658
                                                                    ------------
                                                                      45,917,563
--------------------------------------------------------------------------------

Business Services: 7.8%

     66,105      *HA-LO Industries, Inc.                               2,057,518

    215,794      *Outdoor Systems, Inc.                                6,042,232

    226,515       Paychex, Inc.                                        9,209,250

     17,895      *Robert Half International, Inc.                        999,883

     16,030     +*Snyder Communications, Inc.                            705,320
                                                                    ------------
                                                                      19,014,203
--------------------------------------------------------------------------------

Computer Equipment & Service: 3.6%

     65,855     +*America Online, Inc.                                 6,980,630

     24,420     +*At Home Corp. Cl. A                                  1,154,608

     18,895     +*Gartner Group, Inc. Cl. A                              660,735
                                                                    ------------
                                                                       8,795,973
--------------------------------------------------------------------------------

Construction Materials: 0.9%

     48,237      +Fastenal Co.                                         2,241,513
--------------------------------------------------------------------------------

Drugs & Health Care: 11.0%

     55,975     +*ALZA Corp.                                           2,420,919

     18,260      *Cyberonics, Inc.                                       194,583

     24,880      *INCYTE Pharmaceuticals, Inc.                           850,585

    271,160      +Omnicare, Inc.                                      10,337,975

     12,705     +*Sepracor, Inc.                                         526,860

    120,650      *Sofamor Danek Group, Inc.                           10,443,766

     43,400      *Watson Pharmaceuticals, Inc.                         2,026,238
                                                                    ------------
                                                                      26,800,926
--------------------------------------------------------------------------------

Education: 7.4%

    371,525      *Apollo Group, Inc. Cl. A                            12,295,155

    178,545      *ITT Educational Services, Inc.                       5,758,076
                                                                    ------------
                                                                      18,053,231
--------------------------------------------------------------------------------

Electronics: 6.8%

    100,160      *Maxim Integrated Products, Inc.                      3,176,950

     85,775      *SIPEX Corp.                                          1,841,482

    370,320      *Vitesse Semiconductor Corp.                         11,456,775
                                                                    ------------
                                                                      16,475,207
--------------------------------------------------------------------------------

Entertainment & Leisure: 5.2%

     64,410      *Premier Parks, Inc.                                  4,291,316

     34,860      +Royal Caribbean Cruises Ltd.                         2,771,370

    121,617      *SFX Entertainment, Inc. Cl. A                        5,575,379
                                                                    ------------
                                                                      12,638,065
--------------------------------------------------------------------------------

Financial Services: 6.9%

     51,850       American Capital Strategies Ltd.                     1,182,828

      9,660      +Capital One Financial Corp.                          1,199,651

     72,657       Charles Schwab Corp.                                 2,361,353

     90,265      *Healthcare Financial Partners, Inc.                  5,531,552

     89,570       Medallion Financial Corp.                            2,446,381

     54,230      +Newcourt Credit Group, Inc.                          2,667,438

     17,150       U.S. Trust Corp.                                     1,305,008
                                                                    ------------
                                                                      16,694,211
--------------------------------------------------------------------------------

Insurance: 3.6%

     62,400       Progressive Corp.                                    8,798,400
--------------------------------------------------------------------------------

Multi-Industry: 1.6%

    440,495       Capita Group PLC                                     3,804,345
--------------------------------------------------------------------------------

Photography: 0.4%

     92,685       Metromedia International Group, Inc.                 1,106,427
--------------------------------------------------------------------------------

Real Estate: 0.8%

    210,930       Capital Trust Cl. A                                  2,030,201
--------------------------------------------------------------------------------

                                    MSF-37

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
JANUS MID CAP PORTFOLIO
June 30, 1998 (unaudited)

                                                                        Value
 Shares                      Issue                                    (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Restaurant: 7.5%

  1,740,079       J.D. Wetherspoon PLC                             $  8,367,580

    685,500       Pizza Express PLC                                   9,866,274
                                                                   ------------
                                                                     18,233,854
-------------------------------------------------------------------------------

Retail Trade: 2.2%

     65,700       CVS Corp.                                           2,558,194

     97,048      *MSC Industrial Direct, Inc. Cl. A                   2,765,868
                                                                   ------------
                                                                      5,324,062
-------------------------------------------------------------------------------

Software: 3.7%

    234,815      *Cadence Design Systems, Inc.                        7,337,969

     60,855     +*Parametric Technology Corp.                         1,648,790
                                                                   ------------
                                                                      8,986,759
-------------------------------------------------------------------------------

Telecommunications Equipment & Services: 0.8%

    103,495      *Western Wireless Corp. Cl. A                        2,060,197
-------------------------------------------------------------------------------

Transportation-Airlines: 1.0%

     66,520     +*Ryanair Holdings PLC ADR                            2,369,775
-------------------------------------------------------------------------------

Utilities-Electric: 1.9%

     86,305       AES Corp.                                           4,536,407
-------------------------------------------------------------------------------
                  TOTAL COMMON STOCK
                  (Cost: $209,017,032)...........................   243,633,741
                                                                   ------------
-------------------------------------------------------------------------------
  Face                                     Interest   Maturity         Value
 Amount            Issue                     Rate       Date         (Note 1A)
-------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 9.0%
-------------------------------------------------------------------------------
$12,000,000       CIT Group Holdings, Inc.   6.100%    7/01/98      $12,000,000

  9,800,000       Household Finance Corp.    6.000%    7/01/98        9,800,000
                                                                    -----------
                  TOTAL SHORT TERM OBLIGATIONS
                  (Cost: $21,800,000) ...........................    21,800,000
                                                                    -----------
-------------------------------------------------------------------------------
                  TOTAL INVESTMENTS: 109.1%
                  (Cost: $230,817,032)............................  265,433,741
                  OTHER ASSETS LESS LIABILITIES: (9.1)%...........  (22,033,066)
                                                                   ------------
                  TOTAL NET ASSETS: 100.0%........................ $243,400,675
                                                                   ============
-------------------------------------------------------------------------------

LEGEND:
-------
 * Non-income producing security.
 + Securities on loan.
   ADR (American depository receipt) represents ownership of foreign securities.

SECURITIES LENDING: (Note 7)
----------------------------
As of June 30, 1998, the market value of securities loaned was $23,939,681 with collateral backing valued at $24,689,236.

                           See Notes to Financial Statements.

                                    MSF-38

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Schedule of Investments
--------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
June 30, 1998 (unaudited)

                                                                        Value
 Shares                      Issue                                    (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: 95.7%
--------------------------------------------------------------------------------
Aerospace: 1.8%

    21,450    +AAR Corp.                                            $    634,116

    19,700   +*BE Aerospace                                              577,456

    19,900    *Orbital Sciences Corp.                                    744,384

     7,400     Precision Castparts Corp.                                 394,974

    14,400    *Triumph Group, Inc.                                       604,800
                                                                    ------------
                                                                       2,955,730
--------------------------------------------------------------------------------
Automotive: 1.3%

     9,600    *Dura Automotive Systems, Inc.                             304,800

    30,800    *Gentex Corp.                                              559,213

    19,200    *O'Reilly Automotive, Inc.                                 688,800

    12,900    *Tower Automotive, Inc.                                    553,087
                                                                    ------------
                                                                       2,105,900
--------------------------------------------------------------------------------
Banking: 3.4%

     6,200    +Astoria Financial Corp.                                   332,088

    17,400     Bay View Capital Corp.                                    553,538

    15,000    +City National Corp.                                       554,063

    12,075    +Commerce Bancorp, Inc.                                    706,388

    26,700     Community First Bankshares                                705,047

    18,399    *Imperial Bancorp                                          551,970

    28,000     North Fork Bancorp, Inc.                                  684,250

    19,600     Silicon Valley Bancshares                                 697,638

    11,700     Webster Financial Corp.                                   389,024

     5,900     Zions Bancorp                                             313,805
                                                                    ------------
                                                                       5,487,811
--------------------------------------------------------------------------------
Biotechnology: 0.6%

     6,900    *Biogen, Inc.                                              338,100

    17,100    *Serologicals Corp.                                        555,750
                                                                    ------------
                                                                         893,850
--------------------------------------------------------------------------------
Broadcasting: 4.0%

    26,400   +*American Business Information, Inc. Cl. A                 405,900

    18,500    *American Business Information, Inc. Cl. B                 294,844

     5,400    *BET Holdings, Inc. Cl. A                                  339,863

    12,600   +*Chancellor Media Corp.                                    625,669

     1,500    *Clear Channel Communications, Inc.                        163,688

    14,500    *Cox Radio, Inc. Cl. A                                     627,125

    10,200    *Emmis Broadcasting Corp. Cl A                             489,281

     7,900    *Heftel Broadcasting Corp. Cl. A                           352,784

    14,900   +*Jacor Communications, Inc.                                880,031

     3,875    *Saga Communications Cl. A                                  61,758

    15,500     TCA Cable TV, Inc.                                        931,938

     7,800    *United Video Satellite Group, Inc. Cl. A                  310,538

     8,800    *Univision Communications, Inc. Cl. A                      327,800

    15,200    *USA Networks, Inc.                                        382,375

     5,700    *Young Broadcasting, Inc. Cl. A                            370,855
                                                                    ------------
                                                                       6,564,449
--------------------------------------------------------------------------------
Building & Construction: 1.3%

    34,700    *American Homestar Corp.                                   831,716

    10,400    +Blount International, Inc. Cl. A                          296,400

    20,300    *Fairfield Communities, Inc.                               389,506

    11,300    *NCI Building Systems, Inc.                                651,868
                                                                    ------------
                                                                       2,169,490
--------------------------------------------------------------------------------
Business Services: 10.0%

    14,100   +*AccuStaff, Inc.                                           440,625

    14,400    *Affiliated Computer Services, Inc. Cl. A                  554,400

    19,700     Amresco, Inc.                                             572,531

       500    *Billing Concepts Corp.                                      7,656

    12,600   +*Bisys Group, Inc.                                         516,994

     7,200    *Coast Federal Litigation Contingent Payments
               Rights Trust                                              109,350

    19,100    *Cognos, Inc.                                              509,134

    32,100   +*Concord EFS, Inc.                                         838,613

    12,000   +*Consolidated Graphics, Inc.                               708,000

    11,600    *Cort Business Services Corp.                              365,400

    29,900    +Danka Business Systems ADR                                354,128

    18,600    *Data Processing Resources Corp.                           579,506

    23,700    *Eltron International, Inc.                                656,194

     4,600     Fair Issac & Co., Inc.                                    174,800

    15,400     G&K Services, Inc. Cl. A                                  673,750

    20,500    *HA-LO Industries, Inc.                                    638,063

    17,760     HBO & Co.                                                 626,595

                                    MSF-39

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
June 30, 1998 (unaudited)

                                                                        Value
 Shares                      Issue                                    (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Business Services: (Continued)

    16,800     Merrill Corp.                                       $     372,225

    25,350    *Meta Group                                                559,284

    21,200   +*Metamor Worldwide, Inc.                                   746,638

    11,400    *Nielson (A.C.) Corp.                                      287,850

    35,887    *Outdoor Systems, Inc.                                   1,004,836

     2,775     Paychex, Inc.                                             112,821

    24,400    *Payment Services, Inc.                                    620,675

    34,800   +*Paymentech, Inc.                                          715,575

     9,700    *Pre-Paid Legal Services, Inc.                             306,156

     2,400    *Professional Staff PLC ADR                                 31,200

    21,000   +*Rent Way, Inc.                                            640,500

    20,400    *Romac International, Inc.                                 622,200

    19,000    *Service Experts, Inc.                                     655,500

     8,000    *StaffMark, Inc.                                           294,500

    17,200    *Superior Services, Inc.                                   517,613

    20,925    *Tetra Tech, Inc.                                          512,662
                                                                   -------------
                                                                      16,325,974
--------------------------------------------------------------------------------
Chemicals: 0.4%

     4,500    *Special Devices, Inc.                                     159,046

    20,800    *Sybron International Corp.                                525,200
                                                                   -------------
                                                                         684,246
--------------------------------------------------------------------------------
Computer Equipment & Service: 6.3%

    18,200     Analysts International Corp.                              517,563

    24,800    *Artesyn Technologies, Inc.                                395,250

     5,600    *Cambridge Technology Parners (Massachusetts),
               Inc.                                                      315,377

    18,200   +*CIBER, Inc.                                               691,600

    10,950    *Citrix Systems, Inc.                                      749,048

    28,400    *Computer Management Sciences, Inc.                        674,500

    26,000    *Cotelligent Group, Inc.                                   607,750

    11,000   +*DST Systems, Inc.                                         616,000

    19,700   +*Harbinger Corp.                                           477,725

    31,900    *Integrated Systems Consulting Group                       440,619

     9,100    *International Network Services                            370,541

    14,200    *Legato Systems, Inc.                                      554,688

     2,800    *Lexmark International Group, Inc.                         167,749

    13,800     National Computer Systems, Inc.                           330,338

     3,200    *PeopleSoft, Inc.                                          150,300

     1,600    *Solectron Corp.                                            67,300

    30,600    *Summit Design, Inc.                                       452,306

    26,900    *Sykes Enterprises, Inc.                                   540,522

    24,000    *Systems & Computer Technology                             654,000

    19,400    *Technology Solutions Co.                                  615,344

    30,500    *Vanstar Corp.                                             444,156

    11,300    *Zebra Technologies Corp. Cl. A                            483,780
                                                                   -------------
                                                                      10,316,456
--------------------------------------------------------------------------------
Construction Materials: 0.6%

    20,800    *Barnett, Inc.                                             418,600

     6,800    +Fastenal Co.                                              315,988

     8,300    *Simpson Manufacturing, Inc.                               320,587
                                                                   -------------
                                                                       1,055,175
--------------------------------------------------------------------------------
Consumer Products: 0.4%

    18,850   +*Blyth Industries, Inc.                                    626,762
--------------------------------------------------------------------------------
Cosmetics: 0.2%

    19,900    *French Fragrances, Inc.                                   307,205
--------------------------------------------------------------------------------
Drugs & Health Care: 7.7%

    14,200    *ABR Information Services, Inc.                            338,138

     7,300    *Amerisource Health Corp. Cl. A                            479,519

     5,600   +*Atrix Laboratories, Inc.                                   75,250

     7,600    *Barr Laboratories, Inc.                                   302,100

    13,800    *Covance, Inc.                                             310,500

    12,900     DENTSPLY International, Inc.                              320,888

     4,100    *Express Scripts, Inc. Cl. A                               330,563

    25,100   +*Genesis Health Ventures, Inc.                             627,500

     2,850    *Health Management Associates, Inc. Cl. A                   95,297

     7,100    *IDEXX Laboratories, Inc.                                  177,056

    14,170    +Integrated Health Services, Inc.                          531,375

    20,000     Jones Pharma, Inc.                                        661,875

    17,400    *Lincare Holdings, Inc.                                    731,344

     3,400    *Medco Research, Inc.                                       86,700

    15,300     Mentor Corp.                                              370,069

    17,950   +*National Surgery Centers, Inc.                            525,598

                                    MSF-40

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
June 30, 1998 (unaudited)


                                                                       Value
 Shares                      Issue                                   (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Drugs & Health Care: (Continued)

    34,800      *NBTY, Inc.                                       $    636,188

    15,700      +Omnicare, Inc.                                        598,563

       600      *Oxford Health Plans, Inc.                               9,206

    22,000     +*PAREXEL International Corp.                           798,875

    17,350      *Patterson Dental Co.                                  638,697

    11,000      *Pediatrix Medical Group, Inc.                         409,063

    27,900     +*Phycor, Inc.                                          461,222

    10,800     +*Total Renal Care Group, Inc.                          476,550

    29,527      *Respironics, Inc.                                     457,669

     1,800      *Scherer (R.P.) Corp.                                  159,525

     5,100      *Sofamor Danek Group, Inc.                             441,469

     8,400      *Trex Medical Corp.                                    138,600

     3,700      *Twinlab Corp.                                         161,991

     7,300      *Universal Health Services, Inc. Cl. B                 426,138

    11,100      *Watson Pharmaceuticals, Inc.                          518,231

    11,000      *Wesley Jessen VisionCare, Inc.                        254,031
                                                                  ------------
                                                                    12,549,790
------------------------------------------------------------------------------
Education: 1.3%

    15,600      *Apollo Group, Inc. Cl. A                              516,263

    19,400     +*Computer Learning Centers, Inc.                       483,181

    10,900      *ITT Educational Services, Inc.                        351,525

     7,700       Strayer Education, Inc.                               277,922

    12,600      *Sylvan Learning Systems, Inc.                         414,619
                                                                  ------------
                                                                     2,043,510
------------------------------------------------------------------------------
Electrical Equipment: 1.6%

    23,900      *Advanced Lighting Technologies, Inc.                  558,663

     3,300     +*American Power Conversion Corp.                        98,588

    19,600      *Berg Electronics Corp.                                383,425

       900       *C-Cube Microsystems, Inc.                             16,706

    15,900      *SLI, Inc.                                             415,388

    14,000       Technitrol, Inc.                                      559,125

    17,000       Watsco, Inc.                                          598,187
                                                                  ------------
                                                                     2,630,082
------------------------------------------------------------------------------
Electronics: 7.0%

    18,400     +*Affymetrix, Inc.                                      443,900

    14,600     +*Aspen Technology, Inc.                                740,038

    17,700      *ATMI, Inc.                                            266,606

    17,650      *Burr-Brown Corp.                                      373,408

    15,200       Dallas Semiconductor Corp.                            471,200

    21,400     +*Dionex Corp.                                          567,100

    10,100      *Electro Scientific Industries, Inc.                   319,728

    13,000      *Etec Systems, Inc.                                    457,844

    12,200      *KLA Instruments Corp.                                 338,169

    25,700      *Kulicke & Soffa Industries, Inc.                      435,294

     7,000     +*Lattice Semiconductor Corp.                           198,844

    14,500     +*Microchip Technology, Inc.                            379,719

    30,500      *Microtouch Systems, Inc.                              567,109

    12,000     +*Novellus Systems, Inc.                                428,625

    21,500     +*P-Com, Inc.                                           197,195

    16,400     +*Photronic, Inc.                                       361,825

     4,800      *Plexus Corp.                                           94,800

    10,000      *QLogic Corp.                                          356,563

    13,400     +*QRS Corp.                                             506,688

    11,200     +*Sanmina Holdings, Inc.                                484,050

    28,000      *Sawtek, Inc.                                          408,625

    14,500     +*SCI Systems, Inc.                                     545,563

    17,200      *Semtech Corp.                                         305,300

    17,100      *Smart Modular Technologies, Inc.                      251,691

     9,000      *Tekelec, Inc.                                         403,875

    33,100      *Thermo Optek Corp.                                    490,294

    17,500      *Tollgrade Communications, Inc.                        448,438

     8,300     +*Uniphase Corp.                                        521,083
                                                                  ------------
                                                                    11,363,574
------------------------------------------------------------------------------
Energy: 0.3%

    25,400      *Offshore Logistics, Inc.                              453,230
------------------------------------------------------------------------------
Entertainment & Leisure: 1.7%

     9,900      *Cannondale Corp.                                      130,247

     3,800      *Carmike Cinemas, Inc. Cl. A                           102,363

    14,500     +*Coach USA, Inc.                                       661,563

       500      *GC Cos., Inc.                                          25,938


                                    MSF-41

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
June 30, 1998 (unaudited)

                                                                     Value
 Shares                      Issue                                 (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Entertainment & Leisure: (Continued)

    27,100     *IMAX Corp.                                       $    614,831

     5,700      International Game Technology                         138,225

     7,400     *Premier Parks, Inc.                                   493,025

    10,300     *SFX Entertainment, Inc. Cl. A                         472,191

     6,300     *Steinway Musical Instruments, Inc.                    203,174
                                                                 ------------
                                                                    2,841,557
--------------------------------------------------------------------------------
Financial Services: 2.9%

    17,700     *Americredit Corp.                                     631,669

    25,200    +*E Trade Group, Inc.                                   577,238

    13,100    +*FirstPlus Financial Group, Inc.                       471,600

    11,200    +*Healthcare Financial Partners, Inc.                   686,350

    27,800     *Imperial Credit Industries, Inc.                      646,350

    12,733     +Legg Mason, Inc.                                      732,943

     7,400     +Metris Cos., Inc.                                     472,674

    24,800     *NCO Group, Inc.                                       548,700
                                                                 ------------
                                                                    4,767,524
--------------------------------------------------------------------------------
Food & Beverages: 0.7%

     5,500      Earthgrains Co.                                       307,313

    15,300     *J&J Snack Foods Corp.                                 324,169

    17,000     *Smithfield Foods, Inc.                                515,312
                                                                 ------------
                                                                    1,146,794
--------------------------------------------------------------------------------
Forest Products & Paper: 0.0%

     1,375      Fort James Corp.                                       61,187
--------------------------------------------------------------------------------
Healthcare Services: 2.3%

    18,000     *American Oncology Resources, Inc.                     219,938

    18,115    +*Concentra Managed Care, Inc.                          470,424

    21,600    +*Inhale Therapeutic Systems                            537,300

    48,600     *NovaCare, Inc.                                        571,050

    25,100     *Novoste Corp.                                         553,769

    21,300    +*Orthodontic Centers of America, Inc.                  445,969

     3,000     *Pediatric Services of America, Inc.                    45,938

    20,300     *PSS World Medical, Inc.                               296,888

    17,809    +*Total Renal Care Holdings, Inc.                       614,410
                                                                 ------------
                                                                    3,755,686
--------------------------------------------------------------------------------
Hospital Management: 0.7%

    13,000     *Access Health, Inc.                                   331,906

    18,200     *First Health Group Corp.                              520,975

    10,500     *Quorum Health Group, Inc.                             277,921
                                                                 ------------
                                                                    1,130,802
--------------------------------------------------------------------------------
Hotel & Motel: 0.5%

     3,300     *Extended Stay America, Inc.                            37,125

    10,525     *Promus Hotel Corp.                                    405,212

    27,500    +*Signature Resorts, Inc.                               453,750
                                                                 ------------
                                                                      896,087
--------------------------------------------------------------------------------
Household Appliances & Home Furnishings: 0.3%

    11,900      Pillowtex Corp.                                       477,487
--------------------------------------------------------------------------------
Insurance: 2.3%

    21,100     *Amerin Corp.                                          615,197

    10,900      Blanch (E.W.) Holdings, Inc.                          400,575

     8,800      CMAC Investment Corp.                                 541,200

    11,500     +Executive Risk, Inc.                                  848,125

    22,700     +Protective Life Corp.                                 832,805

    14,600     *Triad Guaranty, Inc.                                  503,700
                                                                 ------------
                                                                    3,741,602
--------------------------------------------------------------------------------
Machinery: 0.0%

     2,400      Lindsay Manufacturing Co.                              65,100
--------------------------------------------------------------------------------
Medical Supply: 1.4%

    23,700     *Acuson Corp.                                          431,044

    18,700      ADAC Laboratories                                     421,919

    24,300     *Airgas, Inc.                                          349,313

     7,300     *STERIS Corp.                                          464,234

    20,900     *Theragenics Corp.                                     544,052
                                                                 ------------
                                                                    2,210,562
--------------------------------------------------------------------------------
Metals-Non-Ferrous: 0.4%

    28,300    +*RMI Titanium Co.                                      643,824
--------------------------------------------------------------------------------
Metals-Steel & Iron: 0.2%

    19,000     *Steel Dynamics, Inc.                                  264,812
--------------------------------------------------------------------------------
Miscellaneous: 1.4%

    28,600     *Box Hill Systems Corp.                                198,413

    13,700     *Carriage Services, Inc. Cl. A                         344,213

     8,250      Central Parking Corp.                                 383,625

    22,600    +*Equity Corp. International                            542,400


                                    MSF-42

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
June 30, 1998 (unaudited)

                                                                     Value
 Shares                      Issue                                 (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Miscellaneous: (Continued)

    29,200    *Learning Tree International, Inc.              $    588,563

     8,100    *Veterinary Centers of America, Inc.                 152,633

     3,100    *WMF Group Ltd.                                       72,850
                                                              ------------
                                                                 2,282,697
-------------------------------------------------------------------------------
Newspapers: 0.2%

    14,000     Harte-Hanks Communications                          361,374
--------------------------------------------------------------------------------
Office & Business Equipment: 2.6%

    15,300    *Black Box Corp.                                     508,247

     8,600    *CSG Systems International, Inc.                     402,588

    14,100    *Cybex Computer Products Corp.                       320,775

     2,200    *Daisytek International Corp.                         56,306

    14,200   +*IDX Systems Corp.                                   655,863

    11,300    *Knoll, Inc.                                         333,350

    18,700     Symbol Technologies, Inc.                           705,925

     9,400    *Tech Data Corp.                                     403,319

    18,700    *Transition Systems, Inc.                            201,024

    18,400     Viking Office Products, Inc.                        576,150
                                                              ------------
                                                                 4,163,547
--------------------------------------------------------------------------------
Oil & Gas Exploration: 1.6%

     6,000     +Cross Timbers Oil Co.                              114,375

    12,900     +Devon Energy Corp.                                 450,694

    15,800      Noble Affiliates, Inc.                             600,400

    21,300     *R&B Falcon Corp.                                   481,913

    32,340    +*Swift Energy Co.                                   515,419

    24,100      Vintage Petroleum, Inc.                            454,887
                                                              ------------
                                                                   2,617,688
--------------------------------------------------------------------------------
Oil-Services: 1.4%

    12,700    +*BJ Services Co.                                    369,094

     5,200     *Evi Weatherford, Inc.                               193,050

    26,100     *Newpark Resources, Inc.                             290,363

    20,700     *Oceaneering International, Inc.                     367,425

    17,300     *Pool Energy Services Co.                            256,256

    11,300     *Smith International, Inc.                           393,381

    25,200     *UTI Energy Corp.                                    324,450

     1,500     *Western Atlas, Inc.                                 127,312
                                                               ------------
                                                                  2,321,331
--------------------------------------------------------------------------------
Photography: 0.2%

    10,600     *Pinnacle Systems, Inc.                              340,524
--------------------------------------------------------------------------------
Pollution Control: 0.4%

    19,100    +*Allied Waste Industries, Inc.                       457,802

     9,187    +*United States Filter Corp.                          257,810
                                                              -------------
                                                                    715,612
--------------------------------------------------------------------------------
Printing & Publishing: 1.1%

    14,800     *CBT Group Public Ltd. ADR                            795,500

    22,100     *CKS Group, Inc.                                      396,419

    13,200     *Day Runner, Inc.                                     333,712

     1,000      Houghton Mifflin Co.                                  31,750

     4,900     *World Color Press, Inc.                              171,500
                                                               -------------
                                                                   1,728,881
--------------------------------------------------------------------------------
Real Estate: 0.5%

    18,553      Apartment Investment & Management Co. Cl. A           732,843

     8,000      Intrawest Corp.                                       159,500
                                                                -------------
                                                                      892,343
--------------------------------------------------------------------------------
Restaurant: 1.7%

    14,500     +Applebee's International, Inc.                        324,891

     7,400    +*Brinker International                                 142,450

    16,930     +CKE Restaurants, Inc.                                 698,363

    19,500    * Dave & Busters, Inc.                                  485,672

    17,300    +*Landry's Seafood Restaurants, Inc.                    313,022

     3,500    * Logan's Roadhouse, Inc.                                73,172

     8,800      Luby's Cafeterias, Inc.                               154,550

    11,400     *Outback Steakhouse                                    444,244

     7,300     *Sonic Corp.                                           162,880
                                                                -------------
                                                                    2,799,244
--------------------------------------------------------------------------------
Retail Grocery: 0.4%

    14,000      Richfood Holdings, Inc.                               289,625

     5,200    * Whole Foods Market, Inc.                              314,925
                                                                -------------
                                                                      604,550
--------------------------------------------------------------------------------
Retail Trade: 7.5%

     8,700     *Barnes & Noble, Inc.                                  325,706

    14,600    +*Bed Bath & Beyond, Inc.                               756,919

    17,800     *Borders Group, Inc.                                   658,600

    10,700    +*CDW Computer Centers, Inc.                            535,669


                                    MSF-43

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
June 30, 1998 (unaudited)

                                                                     Value
 Shares                      Issue                                 (Note 1A)
--------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
--------------------------------------------------------------------------------
Retail Trade: (Continued)

    20,100    +*Central Garden & Pet Co.                       $    624,356

    31,000    +*CompUSA, Inc.                                       559,938

     1,000    +*Costco Cos., Inc.                                    63,094

    19,800    +*Dollar Tree Stores, Inc.                            804,375

     6,500     *Fossil, Inc.                                        162,094

     9,120     *Fred Meyer, Inc.                                    387,600

    11,400     *General Nutrition Cos., Inc.                        355,538

     5,600     *Guitar Center, Inc.                                 169,050

     7,400     *Henry Schein, Inc.                                  339,938

    12,500    +*Insight Enterprises, Inc.                           499,219

    20,200     *Jones Apparel Group, Inc.                           738,563

     1,000    +*Kohls Corp.                                          51,875

    10,900      Lands' End, Inc.                                    344,713

    19,650     *Men's Wearhouse, Inc.                               649,064

    11,400     *MSC Industrial Direct, Inc. Cl. A                   324,900

    11,100      Neiman-Marcus Group, Inc.                           482,156

     9,750     *Pacific Sunwear of California, Inc.                 341,859

    19,500     *Renters Choice, Inc.                                555,750

    14,400    +*Rexall Sundown, Inc.                                513,900

    10,300      Ross Stores, Inc.                                   444,188

    24,600     *Stein Mart, Inc.                                    331,331

    16,300     *WetSeal, Inc. Cl. A                                 523,638

    21,100     *Williams Sonoma, Inc.                               671,243
                                                              -------------
                                                                 12,215,276
--------------------------------------------------------------------------------
Shipbuilding: 0.3%

    17,700     *Avondale Industries, Inc.                           489,515
--------------------------------------------------------------------------------
Software: 6.5%

     1,900    +*Advent Software, Inc.                                79,444

    11,700     *Arbor Software Corp.                                370,378

     3,440    +*Ascend Communications, Inc.                         170,388

    12,300     +Autodesk, Inc.                                      473,934

    24,900    +*AXENT Technologies, Inc.                            761,784

     3,200    * BMC Software, Inc.                                  166,300

    16,800     *Cadence Design Systems, Inc.                        525,000

     3,400    +*Compuware Corp.                                     173,719

    18,800     *Datastream Systems, Inc.                            357,788

     9,400    +*Documentum, Inc.                                    454,138

    12,400    +*Electronic Arts, Inc.                               670,375

     8,600     *Engineering Animation, Inc.                         525,138

    10,300     *Hyperion Software Corp.                             293,872

    11,100     *JDA Software Group, Inc.                            486,319

    13,300     *Keane, Inc.                                         744,800

    14,550    +*National Instruments Corp.                          520,617

     3,600    +*Parametric Technology Corp.                          97,538

    16,400     *Security Dynamics Technologies, Inc.                315,346

     6,800     *Sterling Commerce, Inc.                             326,405

    18,400     *Symantec Corp.                                      479,550

    14,400    +*Synopsys, Inc.                                      659,250

    14,700     *Transaction Systems Architects, Inc. Cl. A          566,409

    13,474    +*VERITAS Software Co.                                557,066

     8,900     *Visio Corp.                                         426,088

    15,300     *XcelleNet, Inc.                                     342,815
                                                                -------------
                                                                 10,544,461
--------------------------------------------------------------------------------
Telecommunications Equipment & Services: 5.6%

     9,100    +*American Tower Systems Inc. Cl. A                   226,931

    18,500     *Aspect Telecommunications Corp.                     507,594

    10,700     *Coherent Communications Systems Corp.               502,566

    13,200      Comsat Corp. Ser. 1                                 373,725

    11,300     *Comverse Technology, Inc.                           586,541

    15,100    +*Dialogic Corp.                                      447,338

    13,400     *Gilat Satellite Networks Ltd.                       448,481

    27,400      Inter-Tel, Inc.                                     440,113

    17,250    +*Level One Communications, Inc.                      405,914

    22,100     *MRV Communications, Inc.                            460,647

    15,000     +National Data Corp.                                 656,250

    10,650    +*Networks Associates, Inc.                           509,536

     8,600     *Pacific Gateway Exchange, Inc.                      344,806

    46,200     *Paging Network, Inc.                                645,356

    18,900     *Premisys Communications, Inc.                       471,319

    36,600     *Proxim, Inc.                                        610,763


                                    MSF-44

-------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
-------------------------------------------------------------------------------

Schedule of Investments
-------------------------------------------------------------------------------
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
June 30, 1998 (unaudited)


                                                                        Value
 Shares                          Issue                                (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
-------------------------------------------------------------------------------
Telecommunications Equipment & Services: (Continued)

    16,045      *Qwest Communications International, Inc.          $    559,068

    16,100      *REMEC, Inc.                                            185,653

     9,500      *Saville Systems PLC ADR                                476,188

    14,900      *Transaction Network Services, Inc.                     315,227
                                                                    -----------
                                                                      9,174,016
-------------------------------------------------------------------------------
Textiles & Apparel: 1.0%

     6,000      *Kenneth Cole Productions, Inc. Cl. A                   155,250

    24,500      *Nautica Enterprises, Inc.                              658,438

    17,700     +*North Face, Inc.                                       427,013

    20,350      +Wolverine World Wide, Inc.                             441,340
                                                                    -----------
                                                                      1,682,041
-------------------------------------------------------------------------------
Transportation: 0.2%

    15,400      *Heartland Express, Inc.                                311,368
-------------------------------------------------------------------------------
Transportation-Airlines: 0.5%

    15,600       Comair Holdings, Inc.                                  481,163

    14,700       Mesaba Holdings, Inc.                                  339,018
                                                                   ------------
                                                                        820,181
-------------------------------------------------------------------------------
Transportation-Railroad: 0.4%

    31,750      *Swift Transportation Co., Inc.                         631,030
-------------------------------------------------------------------------------
Transportation-Trucking: 0.6%

    11,300       Expeditors International of Washington, Inc.           495,788

    15,400       U.S. Freightways Corp.                                 505,794
                                                                   ------------
                                                                      1,001,582
-------------------------------------------------------------------------------
                 TOTAL COMMON STOCK
                 (Cost: $142,221,360)............................   156,233,519
                                                                   ------------
-------------------------------------------------------------------------------

  Face                                   Interest        Maturity       Value
 Amount             Issue                  Rate            Date       (Note 1A)
-------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 6.9%
-------------------------------------------------------------------------------

$  500,000       Daimler-Benz of North
                 America                   5.520%        7/10/98   $    499,310

 4,966,000       Heinz (H.J.) Co.          5.520%        7/31/98      4,943,156

 1,035,000       IBM Credit Corp.          5.500%        7/08/98      1,033,893

 1,910,000       Kellogg Co.               5.520%        7/28/98      1,902,093

 2,910,000       KFW International
                 Finance, Inc.             5.500%        7/13/98      2,904,665

                 TOTAL SHORT TERM OBLIGATIONS
                 (Cost: $11,283,117).............................    11,283,117
-------------------------------------------------------------------------------

                 TOTAL INVESTMENTS: 102.6%
                 (Cost: $153,504,477)............................   167,516,636

                 OTHER ASSETS LESS LIABILITIES: (2.6)%...........    (4,172,006)
                                                                   ------------
                 TOTAL NET ASSETS: 100.0%........................  $163,344,629
                                                                   ============
-------------------------------------------------------------------------------

LEGEND:
-------
*  Non-income producing security.
+  Securities on loan.
   ADR (American depository receipt) represents ownership of foreign securities.

SECURITIES LENDING: (Note 7)
----------------------------
As of June 30, 1998, the market value of securities loaned was $19,582,213 with collateral backing valued at $20,231,868.

                      See Notes to Financial Statements.

                                    MSF-45

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
SCUDDER GLOBAL EQUITY PORTFOLIO
June 30, 1998 (unaudited)

                                                                        Value
 Shares                      Issue                                    (Note 1A)
-------------------------------------------------------------------------------
COMMON STOCK: 82.6%
--------------------------------------------------------------------------------
Argentina: 0.7%

 23,100    +YPF SA ADR Cl. D                                       $    694,444
                                                                   ------------
              Total Investments in Argentina                            694,444
--------------------------------------------------------------------------------
Australia: 2.2%

 52,700     Broken Hill Proprietary Co.                                 446,539

294,600    +Fosters Brewing Group Ltd.                                  694,917

 13,000     WMC Ltd.                                                     39,219

202,300     Woodside Petroleum Ltd.                                   1,012,156
                                                                   ------------
              Total Investments in Australia                          2,192,831
--------------------------------------------------------------------------------
Austria: 0.3%

  6,400     Flughafen Wien AG                                           307,200
                                                                   ------------
              Total Investments in Austria                              307,200
--------------------------------------------------------------------------------
Bermuda: 0.5%

  4,100    +EXEL Ltd.                                                   319,031

  1,700     Mid Ocean Ltd.                                              133,450
                                                                   ------------
              Total Investments in Bermuda                              452,481
--------------------------------------------------------------------------------
Brazil: 0.4%

 36,200    +Aracruz Celulose SA ADR                                     414,038
                                                                   ------------
              Total Investments in Brazil                               414,038

--------------------------------------------------------------------------------
Canada: 3.2%

 26,200     BCE, Inc.                                                 1,110,102

 18,700     Canadian National Railway Co.                               993,741

 24,600     Canadian Pacific Ltd.                                       692,087

 22,000     The Molson Cos., Ltd. ADR Cl. A                             399,918
                                                                   ------------
              Total Investments in Canada                             3,195,848
--------------------------------------------------------------------------------
France: 5.9%

 17,001     Assurance Generale de France                                962,013

 12,021     AXA SA                                                    1,352,082

  5,299     Canal Plus SA                                               990,435

  9,672     Michelin Cl. B                                              558,335

  4,418     Peugeot SA                                                  949,997

  2,258    *Rhodia, Inc.                                                 62,970

 11,772     Schneider SA                                                938,730
                                                                   ------------
              Total Investments in France                             5,814,562
--------------------------------------------------------------------------------
Germany: 13.8%

    107     Allianz Holdings AG                                          35,391

  7,033     Allianz Holdings AG (Wts.)                                   40,890

  4,298     Allianz Holdings AG                                       1,433,501

 30,734     BASF AG                                                   1,461,333

 29,470     Bayer AG                                                  1,526,240

 15,763     Bayerische Vereinsbank AG                                 1,337,292

 10,392     BHF Bank AG                                                 395,869

 12,196     Commerzbank AG                                              464,590

 35,803     Deutsche Telekom                                            980,714

  2,394     Heidelberger Druckmaschinen AG                              198,455

 29,467     Hoechst AG                                                1,482,786

  3,092     Muenchener Rueckversicherungs AG                          1,536,185

 19,720     VEBA AG                                                   1,326,913

  2,180     Viag AG                                                   1,501,321
                                                                   ------------
              Total Investments in Germany                           13,721,480
--------------------------------------------------------------------------------
Ghana: 0.1%

  9,956     Ashanti Goldfields Ltd. GDR                                  80,893
                                                                   ------------
              Total Investments in Ghana                                 80,893
--------------------------------------------------------------------------------
Hong Kong: 1.2%

 58,000     Cheung Kong Holdings                                        285,209

165,000    +Citic Pacific Ltd.                                          291,753

 74,000     Hutchison Whampoa Ltd.                                      390,630

124,162     New World Development Co., Ltd.                             240,376
                                                                   ------------
              Total Investments in Hong Kong                          1,207,968
--------------------------------------------------------------------------------
Italy: 0.6%

201,500    +Instituto Nazionale Delle Assicurazioni SPA                 572,717
                                                                   ------------
              Total Investments in Italy                                572,717
--------------------------------------------------------------------------------
Japan: 3.7%

 18,000     Canon, Inc.                                                 410,067

 90,000     Dai Tokyo Fire & Marine Insurance Co., Ltd.                 314,385

123,000     Daiwa Securities Co., Ltd.                                  531,069

 43,000     Minebea Co., Ltd.                                           429,471

  2,600     Nichiei Co., Ltd.                                           177,508

 86,000     Nomura Securities Co., Ltd.                               1,004,484

  6,000     Ono Pharmaceutical                                          144,066

    700     Shohkoh Fund & Co., Ltd.                                    172,633

                                    MSF-46

------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
------------------------------------------------------------------------------
Schedule of Investments
------------------------------------------------------------------------------
SCUDDER GLOBAL EQUITY PORTFOLIO
June 30, 1998 (unaudited)

                                                                       Value
 Shares                      Issue                                   (Note 1A)
------------------------------------------------------------------------------
COMMON STOCK: (CONTINUED)
------------------------------------------------------------------------------
Japan: (Continued)

 52,000       Sumitomo Metal Mining Co., Ltd.                     $    211,731

 15,000       Yamanouchi Pharmaceuticals Ltd.                          313,517
                                                                  ------------
              Total Investments in Japan                             3,708,931
------------------------------------------------------------------------------
Netherlands: 2.0%

 15,400       Aegon Insurance Group NV                               1,340,942

  9,965      *ING Groep NV                                             652,977
                                                                  ------------
              Total Investments in Netherlands                       1,993,919
------------------------------------------------------------------------------
South Africa: 0.4%

 13,700       Anglo American Platinum Corp., Ltd. ADR                  150,024

 25,318       Sasol Ltd.                                               146,657
                                                                  ------------
              Total Investments in South Africa                        296,681
------------------------------------------------------------------------------
South Korea: 0.0%

    301       Samsung Display Devices                                    8,221

  1,230      *Samsung Electronics Co., Ltd.                             38,074
                                                                  ------------
              Total Investments in South Korea                          46,295
------------------------------------------------------------------------------
Sweden: 2.7%

 57,000       AGA AB Cl. B                                             871,866

 48,482       Astra AB Cl. A                                           990,793

 58,060       Skandia Foersaekrings AB                                 829,845
                                                                  ------------
              Total Investments in Sweden                            2,692,504
------------------------------------------------------------------------------
Switzerland: 9.0%

  8,041       Ciba Specialty Chemicals AG                            1,034,131

  2,050      +Clariant AG                                            1,352,407

  6,494       Credit Suisse Group                                    1,447,352

    680       Holderbank Financiere Glarus AG                          866,671

    625       Nestle SA                                              1,339,728

    958       Novartis AG                                            1,596,772

    535       Swiss Reinsurance AG                                   1,355,252
                                                                  ------------
              Total Investments in Switzerland                       8,992,313
------------------------------------------------------------------------------
United Kingdom: 11.3%

 47,837       BOC Group PLC                                            652,167

 58,426       British Airways PLC                                      632,637

 93,136       British Telecommunications PLC                         1,150,768

110,893       Carlton Communications PLC                               990,596

140,400       General Electric Co. PLC                               1,210,810

112,625       National Grid Group PLC                                  759,722

 36,152       Railtrack Group PLC                                      886,732

 79,981       Reuters Group PLC                                        914,778

 34,079       Rio Tinto-Zinc Corp. PLC                                 384,087

179,323       Shell Transport & Trading PLC                          1,263,534

 80,920       SmithKline Beecham PLC                                   988,345

128,900       Unilever PLC                                           1,373,130
                                                                  ------------
              Total Investments in United Kingdom                   11,207,306
------------------------------------------------------------------------------
United States: 24.6%

 27,900     +*Advanced Micro Devices, Inc.                             476,044

 24,700       American Greetings Corp. Cl. A                         1,258,156

  6,300       Anheuser-Busch Co., Inc.                                 297,281

    900      *Biogen, Inc.                                              44,100

 21,100       Boeing Co.                                               940,269

  6,600      *Boston Scientific Corp.                                  472,725

  9,700       Charles Schwab Corp.                                     315,250

  4,700      *Chiron Corp.                                              73,731

 30,100       CINergy Corp.                                          1,053,500

 13,000       Duke Energy Corp.                                        770,250

 24,500       Electronic Data Systems Corp.                            980,000

 17,700       Enron Corp.                                              956,906

 22,100       Equity Residential Properties Trust                    1,048,369

 10,100       Exxon Corp.                                              720,256

 37,900       First Data Corp.                                       1,262,544

  5,600       Guidant Corp.                                            399,350

 12,200       International Business Machines Corp.                  1,400,713

  9,600       Lockheed Martin Corp.                                  1,016,400

 17,600       MBIA, Inc.                                             1,317,800

 19,300      +Newmont Mining Corp.                                     455,963

 30,600     +*Parametric Technology Corp.                              830,025

 24,700      +PG&E Corp.                                               779,594

 17,500       Praxair, Inc.                                            819,219

  9,900       Prologis Trust                                           247,500

 28,000      *Sabre Group Holdings, Inc. Cl. A                       1,064,000

 11,800     +*Sterling Commerce, Inc.                                  572,300

 19,300     +*Stillwater Mining Co.                                    523,513

 16,100     +*Tele-Communications International, Inc. Cl.A.            323,509

 18,800     +*Tele-Communications, Inc. Cl. A                          722,625

 25,300       UNUM Corp.                                             1,404,150

 15,000     +*USAirways Group, Inc.                                  1,188,750

 22,800       Williams Cos., Inc.                                      769,500
                                                                  ------------
                 Total Investments in United States                 24,504,292
------------------------------------------------------------------------------
                 TOTAL COMMON STOCK
                 (Cost: $72,232,044).............................   82,096,703
                                                                  ------------
------------------------------------------------------------------------------

                                    MSF-47

---------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
---------------------------------------------------------------------------
Schedule of Investments
---------------------------------------------------------------------------
SCUDDER GLOBAL EQUITY PORTFOLIO
June 30, 1998

                                                                  Value
 Shares                      Issue                              (Note 1A)
---------------------------------------------------------------------------
PREFERRED STOCK: 4.5%
---------------------------------------------------------------------------
Brazil: 1.0%
590,000       Companhia Cervejaria Brahma ADR                 $     367,299
 25,500     + Companhia Vale do Rio Doce ADR                        518,109
 28,600       Usinas Siderurgicas de Minas Gerais S/A ADR           143,912
                                                              -------------
                Total Investments in Brazil                       1,029,320
---------------------------------------------------------------------------

Germany: 3.5%
  6,700       RWE AG non-vtg.                                       286,434
 27,600       RWE AG                                              1,634,467
  2,277       SAP AG                                              1,546,661
                                                              -------------
                Total Investments in Germany                      3,467,562
---------------------------------------------------------------------------
              TOTAL PREFERRED STOCK
              (Cost: $3,309,692)...........................       4,496,882
                                                              -------------
---------------------------------------------------------------------------
 Face                                     Interest  Maturity        Value
Amount                 Issue                Rate      Date       (Note 1A)
---------------------------------------------------------------------------
CORPORATE BONDS: 0.1%
---------------------------------------------------------------------------
United
Kingdom  $   30,000  National Grid Group
                     PLC                   4.250%    2/17/08  $      57,166
                                                              -------------

              TOTAL CORPORATE BONDS
              (Cost: $49,740)..............................          57,166
                                                              -------------
---------------------------------------------------------------------------
FEDERAL TREASURY OBLIGATIONS: 8.0%
---------------------------------------------------------------------------
     +   3,790,000  U.S. Treasury Bond      6.375%    8/15/27     4,161,875
     +   1,670,000  U.S. Treasury Note      6.125%    8/15/07     1,737,585
         7,600,000  U.S. Treasury Strip        --     8/15/21     2,028,212
                                                              -------------

              TOTAL FEDERAL TREASURY OBLIGATIONS
              (Cost: $7,531,253)...........................       7,927,672
                                                              -------------
---------------------------------------------------------------------------
FOREIGN OBLIGATIONS: 2.0%
---------------------------------------------------------------------------
United
Kingdom     994,000  U.K. Treasury           8.500%    7/16/07    1,952,719
                                                              -------------

              TOTAL FOREIGN OBLIGATIONS
              (Cost: $1,760,713)...........................       1,952,719
                                                              -------------
---------------------------------------------------------------------------
 Face                                     Interest  Maturity        Value
Amount                 Issue                Rate      Date       (Note 1A)
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 1.5%
---------------------------------------------------------------------------
          $1,548,000 State Street Bank
                     Repurchase Agreement
                     (U.S. Treasury Bills
                     collateralized dated
                     7/1/98 due 2/15/04 @
                     13.750% with a
                     market value of
                     $1,579,607)            5.750%    7/01/98  $  1,548,000
                                                               ------------

              TOTAL REPURCHASE AGREEMENTS
              (Cost: $1,548,000)...........................       1,548,000
                                                                -----------
---------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 3.5%
---------------------------------------------------------------------------
           3,500,000 Federal National
                     Mortgage Association    5.850%    7/01/98    3,500,000
                                                                -----------

              TOTAL SHORT TERM OBLIGATIONS
              (Cost: $3,500,000)...........................       3,500,000
                                                                -----------
---------------------------------------------------------------------------
              TOTAL INVESTMENTS: 102.2%
              (Cost: $89,931,442)..........................     101,579,142
              OTHER ASSETS LESS LIABILITIES: (2.2)%........      (2,168,228)
                                                                -----------

              TOTAL NET ASSETS: 100.0%.....................     $99,410,914
                                                                ===========
---------------------------------------------------------------------------

LEGEND:
-------
* Non-income producing security.
+ Securities on loan.
  ADR (American depository receipt) represents ownership of foreign securities.

SECURITIES LENDING: (Note 7)
----------------------------
As of June 30, 1998, the market value of securities loaned was $8,046,124 with collateral backing valued at $8,798,457.

                      See Notes to Financial Statements.

                                    MSF-48

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Industry Diversification
--------------------------------------------------------------------------------
SCUDDER GLOBAL EQUITY PORTFOLIO
As a Percentage of Total Value of Investments

Aerospace............................................................    1.9%
Automotive...........................................................    1.0
Banking..............................................................    3.8
Biotechnology........................................................    0.1
Broadcasting.........................................................    2.7
Business Services....................................................    2.1
Chemicals............................................................   10.0
Construction Materials...............................................    0.9
Consumer Products....................................................    1.4
Consumer Services....................................................    0.3
Corporate............................................................    0.1
Drugs & Health Care..................................................    4.0
Electrical Equipment.................................................    1.2
Electronics..........................................................    1.4
Federal Treasury Obligations.........................................    7.8
Financial Services...................................................    4.3
Food & Beverages.....................................................    3.1
Forest Products & Paper..............................................    0.4
Government...........................................................    1.9
Government Sponsored: Federally Chartered............................    3.4
Insurance............................................................   12.6
Machinery............................................................    0.6
Medical Supply.......................................................    2.3
Metals-Gold..........................................................    0.5
Metals-Non-Ferrous...................................................    0.4
Metals-Steel & Iron..................................................    1.5
Mining...............................................................    0.7
Multi-Industry.......................................................    2.8
Office & Business Equipment..........................................    1.8
Oil-International....................................................    2.9
Oil-Services.........................................................    1.0
Printing & Publishing................................................    1.2
Real Estate..........................................................    1.8
Software.............................................................    3.9
Telecommunications Equipment & Services..............................    1.3
Tires & Rubber.......................................................    0.5
Transportation-Airlines..............................................    2.8
Transportation-Railroad..............................................    1.9
Utilities-Electric...................................................    4.6
Utilities-Gas Distribution & Pipelines...............................    0.9
Utilities-Telephone..................................................    2.2
                                                                       -----
                                                                       100.0%
                                                                       =====

See Notes to Financial Statements.

                                    MSF-49

--------------------------------------------------------------------------------
 Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)

                                                                                                                   State Street
                                                                                 State Street      State Street      Research
                                                                                  Research          Research          Money
                                                                                   Growth            Income           Market
                                                                                  Portfolio         Portfolio        Portfolio
                                                                               ----------------  --------------- ----------------
Assets:          Investments, at value (Note 1A)(1).......................... $  2,869,397,912   $  458,067,320  $    52,084,400
                 Cash .......................................................           96,265              661               --
                 Foreign currencies held at value (2) .......................               --               --               --
                 Receivable for investment securities sold ..................       49,937,562        1,631,850               --
                 Receivable for fund shares sold ............................           72,912           37,758               --
                 Receivable for dividends and interest ......................        3,299,534        6,536,535               --
                 Unrealized appreciation on forward contracts (Note 10) .....               --          577,447               --
                 Collateral for securities loaned (Note 7) ..................      196,234,283       35,471,748               --
                 Other assets ...............................................              121            2,291               16
                                                                              -----------------  --------------- ----------------
                           TOTAL ASSETS .....................................    3,119,038,589      502,325,610       52,084,416
                                                                              -----------------  --------------- ----------------

Liabilities:     Payable for investment securities purchased.................       11,893,679        8,833,321               --
                 Payable for capital stock repurchased ......................            4,955              647          352,053
                 Unrealized depreciation on forward contracts (Note 10) .....               --               --               --
                 Return of collateral for securities loaned (Note 7) ........      196,234,283       35,471,748               --
                 Accrued investment management fee (Note 3) .................        1,104,406          121,872            1,623
                 Accrued and other liabilities ..............................          220,641           34,631          876,589
                                                                              -----------------  --------------- ----------------
                           TOTAL LIABILITIES ................................      209,457,964       44,462,219        1,230,265
                                                                              -----------------  --------------- ----------------
Net Assets:                                                                   $  2,909,580,625   $  457,863,391  $    50,854,151
                                                                              =================  =============== ================
Composition
of Net Assets:   Paid-in-capital.............................................    2,093,804,515      432,905,536       49,765,350
                 Undistributed/(overdistributed) net investment
                   income/(loss).............................................       13,476,658       14,487,188        1,086,436
                 Net unrealized appreciation/(depreciation) .................      612,892,159        9,102,047               --
                 Accumulated net realized gain/(loss) .......................      189,407,293        1,368,620            2,365
                                                                              -----------------  --------------- ----------------
                           NET ASSETS ....................................... $  2,909,580,625   $  457,863,391  $    50,854,151
                                                                              =================  =============== ================
                           SHARES OUTSTANDING ...............................       78,227,065       34,709,967        4,775,302
                                                                              =================  =============== ================
                           NET ASSET VALUE PER SHARE ........................ $          37.19   $        13.19  $         10.65
                                                                              =================  =============== ================
                 Notes:
                 (1) Investments, at cost ................................... $  2,256,505,753   $  449,538,711  $    52,084,400
                 (2) Cost of foreign currency ...............................               --               --               --

                                                                                 State Street
                                                                                  Research
                                                                                 Diversified
                                                                                  Portfolio
                                                                             -----------------
Assets:          Investments, at value (Note 1A)(1).......................... $ 2,382,180,673
                 Cash .......................................................          69,767
                 Foreign currencies held at value (2) .......................              --
                 Receivable for investment securities sold ..................      30,588,571
                 Receivable for fund shares sold ............................         473,655
                 Receivable for dividends and interest ......................      17,020,536
                 Unrealized appreciation on forward contracts (Note 10) .....       1,315,758
                 Collateral for securities loaned (Note 7) ..................     262,949,759
                 Other assets ...............................................           6,383
                                                                             -----------------
                           TOTAL ASSETS .....................................   2,694,605,102
                                                                             -----------------
Liabilities:     Payable for investment securities purchased.................      14,593,110
                 Payable for capital stock repurchased ......................          62,097
                 Unrealized depreciation on forward contracts (Note 10) .....              --
                 Return of collateral for securities loaned (Note 7) ........     262,949,759
                 Accrued investment management fee (Note 3) .................         836,171
                 Accrued and other liabilities ..............................         185,134
                                                                             -----------------
                           TOTAL LIABILITIES ................................     278,626,271
                                                                             -----------------
Net Assets:                                                                   $ 2,415,978,831
                                                                             =================
Composition
of Net Assets:   Paid-in-capital.............................................   1,978,957,261
                 Undistributed/(overdistributed) net
                   investment income/(loss)..................................      32,567,414
                 Net unrealized appreciation/(depreciation) .................     280,316,126
                 Accumulated net realized gain/(loss) .......................     124,138,030
                                                                             -----------------
                           NET ASSETS ....................................... $ 2,415,978,831
                                                                             =================
                           SHARES OUTSTANDING ...............................     128,255,195
                                                                             =================
                           NET ASSET VALUE PER SHARE ........................ $         18.84
                                                                             =================
                 -------------------------------------------------------------------------------
                 Notes:
                 (1) Investments, at cost ................................... $ 2,103,171,159
                 (2) Cost of foreign currency ...............................              --

                 See Notes to Financial Statements



                                    MSF-50



  State Street                         State Street          Loomis
    Research           MetLife           Research            Sayles                            T. Rowe Price          Scudder
   Aggressive           Stock          International        High Yield          Janus            Small Cap            Global
     Growth             Index              Stock               Bond             Mid Cap            Growth             Equity
    Portfolio         Portfolio          Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
---------------    ---------------   ---------------    ---------------    ---------------    ---------------    ---------------
$ 1,479,123,230    $ 2,700,984,380   $   293,726,424    $    42,139,057    $   265,433,741    $   167,516,636    $   101,579,142
         31,849              6,300         5,740,999                996             60,392              4,177              4,339
             --                 --           419,295                 --                 --                 --                 --
     17,702,841            407,422         6,725,345             95,729            737,508            770,297          1,411,613
         68,234            352,762            21,309             25,855             78,538             74,189             40,581
        318,443          2,699,420           351,323            678,179             37,166             13,183            316,126
             --                 --                --                 --                 --                 --                 --
    253,322,040         42,298,160        13,805,885          1,206,905         24,689,236         20,231,868          8,798,457
             28             14,062           459,842              3,775                 --                 --             80,548
---------------    ---------------   ---------------    ---------------    ---------------    ---------------    ---------------
  1,750,566,665      2,746,762,506       321,250,422         44,150,496        291,036,581        188,610,350        112,230,806
---------------    ---------------   ---------------    ---------------    ---------------    ---------------    ---------------


      8,107,654                 --         3,573,974            152,963         22,658,848          4,952,294          3,925,959
          3,141                 --                --                 --                 --                 --                 --
             --                 --                --                 --            143,261                 --             10,455
    253,322,040         42,298,160        13,805,885          1,206,905         24,689,236         20,231,868          8,798,457
        819,716            537,959           185,110             24,436            130,673             66,830             57,592
         67,323            100,724           140,001             12,816             13,888             14,729             27,429
---------------    ---------------   ---------------    ---------------    ---------------    ---------------    ---------------
    262,319,874         42,936,843        17,704,970          1,397,120         47,635,906         25,265,721         12,819,892
---------------    ---------------   ---------------    ---------------    ---------------    ---------------    ---------------
$ 1,488,246,791    $ 2,703,825,663   $   303,545,452    $    42,753,376    $   243,400,675    $   163,344,629    $    99,410,914
===============    ===============   ===============    ===============    ===============    ===============    ===============


  1,110,182,380      1,653,986,536       259,627,985         43,228,642        204,140,673        153,996,156         86,333,950
     (3,102,187)        14,209,237         3,809,042          1,715,045           (188,738)            79,849            879,494
    239,769,503        986,371,354        50,921,649         (2,701,952)        34,473,911         14,012,159         11,637,868
    141,397,095         49,258,536       (10,813,224)           511,641          4,974,829         (4,743,535)           559,602
---------------    ---------------   ---------------    ---------------    ---------------    ---------------    ---------------
$ 1,488,246,791    $ 2,703,825,663   $   303,545,452    $    42,753,376    $   243,400,675    $   163,344,629    $    99,410,914
===============    ===============   ===============    ===============    ===============    ===============    ===============
     47,946,259         80,096,902        21,352,511          4,086,145         16,094,522         13,072,800          7,900,563
===============    ===============   ===============    ===============    ===============    ===============    ===============
$         31.04    $         33.76   $         14.22    $         10.46    $         15.12    $         12.49    $         12.58
===============    ===============   ===============    ===============    ===============    ===============    ===============

------------------------------------------------------------------------------------------------------------------------------------

$ 1,239,353,681    $ 1,714,613,026   $   242,845,569    $    44,840,427    $   230,817,032    $   153,504,477    $    89,931,442
             --                 --           406,628                 --                 --                 --                 --



                                    MSF-51

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1998 (unaudited)


                                                                                                         State Street
                                                                        State Street      State Street     Research   State Street
                                                                          Research          Research        Money        Research
                                                                           Growth            Income         Market     Diversified
                                                                          Portfolio        Portfolio      Portfolio     Portfolio
                                                                        ------------      ------------   -----------  ------------
Investment       Interest (Note 1B).................................... $  5,128,928      $14,567,979     $1,199,379  $ 35,532,893
Income:          Dividends (Note 1B)...................................   15,465,906               --             --     6,999,263
                                                                        ------------      -----------     ----------  ------------
                           Total investment income, net of
                             withholding taxes (1).....................   20,594,834       14,567,979      1,199,379    42,532,156
                                                                        ------------      -----------     ----------  ------------

Expenses:        Investment management fee (Note 3A)...................    6,295,601          710,237         52,921     4,748,462
                 Printing and distribution fees........................      337,885           60,191          6,437       283,682
                 Custodian and transfer agent fees.....................      190,235           79,573         22,019       215,518
                 Directors fees........................................        5,590            5,590          5,590         5,590
                 Other operating expenses..............................       22,223           16,541         12,971        22,155
                                                                        ------------      -----------     ----------  ------------
                           Total expenses before reimbursement.........    6,851,534          872,132         99,938     5,275,407
                                                                        ------------      -----------     ----------  ------------
                           Less:  expense reimbursement................           --               --             --            --
                                                                        ------------      -----------     ----------  ------------
                           Net expenses................................    6,851,534          872,132         99,938     5,275,407
                                                                        ------------      -----------     ----------  ------------

                           NET INVESTMENT INCOME/(LOSS)................   13,743,300       13,695,847      1,099,441    37,256,749
                                                                        ------------      -----------     ----------  ------------

Net Realized     Investments...........................................  190,902,582        4,104,107             --   120,477,019
Gain/(Loss) On:  Foreign currency transactions (Note 8)................      160,425          (77,384)            --      (189,027)
                                                                        ------------      -----------     ----------  ------------
                           NET REALIZED GAIN/(LOSS)....................  191,063,007        4,026,723             --   120,287,992
                                                                        ------------      -----------     ----------  ------------

Net Unrealized   Beginning of period investments and foreign
Appreciation/      currency holdings (Notes 8, 10).....................  355,872,622        7,694,955             --   179,266,518
(Depreciation):  End of period investments and foreign currency
                   holdings (Notes 8, 10)..............................  612,892,159        9,102,047             --   280,316,126
                                                                        ------------      -----------     ----------  ------------
                           NET UNREALIZED APPRECIATION/(DEPRECIATION).. 257,019,537        1,407,092              --  101,049,608
                                                                        ------------      -----------     ----------  ------------
                           NET INCREASE IN NET ASSETS RESULTING FROM
                             OPERATIONS................................ $461,825,844      $19,129,662     $1,099,441  $258,594,349
                                                                        ============      ===========     ==========  ============

                 ------------------------------------------------------------------------------------------------------------------
                 Notes:
                 (1) Income on securities loaned....................... $    117,349      $    14,449             --  $     71,128
                 (2) Withholding taxes................................. $    314,755      $   (25,741)            --  $     90,570
                 See Notes to Financial Statements.

                                    MSF-52



    State Street                        State Street       Loomis
      Research         MetLife           Research          Sayles                           T. Rowe Price         Scudder
     Aggressive         Stock          International      High Yield           Janus           Small Cap           Global
       Growth           Index              Stock            Bond              Mid Cap           Growth            Equity
      Portfolio        Portfolio         Portfolio        Portfolio          Portfolio         Portfolio         Portfolio
---------------     -------------    -------------     -------------     -------------     -------------     -------------
$     2,484,420     $     332,979    $     273,350     $   1,826,225     $     328,437     $     276,932     $     431,501
      1,974,678        17,574,954        3,363,974            49,808           207,186           247,442           818,219
---------------     -------------    -------------     -------------     -------------     -------------     -------------
      4,459,098        17,907,933        3,637,324         1,876,033           535,623           524,374         1,249,720
---------------     -------------    -------------     -------------     -------------     -------------     -------------

      5,004,137         2,953,530        1,081,166           124,154           600,704           349,248           286,939
        205,764           280,277           34,104             3,207            11,550            10,501             7,746
        111,456           217,366          305,154            39,659            60,752            57,544            91,327
          5,590             5,590            5,590             5,590             5,590             5,590             5,590
         19,016            19,717           49,581            14,179            14,322            14,299            14,250
---------------     -------------    -------------     -------------     -------------     -------------     -------------
      5,345,963         3,476,480        1,475,595           186,789           692,918           437,182           405,852
---------------     -------------    -------------     -------------     -------------     -------------     -------------
             --                --               --            26,473                --                --            39,080
---------------     -------------    -------------     -------------     -------------     -------------     -------------
      5,345,963         3,476,480        1,475,595           160,316           692,918           437,182           366,772
---------------     -------------    -------------     -------------     -------------     -------------     -------------
       (886,865)       14,431,453        2,161,729         1,715,717          (157,295)           87,192           882,948
---------------     -------------    -------------     -------------     -------------     -------------     -------------

    140,876,474        52,750,487        5,669,203           511,603         5,939,883        (4,317,099)          733,781
             --                61       (6,203,924)             (635)          (37,993)               --            73,534
---------------     -------------    -------------     -------------     -------------     -------------     -------------
    140,876,474        52,750,548         (534,721)          510,968         5,901,890        (4,317,099)          807,315
---------------     -------------    -------------     -------------     -------------     -------------     -------------

    196,900,177       680,466,140       (4,246,703)       (1,078,040)       10,847,186         5,049,772         1,942,819

    239,769,503       986,371,354       50,921,649        (2,701,952)       34,473,911        14,012,159        11,637,868
---------------     -------------    -------------     -------------     -------------     -------------     -------------
     42,869,326       305,905,214       55,168,352        (1,623,912)       23,626,725         8,962,387         9,695,049
---------------     -------------    -------------     -------------     -------------     -------------     -------------
$   182,858,935     $ 373,087,215    $  56,795,360     $     602,773     $  29,371,320     $   4,732,480     $  11,385,312
===============     =============    =============     =============     =============     =============     =============

------------------------------------------------------------------------------------------------------------------------------------

$       158,711     $      63,172    $      35,488     $       2,214     $      43,574     $      41,245     $      14,575
$        19,033     $     122,048    $     483,935     $       2,171     $       6,143     $         572     $      94,401


                                     MSF-53

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       State Street                    State Street
                                                                       Research Growth                 Research Income
                                                                          Portfolio                       Portfolio
                                                        -----------------------------------   -----------------------------------
Increase/(Decrease) in Net Assets From:                     For the Six                          For the Six
                                                            Months Ended       For the Year      Months Ended       For the Year
                                                              June 30,           Ended             June 30,            Ended
                                                                1998           December 31,          1998           December 31,
                                                            (Unaudited)           1997           (Unaudited)             1997
                                                        ---------------    ---------------    ---------------    ---------------
Operations:     Net investment income/(loss) ........   $    13,743,300    $    27,619,047    $    13,695,847    $    25,458,694
                Net realized gain/(loss) from
                  investment and foreign currency
                  transactions ......................       191,063,007        346,717,684          4,026,723          3,041,326
                Unrealized appreciation/
                  (depreciation) of investments
                  and foreign currency holdings .....       257,019,537        112,123,732          1,407,092          8,112,454
                                                        ---------------    ---------------    ---------------    ---------------
                Net increase/(decrease) in net
                  assets resulting from operations ..       461,825,844        486,460,463         19,129,662         36,612,474
                                                        ---------------    ---------------    ---------------    ---------------

Distributions   Net investment income .............                  --        (27,776,294)          (391,046)       (26,501,290)
to              Net realized gain from investment
Shareholders:     transactions ......................       (67,207,029)      (386,087,667)          (889,238)        (1,217,790)
                                                        ---------------    ---------------    ---------------    ---------------
                Total Distributions (Note 4) ........       (67,207,029)      (413,863,961)        (1,280,284)       (27,719,080)
                                                        ---------------    ---------------    ---------------    ---------------

Capital Share   Net proceeds from sale of shares ....       111,970,195        281,613,597         35,594,152         25,921,259
Transactions:   Net asset value of shares issued to
                  shareholders in reinvestment of
                  distributions .....................        67,207,029        413,863,961          1,280,284         27,719,080
                Shares redeemed .....................       (13,276,997)       (16,740,952)        (9,051,054)       (33,737,940)
                                                        ---------------    ---------------    ---------------    ---------------
                Net Capital Stock Transactions
                  (Note 9) ..........................       165,900,227        678,736,606         27,823,382         19,902,399
                                                        ---------------    ---------------    ---------------    ---------------
                NET INCREASE/(DECREASE) IN
                  NET ASSETS ........................       560,519,042        751,333,108         45,672,760         28,795,793
                NET ASSETS: Beginning of period .....     2,349,061,583      1,597,728,475        412,190,631        383,394,838
                                                        ---------------    ---------------    ---------------    ---------------
                NET ASSETS: End of period ...........   $ 2,909,580,625    $ 2,349,061,583    $   457,863,391    $   412,190,631
                                                        ===============    ===============    ===============    ===============

                                                                   State Street
                                                                Research Money Market
                                                                      Portfolio
                                                        ----------------------------------
Increase/(Decrease) in Net Assets From:                    For the Six
                                                          Months Ended      For the Year
                                                            June 30,           Ended
                                                             1998           December 31,
                                                          (Unaudited)           1997
                                                        ---------------    ---------------
Operations:     Net investment income/(loss) ........   $     1,099,441    $     2,140,715
                Net realized gain/(loss) from
                  investment and foreign currency
                  transactions ......................                --                561
                Unrealized appreciation/
                  (depreciation) of investments
                  and foreign currency holdings .....                --                 --
                                                        ---------------    ---------------
                Net increase/(decrease) in net
                  assets resulting from operations ..         1,099,441          2,141,276
                                                        ---------------    ---------------

Distributions   Net investment income .............                  --         (2,143,228)
to              Net realized gain from investment
Shareholders:     transactions ......................                --               (561)
                                                        ---------------    ---------------
                Total Distributions (Note 4) ........                --         (2,143,789)
                                                        ---------------    ---------------

Capital Share   Net proceeds from sale of shares ....        29,808,838         25,785,388
Transactions:   Net asset value of shares issued to
                  shareholders in reinvestment of
                  distributions .....................                --          2,143,789
                Shares redeemed .....................       (19,533,967)       (30,083,456)
                                                        ---------------    ---------------
                Net Capital Stock Transactions
                  (Note 9) ..........................        10,274,871         (2,154,279)
                                                        ---------------    ---------------
                NET INCREASE/(DECREASE) IN
                  NET ASSETS ........................        11,374,312         (2,156,792)
                NET ASSETS: Beginning of period .....        39,479,839         41,636,631
                                                        ---------------    ---------------
                NET ASSETS: End of period ...........   $    50,854,151    $    39,479,839
                                                        ===============    ===============
--------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                     MSF-54


        State Street                     State Street                              MetLife                  State Street Research
    Research Diversified         Research Aggressive Growth                      Stock Index                 International Stock
          Portfolio                        Portfolio                              Portfolio                       Portfolio
------------------------------   ----------------------------------   -------------------------------   ---------------------------
For the Six                          For the Six                        For the Six                      For the Six
Months Ended        For the Year     Months Ended      For the Year     Months Ended     For the Year   Months Ended   For the Year
   June 30,            Ended           June 30,           Ended           June 30,        Ended            June 30,       Ended
    1998             December 31,        1998          December 31,        1998         December 31,        1998       December 31,
 (Unaudited)            1997          (Unaudited)          1997          (Unaudited)       1997          (Unaudited)      1997
--------------- ---------------- ----------------- ---------------- ---------------  ---------------  -------------- --------------
$    37,256,749  $    60,099,946  $      (886,865) $    (1,316,297) $    14,431,453  $    23,100,778  $   2,161,729  $   2,309,120

    120,287,992      216,669,622      140,876,474       30,729,705       52,750,548       17,206,056       (534,721)     7,855,657

    101,049,608       39,574,009       42,869,326       60,037,942      305,905,214      376,814,539     55,168,352    (15,285,575)
--------------- ---------------- ----------------- ---------------- ---------------  ---------------  -------------- --------------

    258,594,349      316,343,577      182,858,935       89,451,350      373,087,215      417,121,373     56,795,360     (5,120,798)
--------------- ---------------- ----------------- ---------------- ---------------  ---------------  -------------- --------------
             --      (61,064,178)              --               --               --      (23,568,303)      (661,807)            --

    (34,673,093)    (237,658,263)     (15,925,025)     (55,883,502)      (2,581,292)     (16,507,210)            --             --
--------------- ---------------- ----------------- ---------------- ---------------  ---------------  -------------- --------------
    (34,673,093)    (298,722,441)     (15,925,025)     (55,883,502)      (2,581,292)     (40,075,513)      (661,807)            --
--------------- ---------------- ----------------- ---------------- ---------------  ---------------  -------------- --------------
    178,114,520      226,893,034       29,198,698      103,191,357      322,120,312      496,672,317     61,881,445     49,148,625

     34,673,093      298,722,441       15,925,025       55,883,502        2,581,292       40,075,513        661,807             --
     (2,961,752)      (9,846,064)    (115,766,454)    (122,536,459)     (11,861,900)     (15,610,988)   (82,220,162)   (80,764,501)
--------------- ---------------- ----------------- ---------------- ---------------  ---------------  -------------- --------------

    209,825,861      515,769,411      (70,642,731)      36,538,400      312,839,704      521,136,842    (19,676,910)   (31,615,876)
--------------- ---------------- ----------------- ---------------- ---------------  ---------------  -------------- --------------
    433,747,117      533,390,547       96,291,179       70,106,248      683,345,627      898,182,702     36,456,643    (36,736,674)
  1,982,231,714    1,448,841,167    1,391,955,612    1,321,849,364    2,020,480,036    1,122,297,334    267,088,809    303,825,483
--------------- ---------------- ----------------- ---------------- ---------------  ---------------  -------------- --------------
$ 2,415,978,831  $ 1,982,231,714  $ 1,488,246,791  $ 1,391,955,612  $ 2,703,825,663  $ 2,020,480,036  $ 303,545,452  $ 267,088,809
=============== ================ ================= ================ ===============  ===============  ============== ==============

------------------------------------------------------------------------------------------------------------------------------------

                                     MSF-55

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Financial Statements
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                                                   Loomis Sayles                        Janus
                                                                  High Yield Bond                      Mid Cap
                                                                     Portfolio                        Portfolio
                                                          -------------------------------   -------------------------------
Increase/(Decrease) in Net Assets From:                                        For the                           For the
                                                          For the Six          Period       For the Six          Period
                                                          Months Ended         March 3,     Months Ended         March 3,
                                                            June 30,           1997 to         June 30,         1997 to
                                                              1998           December 31,       1998           December 31,
                                                          (Unaudited)           1997         (Unaudited)          1997
                                                        --------------   ---------------- --------------   ----------------
Operations:        Net investment income/(loss) .....   $    1,715,717   $        918,473 $    (157,295)   $         40,370
                   Net realized gain/(loss) from
                     investment and foreign currency
                     transactions ...................          510,968            325,936     5,901,890            (591,976)
                   Unrealized appreciation/
                     (depreciation) of investments
                     and foreign currency holdings ..       (1,623,912)        (1,078,040)   23,626,725          10,847,186
                                                        --------------   ---------------- --------------   ----------------
                   Net increase/(decrease) in net
                     assets resulting from operations          602,773            166,369    29,371,320          10,295,580
                                                        --------------   ---------------- --------------   ----------------
Distributions to   Net investment income ............               --           (919,145)           --             (71,815)
Shareholders:      Net realized gain from investment
                     transactions ...................           (8,184)          (317,080)           --            (335,084)
                                                        --------------   ---------------- --------------   ----------------
                   Total Distributions (Note 4) .....           (8,184)        (1,236,225)           --            (406,899)
                                                        --------------   ---------------- --------------   ----------------
Capital Share      Net proceeds from sale of shares .       16,008,057         29,791,455   111,140,990          93,684,756
Transactions:      Net asset value of shares issued to
                     shareholders in reinvestment of
                     distributions ..................            8,184          1,236,225            --             406,899
                   Shares redeemed ..................       (1,661,120)        (2,154,158)     (963,276)           (128,695)
                                                        --------------   ---------------- --------------   ----------------
                   Net Capital Stock Transactions
                     (Note 9) .......................       14,355,121         28,873,522   110,177,714          93,962,960
                                                        --------------   ---------------- --------------   ----------------
                   NET INCREASE/(DECREASE) IN
                     NET ASSETS .....................       14,949,710         27,803,666   139,549,034         103,851,641
                   NET ASSETS: Beginning of period ..       27,803,666                 --   103,851,641                  --
                                                        --------------   ---------------- --------------   ----------------
                   NET ASSETS: End of period ........   $   42,753,376   $     27,803,666  $243,400,675    $    103,851,641
                                                        ==============   ================ ==============   ================

                                                                 T. Rowe Price
                                                               Small Cap Growth
                                                                  Portfolio
                                                        -------------------------------
Increase/(Decrease) in Net Assets From:                                      For the
                                                          For the Six        Period
                                                          Months Ended       March 3,
                                                            June 30,         1997 to
                                                              1998         December 31,
                                                          (Unaudited)         1997
                                                        --------------   --------------
Operations:        Net investment income/(loss) .....   $      87,192    $       2,812
                   Net realized gain/(loss) from
                     investment and foreign currency
                     transactions ...................      (4,317,099)        (426,436)
                   Unrealized appreciation/
                     (depreciation) of investments
                     and foreign currency holdings ..       8,962,387        5,049,772
                                                        -------------    -------------
                   Net increase/(decrease) in net
                     assets resulting from operations       4,732,480        4,626,148
                                                        -------------    -------------
Distributions to   Net investment income ............              --          (10,155)
Shareholders:      Net realized gain from investment
                     transactions ...................              --               --
                                                        -------------    -------------
                   Total Distributions (Note 4) .....              --          (10,155)
                                                        -------------    -------------
Capital Share      Net proceeds from sale of shares .     100,779,109      107,739,742
Transactions:      Net asset value of shares issued to
                     shareholders in reinvestment of
                     distributions ..................              --           10,155
                   Shares redeemed ..................     (36,186,966)     (18,345,884)
                                                        -------------    -------------
                   Net Capital Stock Transactions
                     (Note 9) .......................      64,592,143       89,404,013
                                                        -------------    -------------
                   NET INCREASE/(DECREASE) IN
                     NET ASSETS .....................      69,324,623       94,020,006
                   NET ASSETS: Beginning of period ..      94,020,006               --
                                                        -------------    -------------
                   NET ASSETS: End of period ........   $ 163,344,629    $  94,020,006
                                                        =============    =============
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                     MSF-56

                                                                     Scudder
                                                                   Global Equity
                                                                     Portfolio
                                                           --------------------------------
                                                                                For the
                                                            For the Six         Period
                                                            Months Ended        March 3,
                                                              June 30,          1997 to
                                                               1998           December 31,
                                                            (Unaudited)           1997
                                                           ------------       ------------
Increase/(Decrease) in Net Assets From:
Operations:
Net investment income/(loss) ............................  $    882,948       $    559,500
Net realized gain/(loss) from investment
    and foreign currency transactions ...................       807,315            (37,763)
Unrealized appreciation/(depreciation) of
    investments and foreign currency holdings ...........     9,695,049          1,942,819
                                                           ------------       ------------
Net increase/(decrease) in net
    assets resulting from operations.....................    11,385,312          2,464,556
                                                           ------------       ------------
Distributions to Shareholders:
Net investment income ...................................            --           (562,955)
Net realized gain from investment transactions ..........      (129,023)           (80,927)
                                                           ------------       ------------
          Total Distributions (Note 4) ..................      (129,023)          (643,882)
                                                           ------------       ------------
Capital Share Transactions:
Net proceeds from sale of shares ........................    38,265,243         63,644,896
Net asset value of shares issued to
    shareholders in reinvestment of distributions .......       129,023            643,882
Shares redeemed .........................................   (10,951,783)        (5,397,310)
                                                           ------------       ------------

Net Capital Stock Transactions (Note 9) .................    27,442,483         58,891,468
                                                           ------------       ------------

NET INCREASE/(DECREASE) IN NET ASSETS ...................    38,698,772         60,712,142
    NET ASSETS: Beginning of period .....................    60,712,142                 --
                                                           ------------       ------------
    NET ASSETS: End of period ...........................  $ 99,410,914       $ 60,712,142
                                                           ============       ============

                                    MSF-57

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                        State Street Research Growth Portfolio
                                                    --------------------------------------------------------------------------------
                                                     For the Six
                                                     Months Ended                     Year Ended December 31,
                                                    June 30, 1998   ----------------------------------------------------------------
                                                     (unaudited)      1997          1996           1995         1994         1993
                                                     -----------      ----          ----           ----         ----         ----
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: Beginning of period ............       $31.92        $30.51        $27.56         $21.81       $23.27       $21.72
------------------------------------------------------------------------------------------------------------------------------------

Investment Operations:
----------------------
  Net investment income .........................         0.18          0.44          0.36           0.35         0.30         0.28
  Net realized and unrealized gain/(loss) .......         5.98          7.72          5.78           6.83        (1.06)        3.24
                                                      --------      --------      --------       --------     --------     --------
        Total From Investment Operations ........         6.16          8.16          6.14           7.18        (0.76)        3.52
                                                      --------      --------      --------       --------     --------     --------

Less Distributions:
-------------------
  Dividends from net investment income ..........        --            (0.44)        (0.36)         (0.35)       (0.30)       (0.28)
  Distributions from net realized capital gains .        (0.89)        (6.31)        (2.83)         (1.08)       (0.40)       (1.69)
                                                      --------      --------      --------       --------     --------     --------
        Total Distributions .....................        (0.89)        (6.75)        (3.19)         (1.43)       (0.70)       (1.97)
                                                      --------      --------      --------       --------     --------     --------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: End of period ..................       $37.19        $31.92        $30.51         $27.56       $21.81       $23.27
------------------------------------------------------------------------------------------------------------------------------------

  Total Return ..................................        19.40%        28.36%        22.18%         33.14%       (3.25)%      14.40%

Supplemental Data/Significant Ratios:
-------------------------------------
  Net assets at end of period (000's) ...........   $2,909,581    $2,349,062    $1,597,728     $1,094,751     $746,433     $640,413
  Operating expenses to average net assets (1) ..         0.54%         0.43%         0.29%          0.31%        0.32%        0.28%
  Net investment income to average net assets (1)         1.08%         1.37%         1.29%          1.46%        1.40%        1.19%
  Portfolio turnover (2) ........................        38.02%        82.81%        93.05%         45.52%       57.27%       66.27%

------------------------------------------------------------------------------------------------------------------------------------

    Notes:
    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
     (1) Ratios for the six months ended June 30, 1998 have been determined on annualized operating results for the period. Twelve-month results may be different.
     (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1998 amounted to $1,035,033,533 and $938,155,848, respectively.

    See Notes to Financial Statements.

                                    MSF-58

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

(For a share outstanding throughout each period)


                                                                       State Street Research Income Portfolio
                                                   --------------------------------------------------------------------------
                                                   For the Six
                                                   Months Ended                   Year Ended December 31,
                                                  June 30, 1998  ------------------------------------------------------------
                                                   (unaudited)        1997       1996        1995         1994        1993
                                                   -----------        ----       ----        ----         ----        ----
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  Beginning of period............       $12.66      $12.36      $12.73      $11.32       $12.59      $12.22
-----------------------------------------------------------------------------------------------------------------------------

Investment Operations:
---------------------
  Net investment income..........................         0.39        0.83        0.82        0.83         0.91        0.83
  Net realized and unrealized gain/(loss)........         0.18        0.38       (0.36)       1.38        (1.31)       0.86
                                                    ----------   ---------   ---------   ---------    ---------    --------
        Total From Investment Operations.........         0.57        1.21        0.46        2.21        (0.40)       1.69
                                                    ----------   ---------   ---------   ---------    ---------    --------
Less Distributions:
-------------------
  Dividends from net investment income...........        (0.01)      (0.87)      (0.81)      (0.80)       (0.87)      (0.88)
  Distributions from net realized capital gains..        (0.03)      (0.04)      (0.02)         --           --       (0.44)
                                                    ----------   ---------   ---------   ---------    ---------    --------
        Total Distributions......................        (0.04)      (0.91)      (0.83)      (0.80)       (0.87)      (1.32)
                                                    ----------   ---------   ---------   ---------    ---------    --------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  End of period..................       $13.19      $12.66      $12.36      $12.73       $11.32      $12.59
-----------------------------------------------------------------------------------------------------------------------------
  Total Return...................................         4.49%       9.83%       3.60%      19.55%       (3.15)%     11.36%

Supplemental Data/Significant Ratios:
-------------------------------------
  Net assets at end of period (000's)............     $457,863    $412,191    $383,395    $349,913     $275,659    $299,976
  Operating expenses to average net assets (1)...         0.40%       0.38%       0.32%       0.34%        0.35%       0.32%
  Net investment income to average net assets (1)         6.29%       6.57%       6.64%       7.01%        7.02%       6.39%
  Portfolio turnover (2).........................        53.80%     121.92%      92.90%     102.88%      141.15%     136.98%
-----------------------------------------------------------------------------------------------------------------------------

  Notes:

  Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

    (1) Ratios for the six months ended June 30, 1998 have been determined on annualized operating results for the period. Twelve-month results may be different.

    (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1998 amounted to $274,992,671 and $224,426,095, respectively.

    See Notes to Financial Statements.

                                     MSF-59

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                    State Street Research Money Market Portfolio
                                                ------------------------------------------------------------------------------------
                                                 For the Six
                                                Months Ended                         Year Ended December 31,
                                                June 30, 1998  ---------------------------------------------------------------------
                                                 (unaudited)     1997           1996           1995           1994           1993
                                                 -----------     ----           ----           ----           ----           ----
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  Beginning of period ...........  $10.38        $10.44         $10.45         $10.48         $10.49         $10.52
------------------------------------------------------------------------------------------------------------------------------------

Investment Operations:
---------------------
  Net investment income .........................    0.27          0.54           0.53           0.59           0.40           0.28
                                                   ------        ------         ------         ------         ------         ------

        Total From Investment Operations ........    0.27          0.54           0.53           0.59           0.40           0.28
                                                   ------        ------         ------         ------         ------         ------

Less Distributions:
-------------------
  Dividends from net investment income ..........   --            (0.60)         (0.54)         (0.62)         (0.41)         (0.31)
                                                   ------        ------         ------         ------         ------         ------

        Total Distributions .....................   --            (0.60)         (0.54)         (0.62)         (0.41)         (0.31)
                                                   ------        ------         ------         ------         ------         ------

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  End of period .................  $10.65        $10.38         $10.44         $10.45         $10.48         $10.49
------------------------------------------------------------------------------------------------------------------------------------

  Total Return ..................................    2.60%         5.21%          5.01%          5.59%          3.85%          2.90%

Supplemental Data/Significant Ratios:
-------------------------------------
  Net assets at end of period (000's) ........... $50,854       $39,480        $41,637        $40,456        $39,961        $44,321
  Operating expenses to average net assets (1) ..    0.47%         0.49%          0.43%          0.49%          0.44%          0.38%
  Net investment income to average net assets (1)    5.12%         5.08%          4.92%          5.39%          3.76%          2.85%

------------------------------------------------------------------------------------------------------------------------------------

  Notes:

  Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

    (1) Ratios for the six months ended June 30, 1998 have been determined on annualized operating results for the period. Twelve-month results may be different.

    See Notes to Financial Statements.

                                    MSF-60

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                        State Street Research Diversified Portfolio
                                                    --------------------------------------------------------------------------------
                                                     For the Six
                                                    Months Ended                      Year Ended December 31,
                                                    June 30, 1998  -----------------------------------------------------------------
                                                     (unaudited)     1997          1996          1995        1994          1993
                                                     -----------     ----          ----          ----        ----          ----
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: Beginning of period ............      $16.98        $16.67        $15.95        $13.40      $14.41        $13.58
------------------------------------------------------------------------------------------------------------------------------------

Investment Operations:
---------------------
  Net investment income .........................        0.29          0.60          0.55          0.59        0.51          0.46
  Net realized and unrealized gain/(loss) .......        1.85          2.71          1.77          3.02       (0.95)         1.58
                                                      --------      --------      --------      --------    --------      --------
        Total From Investment Operations ........        2.14          3.31          2.32          3.61       (0.44)         2.04
                                                      --------      --------      --------      --------    --------      --------
Less Distributions:
------------------
  Dividends from net investment income ..........       --            (0.60)        (0.53)        (0.58)      (0.50)        (0.54)
  Distributions from net realized capital gains .       (0.28)        (2.40)        (1.07)        (0.48)      (0.07)        (0.67)
                                                      --------      --------      --------      --------    --------      --------
        Total Distributions .....................       (0.28)        (3.00)        (1.60)        (1.06)      (0.57)        (1.21)
                                                      --------      --------      --------      --------    --------      --------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: End of period ..................      $18.84        $16.98        $16.67        $15.95      $13.40        $14.41
------------------------------------------------------------------------------------------------------------------------------------

  Total Return ..................................       12.65%        20.58%        14.52%        27.03%      (3.06)%       12.75%

Supplemental Data/Significant Ratios:
------------------------------------
  Net assets at end of period (000's) ...........  $2,415,979    $1,982,232    $1,448,841    $1,114,834    $892,826      $743,798
  Operating expenses to average net assets (1) ..        0.48%         0.40%         0.29%         0.31%       0.32%         0.29%
  Net investment income to average net assets (1)        3.38%         3.50%         3.38%         3.92%       3.66%         3.16%
  Portfolio turnover (2) ........................       52.62%       114.79%        91.07%        79.29%      96.49%        95.84%
------------------------------------------------------------------------------------------------------------------------------------

    Notes:

    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

      (1) Ratios for the six months ended June 30, 1998 have been determined on annualized operating results for the period. Twelve-month results may be different.

      (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1998 amounted to $1,303,201,075 and $1,087,548,177, respectively.

See Notes to Financial Statements.

                                    MSF-61

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                      State Street Research Aggressive Growth Portfolio
                                                     -------------------------------------------------------------------------------
                                                      For the Six
                                                      Months Ended                      Year Ended December 31,
                                                     June 30, 1998   ---------------------------------------------------------------
                                                      (unaudited)      1997          1996         1995         1994         1993
                                                      -----------      ----          ----         ----         ----         ----
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: Beginning of period ............       $27.61         $27.11        $25.87       $22.05       $22.54       $19.52
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
----------------------
  Net investment income .........................        (0.02)         (0.03)        (0.02)       (0.01)        0.05         0.04
  Net realized and unrealized gain/(loss) .......         3.79           1.67          2.01         6.50        (0.48)        5.06
                                                      --------        -------       -------      -------      -------      -------
        Total From Investment Operations ........         3.77           1.64          1.99         6.49        (0.43)        5.10
                                                      --------        -------       -------      -------      -------      -------
Less Distributions:
-------------------
  Dividends from net investment income ..........        --             --            --           --           (0.05)       (0.06)
  Distributions from net realized capital gains .        (0.34)         (1.14)        (0.75)       (2.67)       (0.01)       (2.02)
                                                      --------        -------       -------      -------      -------      -------
        Total Distributions .....................        (0.34)         (1.14)        (0.75)       (2.67)       (0.06)       (2.08)
                                                      --------        -------       -------      -------      -------      -------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: End of period ..................       $31.04         $27.61        $27.11       $25.87       $22.05       $22.54
------------------------------------------------------------------------------------------------------------------------------------

  Total Return ..................................        13.65%          6.67%         7.72%       29.50%       (1.88)%      22.63%

Supplemental Data/Significant Ratios:
-------------------------------------
  Net assets at end of period (000's) ...........   $1,488,247     $1,391,956    $1,321,849     $958,915     $590,047     $387,949
  Operating expenses to average net assets (1) ..         0.74%          0.81%         0.79%        0.81%        0.82%        0.79%
  Net investment income to average net assets (1)        (0.12)%        (0.10)%       (0.11)%      (0.06)%       0.24%        0.18%
  Portfolio turnover (2) ........................        60.34%        219.08%       221.23%      255.83%      186.52%      120.82%
------------------------------------------------------------------------------------------------------------------------------------

    Notes:
    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
      (1) Ratios for the six months ended June 30, 1998 have been determined on annualized operating results for the period. Twelve-month results may be different.
      (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1998 amounted to $820,794,661 and $869,559,809, respectively.
    See Notes to Financial Statements.

                                    MSF-62

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)


                                                                                MetLife Stock Index Portfolio
                                                      ------------------------------------------------------------------------------
                                                       For the Six
                                                       Months Ended                      Year Ended December 31,
                                                      June 30, 1998   ------------------------------------------------------------
                                                       (unaudited)      1997           1996        1995        1994         1993
                                                       -----------      ----           ----        ----        ----         ----
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: Beginning of period ............        $28.78         $22.23         $18.56      $13.87      $14.25       $13.27
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
----------------------
  Net investment income .........................          0.18           0.34           0.33        0.32        0.33         0.35
  Net realized and unrealized gain/(loss) .......          4.83           6.79           3.88        4.79       (0.17)        0.98
                                                        -------        -------        -------     -------     -------      -------
        Total From Investment Operations ........          5.01           7.13           4.21        5.11        0.16         1.33
                                                        -------        -------        -------     -------     -------      -------
Less Distributions:
-------------------
  Dividends from net investment income ..........            --          (0.34)         (0.33)      (0.32)      (0.32)       (0.35)
  Distributions from net realized capital gains..         (0.03)         (0.24)         (0.21)      (0.10)      (0.22)          --
                                                        -------        -------        -------     -------     -------      -------
        Total Distributions .....................         (0.03)         (0.58)         (0.54)      (0.42)      (0.54)       (0.35)
                                                        -------        -------        -------     -------     -------      -------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE: End of period ..................        $33.76         $28.78         $22.23      $18.56      $13.87       $14.25
------------------------------------------------------------------------------------------------------------------------------------
  Total Return ..................................         17.42%         32.19%         22.66%      36.87%       1.18%        9.54%

Supplemental Data/Significant Ratios:
-------------------------------------
  Net assets at end of period (000's) ...........    $2,703,826     $2,020,480     $1,122,297    $635,823    $363,001     $282,700
  Operating expenses to average net assets (1) ..          0.29%          0.33%          0.30%       0.32%       0.33%        0.32%
  Net investment income to average
    net assets (1)...............................          1.21%          1.47%          1.91%       2.22%       2.51%        2.51%
  Portfolio turnover (2) ........................          8.29%         10.69%         11.48%       6.35%       6.66%       13.99%
------------------------------------------------------------------------------------------------------------------------------------

    Notes:
    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
      (1) Ratios for the six months ended June 30, 1998 have been determined on annualized operating results for the period. Twelve-month results may be different.
      (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1998 amounted to $524,492,805 and $196,816,254, respectively.
    See Notes to Financial Statements.

                                    MSF-63

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)


                                                                     State Street Research International Stock Portfolio
                                                         ---------------------------------------------------------------------------
                                                          For the Six
                                                          Months Ended                     Year Ended December 31,
                                                         June 30, 1998  ------------------------------------------------------------
                                                          (unaudited)     1997        1996         1995         1994         1993
                                                          -----------     ----        ----         ----         ----         ----
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  Beginning of period.....................  $11.67        $11.95      $12.29       $12.30       $12.33        $8.63
------------------------------------------------------------------------------------------------------------------------------------

Investment Operations:
----------------------
  Net investment income...................................    0.11         0.10         0.07         0.03         0.08         0.02
  Net realized and unrealized gain/(loss).................    2.47        (0.38)       (0.28)        0.07         0.54         4.52
                                                            ------       ------       ------       ------       ------       ------
        Total From Investment Operations..................    2.58        (0.28)       (0.21)        0.10         0.62         4.54
                                                            ------       ------       ------       ------       ------       ------
Less Distributions:
  Dividends from net investment income....................   (0.03)          --           --        (0.04)          --        (0.26)
  Distributions from net realized capital gains...........      --           --        (0.13)       (0.07)       (0.65)       (0.58)
                                                            ------       ------       ------       ------       ------       ------
        Total Distributions ..............................   (0.03)          --        (0.13)       (0.11)       (0.65)       (0.84)
                                                            ------       ------       ------       ------       ------       ------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  End of period ..........................  $14.22       $11.67       $11.95       $12.29       $12.30       $12.33
------------------------------------------------------------------------------------------------------------------------------------
  Total Return ...........................................   22.12%       (2.34)%      (1.77)%       0.84%        5.08%       47.76%

Supplemental Data/Significant Ratios:
-------------------------------------
  Net assets at end of period (000's) ....................$303,545     $267,089     $303,826     $297,461     $272,952     $120,781
  Net expenses to average net assets (Note 3) (1) ........    1.02%        1.03%        0.97%        1.01%        1.04%        1.14%
  Operating expenses to average net assets before
    voluntary expense reimbursements (Note 3) (1) ........     N/A          N/A          N/A          N/A          N/A         1.15%
  Net investment income to average net assets (1) ........    1.49%        0.77%        0.56%        0.21%        0.80%        0.15%
  Net investment income to average net assets before
    voluntary expense reimbursements (Note 3) (1) ........     N/A          N/A          N/A          N/A          N/A         0.15%
  Portfolio turnover (2) .................................   59.45%      182.11%      116.67%       86.24%       65.84%       88.90%
------------------------------------------------------------------------------------------------------------------------------------

    Notes:

    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

       (1) Ratios for the six months ended June 30, 1998 have been determined on annualized operating results for the period. Twelve-months results may be different.

       (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1998 amounted to $166,954,243 and $180,229,673, respectively.

     See Notes to Financial Statements.

                                    MSF-64

--------------------------------------------------------------------------------
 Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                        Loomis Sayles
                                                                   High Yield Bond Portfolio
                                                               -----------------------------------
                                                                For the Six       For the Period
                                                               Months Ended       March 3, 1997 to
                                                               June 30, 1998       December 31,
                                                                (unaudited)            1997
                                                              ---------------     ----------------
--------------------------------------------------------------------------------------------------
NET ASSET VALUE:  Beginning of period ......................... $   10.14           $   10.00
--------------------------------------------------------------------------------------------------

Investment Operations:
----------------------
  Net investment income .......................................      0.42                0.35
  Net realized and unrealized gain/(loss) .....................     (0.10)               0.26
                                                                ---------           ---------
        Total From Investment Operations ......................      0.32                0.61
                                                                ---------           ---------
Less Distributions:
------------------
  Dividends from net investment income ........................        --               (0.35)
  Distributions from net realized capital gains ...............        --(3)            (0.12)
                                                                ---------           ---------
        Total Distributions ...................................        --               (0.47)
                                                                ---------           ---------
--------------------------------------------------------------------------------------------------
NET ASSET VALUE:  End of period ............................... $   10.46           $   10.14
--------------------------------------------------------------------------------------------------

  Total Return ................................................      3.18%               6.18%

Supplemental Data/Significant Ratios:
-------------------------------------
  Net assets at end of period (000's).......................... $  42,753           $  27,804
  Net expenses to average net assets (Note 3) (1) .............      0.90%               0.83%
  Operating expenses to average net assets before voluntary
    expense reimbursements (Note 3) (1) .......................      1.05%               1.35%
  Net investment income to average net assets (1) .............      9.62%               7.04%
  Net investment income to average net assets before voluntary
    expense reimbursements (Note 3) (1) .......................      9.47%               6.52%
  Portfolio turnover (2) ......................................     28.48%              39.26%

--------------------------------------------------------------------------------------------------
                                                                               Janus
                                                                        Mid Cap Portfolio
                                                               -----------------------------------
                                                               For the Six          For the Period
                                                               Months Ended       March 3, 1997 to
                                                               June 30, 1998         December 31,
                                                                (unaudited)             1997
                                                              ---------------     ----------------
--------------------------------------------------------------------------------------------------
NET ASSET VALUE:  Beginning of period ......................... $   12.77           $   10.00
--------------------------------------------------------------------------------------------------

Investment Operations:
----------------------
  Net investment income .......................................     (0.01)               0.01
  Net realized and unrealized gain/(loss) .....................      2.36                2.81
                                                                ---------           ---------
        Total From Investment Operations ......................      2.35                2.82
                                                                ---------           ---------
Less Distributions:
------------------
  Dividends from net investment income ........................        --               (0.01)
  Distributions from net realized capital gains ...............        --               (0.04)
                                                                ---------           ---------
        Total Distributions ...................................        --               (0.05)
                                                                ---------           ---------
--------------------------------------------------------------------------------------------------
NET ASSET VALUE:  End of period ............................... $   15.12           $   12.77
--------------------------------------------------------------------------------------------------

  Total Return ................................................     18.48%              28.22%

Supplemental Data/Significant Ratios:
-------------------------------------
  Net assets at end of period (000's).......................... $ 243,401           $ 103,852
  Net expenses to average net assets (Note 3) (1) .............      0.83%               0.85%
  Operating expenses to average net assets before voluntary
    expense reimbursements (Note 3) (1) .......................       N/A                0.99%
  Net investment income to average net assets (1) .............     (0.19)%              0.10%
  Net investment income to average net assets before voluntary
    expense reimbursements (Note 3) (1) .......................       N/A               (0.04)%
  Portfolio turnover (2) ......................................     45.49%              74.70%

--------------------------------------------------------------------------------
    Notes:

   Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

     (1) Ratios for the six months ended June 30, 1998 have been determined on annualized operating results for the period. Twelve-month results may be different.

     (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1998 amounted to:
         $25,878,485 and $9,821,970 for the Loomis Sayles High Yield Bond Portfolio, $188,671,364 and $73,994,203 for the Janus Mid Cap Portfolio, respectively.

     (3) Less than $.005 per share.

   See Notes to Financial Statements.

                                    MSF-65

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

                                                                         T. Rowe Price                         Scudder
                                                                   Small Cap Growth Portfolio          Global Equity Portfolio
                                                                --------------------------------- ---------------------------------
                                                                  For the Six    For the Period     For the Six     For the Period
                                                                  Months Ended   March 3, 1997 to   Months Ended   March 3, 1997 to
                                                                 June 30,  1998    December 31,     June 30, 1998    December 31,
                                                                  (unaudited)         1997           (unaudited)        1997
                                                                ---------------  ----------------   -------------  ----------------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  Beginning of period ...........................    $11.88          $10.00             $10.85          $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
----------------------

  Net investment income .........................................      0.01              --               0.11            0.10

  Net realized and unrealized gain ..............................      0.60            1.88               1.64            0.86
                                                                     ------          ------             ------          ------
        Total From Investment Operations ........................      0.61            1.88               1.75            0.96
                                                                     ------          ------             ------          ------

Less Distributions:
-------------------

  Dividends from net investment income ..........................        --              --(3)              --           (0.10)

  Distributions from net realized capital gains .................        --              --              (0.02)          (0.01)
                                                                     ------          ------             ------          ------
        Total Distributions .....................................        --              --              (0.02)          (0.11)
                                                                     ------          ------             ------          ------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:  End of period .................................    $12.49          $11.88             $12.58          $10.85
-----------------------------------------------------------------------------------------------------------------------------------

  Total Return ..................................................      5.13%          18.81%             16.11%           9.62%

Supplemental Data/Significant Ratios:
-------------------------------------

  Net assets at end of period (000's)............................  $163,345         $94,020            $99,411         $60,712

  Net expenses to average net assets (Note 3) (1) ...............      0.66%           0.67%              0.92%           0.78%

  Operating expenses to average net assets before voluntary
    expense reimbursements (Note 3) (1) .........................      0.66%           0.86%              1.01%           1.14%

  Net investment income to average net assets (1) ...............      0.13%           0.01%              2.20%           1.66%

  Net investment income to average net assets before voluntary
    expense reimbursements (Note 3) (1) .........................      0.13%          (0.19)%             2.11%           1.30%

  Portfolio turnover (2) ........................................     22.98%          13.45%              9.68%          36.04%
-----------------------------------------------------------------------------------------------------------------------------------

    Notes:

    Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

     (1) Ratios for the six months ended June 30, 1998 have been determined on annualized operating results for the period. Twelve-month results may be different.

     (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of securities (excluding short-term securities) for June 30, 1998 amounted to:
         $88,344,901 and $28,741,844 for the T. Rowe Price Small Cap Growth Portfolio, $37,217,026 and $7,266,491 for the Scudder Global Equity Portfolio, respectively.

     (3) Less than $.005 per share.

     See Notes to Financial Statements.

                                    MSF-66

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements June 30, 1998 (unaudited)
--------------------------------------------------------------------------------
1. Significant      The Metropolitan Series Fund, Inc. ("Fund") is registered
   Accounting       under the Investment Company Act of 1940 as an open end
   Policies         investment company. All of the portfolios of the Fund are
                    diversified as defined under securities laws. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial
                    statements. The policies are in conformity with generally
                    accepted accounting principles.
                    -----------------------------------------------------------
                A.  Investment Security Valuation: Portfolio securities that are traded on domestic stock exchanges are valued at the last price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices (except for the Loomis Sayles
                    High Yield Portfolio, which in the latter case would value such securities at the last bid price). Securities trading primarily on non-domestic exchanges are valued at the preceding closing price on the exchange where it primarily trades (or, in the case of the Loomis Sayles High Yield Bond and Scudder Global Equity Portfolios, the last sale). A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors or its delegates. If no closing price is available, then such securities are valued by using the mean between the last current bid and asked prices or, second, by using the last available closing price (except for the Scudder Global Equity Portfolio which second values such securities at the last current bid, and third by using the last available price). Domestic securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities
                    (except for the Loomis Sayles High Yield Bond Portfolio, which, in the latter case, would value such security at the last bid price; or the Scudder Global Equity Portfolio which would value such security first at the last sale, and second at the bid price). All non-U.S. securities traded in the over-the-counter securities market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such non-domestic over-the-counter securities, then such securities will be valued in good faith by a method that the Board of Directors, or its delegates, believe accurately reflects fair value. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available (e.g. certain long-term bonds and notes) are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained for this purpose and typically utilized by other institutional-sized trading organizations. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Short-term instruments with a remaining maturity of sixty days or less are valued utilizing the amortized cost method of valuation. If for any reason the fair value of any security is not fairly reflected by such method, such security will be valued by the same methods as securities having a maturity of more than sixty days.

                    Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily. The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.
                    ------------------------------------------------------------
                B. Investment Security Transactions: Security transactions are recorded on the trade date. Securities denominated in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified; interest income is accrued as earned. Transactions denominated in foreign currencies are recorded at the rate prevailing when earned or incurred. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates prevailing on the respective dates traded.
                    ------------------------------------------------------------
                C. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code and regulations thereunder applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. At December 31, 1997, the State Street Research Income, State Street Research International Stock, and
                    T. Rowe Price Small Cap Growth Portfolios had available for federal income tax purposes unused capital loss carryovers of approximately $29,822, $7,097,000, and $69,489, respectively, which will expire on December 31, 2005, on December 31, 2004, and on December 31, 2005, respectively.
                    ------------------------------------------------------------
                D. Return of Capital Distributions: The Fund distributes all of its taxable income, both net realized gains and net investment income, to shareholders. Effective January 1, 1994 the Fund adopted Statement of Position 93-2:
                    Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. As a result, the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

                    The State Street Research Aggressive Growth Portfolio incurred net investment losses of $1,338,007 during 1996 and $1,659,985 during 1997, which has been reclassified to paid-in-capital at December 31, 1996 and December 31, 1997, respectively.
                    ------------------------------------------------------------
                E. Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy or sell a specific currency for a set price on a future date. The Fund may enter into forward foreign currency exchange contracts to hedge security transactions on holdings denominated in a foreign currency. Should foreign currency exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the forward foreign currency exchange contracts and may realize a loss. The use of forward foreign currency exchange contracts involves the risk of imperfect correlation in movements in the price of the underlying hedged assets and foreign currency exchange rates. During the period that a contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking to market" on a daily basis. A realized gain or loss will be recognized when a contract is completed or canceled.
                    ------------------------------------------------------------

                                    MSF-67

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

1. Significant  F.  Repurchase Agreements: The Fund requires the custodian to
   Accounting       take possession, to have legally segregated in the Federal
   Policies-        Reserve Book Entry System, or to have segregated within the
   (Cont.)          custodian's vault, all securities held as collateral for
                    repurchase agreements. The market value of the underlying
                    securities is required to be at least 102% of the resale
                    price at the time of purchase. If the seller of the
                    agreement defaults, and the value of the collateral
                    declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
                    ------------------------------------------------------------
               G.   Estimates and Assumptions: The preparation of financial
                    statements in conformity with generally accepted accounting principals requires management to make estimates and
                    assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and
                    liabilities as of the date of the financial statements and the reported amounts of income and expenses during the
                    reporting period. Actual results could differ from those
                    estimates.
                    ------------------------------------------------------------
2. Restricted       The State Street Research Income Portfolio holds sixteen
   and Illiquid     securities, the State Street Research Money Market Portfolio
   Securities       holds one security, the State and Research Diversified
                    Portfolio holds nineteen securities, the State Street
                    Research International Stock Portfolio holds three
                    securities, and the Loomis Sayles High Yield Bond
                    Portfolio holds thirty-three securities that were purchased in private placement transactions. These securities may be resold in transactions exempt from registration or to the
                    public if the securities are registered. The sale of these securities may involve lengthy negotiations and additional expense. These constraints may affect the security's
                    marketability, and therefore hinder prompt disposal at an
                    acceptable price. The Fund intends to invest no more than
                    15% of net assets in illiquid and restricted securities,
                    except for the State Street Research Money Market Portfolio and the Scudder Global Equity Portfolio where the
                    restriction is 10% of net assets. Restricted securities
                    (including Rule 144A issues) held at June 30, 1998 are
                    footnoted at the end of each applicable Portfolio's schedule of investments.
                    ------------------------------------------------------------
3. Expenses    A.   Investment Management Agreements: The Fund has entered into investment management agreements with Metropolitan Life. For providing investment management services to the Fund, Metropolitan Life receives monthly compensation at the annual rate of:

            Portfolio                           First Tier             Second Tier           Third Tier            Fourth Tier
            ---------                           ----------             -----------           ----------            -----------
State Street Research Growth               .55% up to $500 mil.    .50% next $500 mil.  .45% above $1 bil.
State Street Research Income               .35% up to $250 mil.    .30% next $250 mil.  .25% above $500 mil.
State Street Research Money Market         .25% all asset levels
State Street Research Diversified          .50% up to $500 mil.    .45% next $500 mil.  .40% above $1 bil.
State Street Research Aggressive Growth    .75% up to $500 mil.    .70% next $500 mil.  .65% above $1 bil.
MetLife Stock Index                        .25% all assets levels
State Street Research International Stock  .75% up to $500 mil.    .70% next $500 mil.  .65% above $1 bil.
Loomis Sayles High Yield Bond              .70% all asset levels
Janus Mid Cap                              .75% up to $100 mil.    .70% next $400 mil.  .65% above $500 mil.
T. Rowe Price Small Cap Growth             .55% up to $100 mil.    .50% next $300 mil.  .45% above $400 mil.
Scudder Global Equity                      .90% up to $50 mil.     .55% next $50 mil.   .50% next $400 mil.    .475% above $500 mil.


                    The Fund and Metropolitan Life have entered into various sub-investment management agreements. State Street Research & Management Company, a subsidiary of Metropolitan Life, is compensated to provide sub-investment management services for the State Street Research Growth, State Street Research Income, State Street Research Money Market, State Street Research Diversified, State Street Research Aggressive Growth, and the State Street Research International Stock Portfolios. GFM International Investors Limited, a subsidiary of Metropolitan Life, is compensated to provide sub-sub-investment management services for the State Street Research International Stock Portfolio. Loomis, Sayles & Company, L.P., whose general partner is indirectly owned by Metropolitan Life, is compensated to provide sub-investment management services for the Loomis Sayles High Yield Bond Portfolio. Janus Capital Corporation is compensated to provide sub-investment management services for the Janus Mid Cap Portfolio. T. Rowe Price Associates, Inc. is compensated to provide sub-investment management services for the T. Rowe Price Small Cap Growth Portfolio. Scudder Kemper Investments, Inc. is compensated to provide sub-investment management services for the Scudder Global Equity Portfolio.
                    ------------------------------------------------------------
                B. Investment Management Fee Waiver: Metropolitan Life has agreed to waive a portion of its investment management fee for the Scudder Global Equity Portfolio during the first year of the Portfolio's operations. For the first six months, the waiver equaled .35% of the average daily value of the aggregate net assets of the Portfolio up to $50 million, .175% of such assets on the next $50 million, .15% of such assets on the next $400 million and .1375% of such assets on amounts in excess of $500 million. During the second six months of the Portfolio's operations, such waiver of the investment management fee is equal to .175% of assets up to $50 million, .0875% of assets on the next $50 million, .075% of assets on the next $400 million and .06875% of such assets in excess of $500 million.
                    ------------------------------------------------------------
                C. Subsidization of Portfolios: Metropolitan Life has agreed to subsidize all expenses, excluding those listed below, in excess of .20% of the net assets of Loomis Sayles High Yield Bond Portfolio, Janus Mid Cap Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Scudder Global Equity Portfolio. Subsidization will continue until either each Portfolio's total net assets are at least $100 million, or March 2, 1999, whichever is earlier. Subsidization ceased on December 31, 1997 for the Janus Mid Cap Portfolio, and on January 22, 1998 for the T. Rowe Price Small Cap Growth Portfolio when each Portfolio exceeded the $100 million threshold. Expenses excluded from subsidization are: investment management fees payable to Metropolitan Life, brokerage commissions on portfolio transactions (including any other direct costs related to the acquisition, disposition, lending or borrowing of portfolio investments), taxes payable by the Fund, interest and other costs related to borrowings by the Fund, and any extraordinary or non-recurring expenses (such as legal claims and liabilities and litigation costs and any indemnification related thereto).

                    Prior to May 16, 1993, Metropolitan Life was obligated to pay all expenses of each Portfolio of the Fund that was in operation at that time. Since that date, the Fund has been obligated to pay all of its own expenses (except as outlined in the preceding paragraph). However, Metropolitan Life reserves the right, at its sole discretion, to pay all or a portion of the expenses of the Fund or any of its Portfolios, and to terminate such voluntary payment at any time upon notice to the Board of Directors and affected shareholders of the Fund.
                    ------------------------------------------------------------

                                    MSF-68

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements June 30, 1998 (unaudited)
--------------------------------------------------------------------------------
4.  Dividend        The Fund distributes, at least annually, substantially all
    Distributions   net investment income, if any, of each Portfolio, which will then be reinvested in additional full and fractional shares of the Portfolio. All net realized long-term or short-term capital gains of the Fund, if any, are declared and
                    distributed at least annually to the shareholders of the
                    Portfolio or Portfolios to which such gains are
                    attributable.
--------------------------------------------------------------------------------
5.  New Portfolios  On March 3, 1997, the Fund commenced operations of four additional Portfolios: Loomis Sayles High Yield Bond
                    Portfolio, Janus Mid Cap Portfolio, T. Rowe Price Small Cap
                    Growth Portfolio, and Scudder Global Equity Portfolio.
                    Metropolitan Life supplied initial start-up capital of
                    $22,000,000 to facilitate the operation of these Portfolios.
                    Metropolitan Life Insurance, therefore, purchased 200,000
                    shares of the Loomis Sayles High Yield Bond Portfolio,
                    500,000 shares of the Janus Mid Cap Portfolio, 500,000
                    shares of the T. Rowe Price Small Cap Growth Portfolio, and
                    1,000,000 shares of the Scudder Global Equity Portfolio,
                    with each Portfolio valued at $10 per share. Subsequently, these Portfolios were made available for certain contracts.
                    As of June 30, 1998, all start-up capital for the four
                    Portfolios introduced in 1997 (including applicable market appreciation) has been redeemed by Metropolitan Life.
--------------------------------------------------------------------------------
6.  Portfolio       On March 3, 1997, the names of the Growth Portfolio, Income
    Name Changes    Portfolio, Money Market Portfolio, Diversified Portfolio,
                    Aggressive Growth Portfolio, Stock Index Portfolio, and
                    International Stock Portfolio changed. These Portfolios were renamed as follows: State Street Research Growth Portfolio,
                    State Street Research Income Portfolio, MetLife Money Market
                    Portfolio, State Street Research Diversified Portfolio,
                    State Street Research Aggressive Growth Portfolio, MetLife
                    Stock Index Portfolio, and GFM International Stock
                    Portfolio. Subsequently, on August 1, 1997, the names of the
                    MetLife Money Market Portfolio and GFM International Stock
                    Portfolio were changed to the State Street Research Money
                    Market Portfolio and the State Street Research International
                    Stock Portfolio, respectively.
--------------------------------------------------------------------------------
7.  Securities      On December 15, 1997, the Fund entered into a securities
    Lending         lending arrangement with the Fund's custodian, State Street
                    Bank and Trust Co. ("the custodian"). Under the agreement, the custodian is authorized to loan securities on the Fund's behalf. In exchange, the Fund receives collateral against
                    the loaned securities. Each Portfolio receives collateral at least equal to 102% of the market value of the loaned
                    securities (105% for foreign securities), at each loan's
                    inception. Collateral must be maintained at least at 100% of the market value of the loaned securities for the duration of the loan. The collateral is invested in the Navigator
                    Securities Lending Prime Portfolio, which invests in a
                    variety of high quality U.S. dollar-denominated instruments.
                    The Fund receives 70% of the annual net income from lending transactions, which is included in interest income of the
                    respective Portfolios. The Fund bears the risk of any
                    deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
                    Portfolios with outstanding loans at June 30, 1998 are
                    footnoted at the end of each applicable Portfolio's schedule of investments.
--------------------------------------------------------------------------------
8.  Net Unrealized  As of June 30, 1998, gross unrealized appreciation and
    Appreciation/   depreciation on investments and foreign currency were as
   (Depreciation)   follows:

                                                                                                  State Street
                                          State Street       State Street       State Street        Research            MetLife
                                            Research           Research          Research          Aggressive            Stock
                                            Growth             Income           Diversified          Growth              Index
                                           Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Gross Unrealized Appreciation .......   $   651,246,965    $    11,834,663    $   302,867,814    $   300,611,158    $ 1,010,963,831
Gross Unrealized Depreciation .......       (38,354,806)        (3,306,054)       (23,858,300)       (60,841,609)       (24,592,477)

                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net Unrealized Appreciation/
(Depreciation) of Investments(*)  ...   $   612,892,159    $     8,528,609    $   279,009,514    $   239,769,549    $   986,371,354
                                        ===============    ===============    ===============    ===============    ===============
Aggregate Cost of Securities
(including short-term securities) ...   $ 2,256,505,753    $   449,538,711    $ 2,103,171,159    $ 1,239,353,681    $ 1,714,613,026
                                        ===============    ===============    ===============    ===============    ===============

                                           State Street
                                             Research                                               T. Rowe Price
                                           International     Loomis Sayles         Janus             Small Cap       Scudder Global
                                              Stock         High Yield Bond        Mid Cap            Growth             Equity
                                            Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Gross Unrealized Appreciation .......   $    63,188,663    $       988,444    $    36,700,329    $    22,359,691    $    15,569,063
Gross Unrealized Depreciation .......       (12,295,141)        (3,689,814)        (2,083,620)        (8,347,532)        (3,921,363)

                                        ---------------    ---------------    ---------------    ---------------    ---------------
Net Unrealized Appreciation /
(Depreciation) of Investments(*)  ...   $    50,893,522    $    (2,701,370)   $    34,616,709    $    14,012,159    $    11,647,700
                                        ===============    ===============    ===============    ===============    ===============
Aggregate Cost of Securities
(including short-term securities) ...   $   242,845,569    $    44,840,427    $   230,817,032    $   153,504,477    $    89,931,442
                                        ===============    ===============    ===============    ===============    ===============

(*) Does not include unrealized gains and (losses) related to foreign currency contracts and translations of $573,438, $1,306,612, $(46), $28,127, $(582),
$(142,798), and $(9,832) for the State Street Research Income, State Street Research Diversified, State Street Research Aggressive Growth, State Street Research International Stock, Loomis Sayles High Yield Bond, Janus Mid Cap, and Scudder Global Equity Portfolios, respectively.(see Note 10.)

                                    MSF-69

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements June 30, 1998 (unaudited)
--------------------------------------------------------------------------------
9.Capital Stock     At June 30, 1998, there were 2,000,000,000 shares of $0.01
  Activity          par value common stock authorized for the Fund. The shares of common stock are divided into eleven series: State Street
                    Research Growth, State Street Research Income, State Street
                    Research Money Market, State Street Research Diversified,
                    State Street Research Aggressive Growth, MetLife Stock
                    Index, State Street Research International Stock, Loomis
                    Sayles High Yield Bond, Janus Mid Cap, T. Rowe Price Small
                    Cap Growth, and Scudder Global Equity Portfolios.

                    Transactions in shares were as follows:

                                                 For the Six Months Ended June 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                             State Street                 State Street                 State Street
                                 State Street  State Street    Research    State Street     Research       MetLife       Research
                                   Research      Research        Money       Research      Aggressive       Stock      International
                                    Growth        Income         Market     Diversified      Growth         Index         Stock
                                   Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                  ----------    ----------    ----------    ----------    -----------    -----------    ----------
Shares sold ..................     3,142,643     2,759,504     2,827,085     9,812,467        962,365     10,178,940     4,582,142
Shares issued in reinvestment
of dividends .................     1,870,499        99,093           ---     1,892,636        517,046         79,351        47,340
                                  ----------    ----------    ----------    ----------    -----------    -----------    ----------
          Total ..............     5,013,142     2,858,597     2,827,085    11,705,103      1,479,411     10,258,291     4,629,482
Shares redeemed ..............      (386,148)     (703,641)   (1,855,526)     (162,665)    (3,945,372)      (365,325)   (6,162,797)
                                  ----------    ----------    ----------    ----------    -----------    -----------    ----------
Net increase (decrease) ......     4,626,994     2,154,956       971,559    11,542,438     (2,465,961)     9,892,966    (1,533,315)
                                  ==========    ==========    ==========    ==========    ===========    ===========    ==========

                                             For the Six Months Ended June 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                              T. Rowe
                                   Loomis                      Price        Scudder
                                 Sayles High      Janus      Small Cap       Global
                                 Yield Bond      Mid Cap      Growth         Equity
                                  Portfolio     Portfolio    Portfolio      Portfolio
                                -----------     ---------   -----------    ----------
Shares sold ..................     1,503,625     8,028,196     8,032,438     3,207,584
Shares issued in reinvestment
of dividends .................           752           ---           ---        10,515
                                 -----------     ---------   -----------    ----------
          Total ..............     1,504,377     8,028,196     8,032,438     3,218,099
Shares redeemed ..............      (159,289)      (65,921)   (2,875,247)     (912,658)
                                 -----------     ---------   -----------    ----------
Net increase .................     1,345,088     7,962,275     5,157,191     2,305,441
                                 ===========     =========   ===========    ==========
                                                 For the Year Ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                             State Street                 State Street                 State Street
                                 State Street  State Street    Research    State Street     Research       MetLife       Research
                                   Research      Research        Money       Research      Aggressive       Stock      International
                                    Growth        Income         Market     Diversified      Growth         Index         Stock
                                   Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                  ----------    ----------    ----------    ----------    -----------    -----------    ----------
Shares sold .................      8,230,850     2,000,510     2,412,286    12,435,452      3,762,075     18,865,897     3,959,141
Shares issued in reinvestment
of dividends ................     13,468,235     2,191,691       206,604    17,906,235      2,348,065      1,429,601           ---
                                  ----------    ----------    ----------    ----------    -----------    -----------    ----------
          Total .............     21,699,085     4,192,201     2,618,890    30,341,687      6,110,140     20,295,498     3,959,141
Shares redeemed .............       (470,847)   (2,665,334)   (2,804,937)     (545,849)    (4,450,372)      (579,241)   (6,488,877)
                                  ----------    ----------    ----------    ----------    -----------    -----------    ----------
Net increase (decrease) .....     21,228,238     1,526,867      (186,047)   29,795,838      1,659,768     19,716,257    (2,529,736)
                                  ==========    ==========    ==========    ==========    ===========    ===========    ==========

                                    MSF-70

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

9.Capital Stock                             For the Period March 3, 1997 (commencement of operations) to December 31, 1997
  Activity-  -----------------------------------------------------------------------------------------------------------------------
  (Cont.)                                                                                          T. Rowe
                                                                        Loomis                      Price        Scudder
                                                                     Sayles High      Janus       Small Cap      Global
                                                                      Yield Bond     Mid Cap       Growth        Equity
                                                                      Portfolio     Portfolio     Portfolio     Portfolio
                                                                     ----------     ---------    ----------    ----------
             Shares sold .........................................    2,822,530     8,109,326     9,488,942     6,023,632
             Shares issued in reinvestment
             of dividends ........................................      122,359        33,002           885        59,518
                                                                     ----------     ---------    ----------    ----------
                       Total .....................................    2,944,889     8,142,328     9,489,827     6,083,150
             Shares redeemed .....................................     (203,832)      (10,081)   (1,574,218)     (488,028)
                                                                     ----------     ---------    ----------    ----------
             Net increase ........................................    2,741,057     8,132,247     7,915,609     5,595,122
                                                                     ==========     =========    ==========    ==========

--------------------------------------------------------------------------------
10.Foreign          The fair value of foreign currency contracts is the amount
   Currency         at which the contracts could be settled based on exchange
   Translations     rates obtained from dealers. As of June 30, 1998, the State
                    Street Research Income Portfolio experienced an unrealized net gain of $577,447 based on the following foreign currency exchange contracts outstanding:

                                                                               Valuation               Unrealized
                                 Expiration              Contract                as of                Appreciation
       Sold                         Date                  Amount             June 30, 1998           (Depreciation)
-------------------            -------------           -----------          -------------           --------------
Australian Dollar                  7/23/98             $ 1,738,437            $ 1,657,996             $    80,441
Australian Dollar                  8/13/98                 630,654                616,770                  13,884
British Pound Sterling             7/23/98               8,831,592              8,804,681                  26,911
New Zealand Dollar                 7/10/98               1,842,902              1,866,781                 (23,879)
New Zealand Dollar                 7/23/98               6,678,891              6,242,194                 436,697
New Zealand Dollar                 8/13/98                 932,640                902,813                  29,827
                                                   ---------------        ---------------         ---------------
                                                       $20,655,116            $20,091,235             $   563,881
                                                   ===============        ===============         ===============
    Purchased
-------------------
Australian Dollar                  7/23/98             $ 1,647,924            $ 1,657,996             $    10,072
Australian Dollar                  8/13/98                 613,278                616,772                   3,494
                                                   --------------         --------------          ---------------
                                                       $ 2,261,202            $ 2,274,768             $    13,566
                                                   ===============        ===============         ===============
Net unrealized appreciation......................................................................     $   577,447
                                                                                                  ===============

The State Street Research Income Portfolio had an unrealized net translation loss on foreign currency receivables and payables as follows:
   Net unrealized translation (loss):

   Interest Receivables                                           $(4,009)
                                                              -----------
      Net unrealized translation (loss).......................    $(4,009)
                                                              ===========

As of June 30, 1998 the State Street Research Diversified Portfolio experienced an unrealized net gain of $1,315,758 based on the following foreign currency exchange contracts outstanding:

                                                                Valuation          Unrealized
                              Expiration        Contract          as of           Appreciation
      Sold                      Date             Amount        June 30, 1998     (Depreciation)
---------------------     --------------     -------------    --------------     --------------
Australian Dollar             7/23/98           $5,710,544        $5,445,927           $264,617
Australian Dollar             8/13/98            1,063,792         1,040,373             23,419
British Pound Sterling        7/23/98           18,180,248        18,126,304             53,944
New Zealand Dollar            7/10/98            4,281,739         4,367,957            (86,218)
New Zealand Dollar            7/23/98           13,978,585        13,064,707            913,878
New Zealand Dollar            8/13/98            3,216,000         3,113,147            102,853
                                             -------------    --------------     --------------
                                               $46,430,908       $45,158,415         $1,272,493
                                             =============    ==============     ==============
      Purchased
---------------------
Australian Dollar                7/23/98        $5,408,556        $5,445,927            $37,371
Australian Dollar                8/13/98         1,034,481         1,040,375              5,894
                                             -------------    --------------     --------------
                                                $6,443,037        $6,486,302            $43,265
                                             =============    ==============     ==============
Net unrealized appreciation......................................................    $1,315,758
                                                                                 ==============

                                    MSF-71

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

10.Foreign               The State Street Research Diversified Portfolio had an
   Currency              unrealized net translation loss on foreign currency
   Translations-(Cont.)  receivables and payables as follows:

                            Net unrealized translation (loss):
                                   Interest Receivables                                                    $ (9,146)
                                                                                                  -----------------
                                     Net unrealized translation (loss)............................         $ (9,146)
                                                                                                  =================
                         The State Street Research Aggressive Growth Portfolio had an
                         unrealized net translation loss on foreign currency
                         receivables and payables as follows:
                            Net unrealized translation (loss):
                                   Dividend Receivables                                                    $    (54)
                                   Tax Expense Payables                                                           8
                                                                                                  -----------------
                                     Net unrealized translation (loss)............................         $    (46)
                                                                                                  =================

                         The State Street Research International Stock Portfolio had
                         an unrealized net translation gain on foreign currency
                         receivables and payables as follows: Net unrealized
                         translation gain:
                            Dividend Payables                                                              $    301
                            Dividend Receivables                                                                572
                            Dividend Reclaim Receivables                                                     (6,618)
                            Purchase Payables                                                               (26,946)
                            Sales Receivables                                                                60,826
                            Tax Expense Payables                                                                 (8)
                                                                                                  -----------------
                                   Net unrealized translation gain................................         $ 28,127
                                                                                                  =================

                         The Loomis Sayles High Yield Bond Portfolio had an unrealized net translation loss on foreign currency receivables and payables as follows:

                            Net unrealized translation (loss):
                               Interest Receivables                                                        $   (582)
                                                                                                  -----------------
                                   Net unrealized translation (loss)..............................         $   (582)
                                                                                                  =================

As of June 30, 1998 the Janus Mid Cap Portfolio experienced an unrealized net loss of $143,261 based on the following foreign currency exchange contracts outstanding:

                                                                      Valuation             Unrealized
                                 Expiration       Contract              as of              Appreciation
       Sold                         Date           Amount           June 30, 1998         (Depreciation)
------------------------        ------------    ------------      -----------------        ------------
British Pound Sterling            07/10/98        $1,372,449            $ 1,410,108           $ (37,659)
British Pound Sterling            08/13/98         2,367,440              2,440,214             (72,774)
British Pound Sterling            10/07/98         3,100,460              3,105,152              (4,692)
British Pound Sterling            11/04/98         3,121,700              3,149,836             (28,136)
                                                ------------      -----------------        ------------
                                                  $9,962,049            $10,105,310           $(143,261)
                                                ============      =================        ============
Net unrealized (depreciation).............................................................    $(143,261)
                                                                                           ============

The Janus Mid Cap Portfolio had an unrealized net translation gain on foreign currency receivables and payables as follows:

  Net unrealized translation gain:
      Dividend Reclaim Receivables                               $    41
      Pending Spot Foreign Exchange Purchases                      3,211
      Purchase Payables                                           (2,789)
                                                            ------------
         Net unrealized translation gain...................      $   463
                                                            ============

                                    MSF-72

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements June 30, 1998 (unaudited)
--------------------------------------------------------------------------------
10 Foreign               As of June 30, 1998 the Scudder Global Equity Portfolio
   Currency              experienced an unrealized net loss of $10,455 based
   Transactions-(Cont.)  on the following foreign currency exchange contracts outstanding:

                                                                                       Valuation              Unrealized
                                                    Expiration        Contract           as of               Appreciation
   Sold                                                Date            Amount        June 30, 1998          (Depreciation)
---------------------                             --------------  --------------    ---------------        ----------------
 Dutch Mark                                           7/31/98        $ 1,237,786        $ 1,227,802             $     9,984
 Dutch Mark                                           8/17/98            955,000            966,195                 (11,195)
 Japanese Yen                                         9/28/98          2,444,405          2,453,649                  (9,244)
                                                                  --------------    ---------------        ----------------
                                                                     $ 4,637,191        $ 4,647,646             $   (10,455)
                                                                  ==============    ===============        ================
 Net unrealized (depreciation)..................................................................                $   (10,455)
                                                                                                           ================

 The Scudder Global Equity Portfolio had an unrealized net translation gain on foreign currency receivables and payables as follows:
        Net unrealized translation gain:
           Dividend Receivables                                                $(221)
           Dividend Reclaim Receivables                                         (432)
           Interest Receivables                                                  652
           Interest Reclaim Receivables                                          289
           Pending Spot Foreign Exchange Purchases                             4,331
           Pending Spot Foreign Exchange Sales                                   203
           Purchase Payables                                                  19,282
           Sales Receivables                                                 (23,488)
           Tax Expense Payables                                                    7
                                                                      --------------
                 Net unrealized translation gain......................          $623
                                                                      ==============

                                    MSF-73

--------------------------------------------------------------------------------
Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------

Directors and Officers
--------------------------------------------------------------------------------
As of July 30, 1998

DIRECTORS:
--------------------------------------------------------------------------------
David A. Levene--Chairman of the Board and Director

Steve A. Garban--Director

Malcolm T. Hopkins--Director

Robert A. Lawrence--Director

Dean O. Morton--Director

Michael S. Scott Morton--Director

Arthur G. Typermass--Director

OFFICERS:
--------------------------------------------------------------------------------
David A. Levene--Chief Executive Officer

Christopher P. Nicholas--President and Chief Operating Officer

Elaine Stevenson--Vice-President

Lawrence A. Vranka--Vice-President

Bradford W. White--Controller

Janet Morgan--Treasurer

Robin Wagner--Secretary

This report has been prepared for the owners and prospective owners of the Preference Plus Account annuity contracts issued by Metropolitan Life Insurance Company and shareholders of Metropolitan Series Fund, Inc. This report may be distributed only when preceded or accompanied by the appropriate Preference Plus Account prospectus and a current performance sheet. Please consult the prospectus for information regarding applicable fees and charges.





               If you want more information, please contact your
                             sales representative.





MetLife(R)                                                     -----------------
                                                                   Bulk Rate
Metropolitan Life Insurance Company                            U.S. Postage Paid
Johnstown Office, 500 Schoolhouse Road                           Lancaster, PA
Johnstown, PA 15904-2914                                          Permit 1620
                                                               -----------------
Address Service Requested


MSFAnnualReportPPA(0898)                                98082MPX(exp0199)MLIC-LD

Date of First Use: 08/31/98